UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Select Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 2.8%

4,869	Boeing Company	$707,807

5,369	Raytheon Company	537,168
	Total Aerospace & Defense	1,244,975

	Airlines – 3.9%

8,649	American Airlines Group Inc.	424,493

16,414	Delta Air Lines, Inc.	776,546

12,045	Southwest Airlines Co.	544,193
	Total Airlines	1,745,232

	Banks – 1.0%

7,725	JPMorgan Chase & Co.	420,086

	Biotechnology – 4.5%

1,891	Alexion Pharmaceuticals Inc., (2)	346,507

1,664	Biogen Idec Inc., (2)	647,562

1,161	Bluebird Bio Inc., (2)	107,869

8,585	Gilead Sciences, Inc.	899,966
	Total Biotechnology	2,001,904

	Capital Markets – 3.9%

3,984	Ameriprise Financial, Inc.	497,761

21,801	E*Trade Group Inc., (2)	502,513

19,180	Invesco LTD	704,481
	Total Capital Markets	1,704,755

	Chemicals – 3.3%

8,558	Dow Chemical Company	386,479

5,252	LyondellBasell Industries NV	415,381

2,974	PPG Industries, Inc.	662,845
	Total Chemicals	1,464,705

	Computers & Peripherals – 10.1%

25,128	Apple, Inc.	2,943,996

24,359	Hewlett-Packard Company	880,091

6,529	Western Digital Corporation	634,815
	Total Computers & Peripherals	4,458,902

	Consumer Finance – 2.8%

10,066	Discover Financial Services	547,389

77,764	SLM Corporation	708,430
	Total Consumer Finance	1,255,819

Nuveen Investments	1

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 1.1%

5,317	Duke Energy Corporation, (3)	$463,323

	Electrical Equipment – 1.1%

4,426	Rockwell Automation, Inc.	482,080

	Energy Equipment & Services – 0.9%

6,751	Baker Hughes Incorporated	391,490

	Food & Staples Retailing – 3.0%

7,734	CVS Caremark Corporation	759,169

8,505	Kroger Co.	587,270
	Total Food & Staples Retailing	1,346,439

	Health Care Equipment & Supplies – 3.0%

41,195	Boston Scientific Corporation, (2)	610,098

10,346	Medtronic, PLC	738,704
	Total Health Care Equipment & Supplies	1,348,802

	Health Care Providers & Services – 3.3%

3,152	McKesson HBOC Inc.	670,273

7,598	UnitedHealth Group Incorporated	807,288
	Total Health Care Providers & Services	1,477,561

	Hotels, Restaurants & Leisure – 4.3%

4,120	Las Vegas Sands	224,004

11,097	Royal Caribbean Cruises Limited	838,378

10,014	Six Flags Entertainment Corporation	430,201

2,795	Wynn Resorts Ltd	413,520
	Total Hotels, Restaurants & Leisure	1,906,103

	Household Durables – 2.6%

12,801	Jarden Corporation, (3)	614,704

2,581	Whirlpool Corporation	513,825
	Total Household Durables	1,128,529

	Independent Power & Renewable Electricity Producers – 1.2%

21,532	NRG Energy Inc.	530,979

	Insurance – 1.6%

18,163	Hartford Financial Services Group, Inc.	706,541

	Internet & Catalog Retail – 0.8%

370	priceline.com Incorporated, (2)	373,508

	IT Services – 3.7%

7,719	Computer Sciences Corporation	468,389

14,409	MasterCard, Inc.	1,181,970
	Total IT Services	1,650,359

2	Nuveen Investments

Shares	Description (1)	Value

	Leisure Equipment & Products – 1.0%

3,035	Polaris Industries Inc.	$438,831

	Machinery – 3.1%

9,065	Caterpillar Inc.	724,928

6,965	Illinois Tool Works, Inc.	648,372
	Total Machinery	1,373,300

	Media – 5.0%

15,019	Comcast Corporation, Class A, (3)	798,185

7,683	Time Warner Inc.	598,736

9,195	Walt Disney Company, (3)	836,377
	Total Media	2,233,298

	Multiline Retail – 2.3%

13,749	Target Corporation	1,012,064

	Multi-Utilities – 2.1%

6,428	Dominion Resources, Inc.	494,249

4,064	Sempra Energy	454,843
	Total Multi-Utilities	949,092

	Oil, Gas & Consumable Fuels – 7.0%

5,141	Anadarko Petroleum Corporation	420,277

7,564	Devon Energy Corporation	455,882

7,721	Exxon Mobil Corporation	674,970

14,932	Kinder Morgan, Inc.	612,959

7,338	Occidental Petroleum Corporation	587,040

2,173	Pioneer Natural Resources Company	327,102
	Total Oil, Gas & Consumable Fuels	3,078,230

	Pharmaceuticals – 5.7%

14,475	AbbVie Inc.	873,566

10,064	Mylan Laboratories Inc., (2)	534,902

20,369	Pfizer Inc.	636,531

8,671	Teva Pharmaceutical Industries Limited, Sponsored ADR	493,033
	Total Pharmaceuticals	2,538,032

	Semiconductors & Semiconductor Equipment – 2.1%

18,910	Applied Materials, Inc.	431,904

17,606	Micron Technology, Inc., (2)	515,240
	Total Semiconductors & Semiconductor Equipment	947,144

	Software – 2.0%

16,384	Electronic Arts Inc., (2)	898,826

	Specialty Retail – 8.0%

25,827	Best Buy Co., Inc.	909,110

Nuveen Investments	3

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

8,508	Foot Locker, Inc.	$452,796

18,058	Lowe’s Companies, Inc.	1,223,610

4,069	Signet Jewelers Limited	492,797

26,579	Staples, Inc.	453,172
	Total Specialty Retail	3,531,485
	Total Long-Term Investments (cost $39,104,528)	43,102,394

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 7.5%

	Money Market Funds – 7.5%

3,343,582	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$3,343,582
	Total Investments Purchased with Collateral from Securities Lending (cost $3,343,582)	3,343,582

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

250,334	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$250,334
	Total Short-Term Investments (cost $250,334)	250,334
	Total Investments (cost $42,698,444) – 105.3%	46,696,310
	Other Assets Less Liabilities – (5.3)%	(2,365,448)
	Net Assets – 100%	$44,330,862

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,102,394	$—	$—	$43,102,394
Investments Purchased with Collateral from Securities Lending	3,343,582	—	—	3,343,582
Short-Term Investments:
Money Market Funds	250,334	—	—	250,334
Total	$46,696,310	$—	$—	$46,696,310

4	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $42,715,591.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$5,218,580
Depreciation	(1,237,861)
Net unrealized appreciation (depreciation) of investments	$3,980,719

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,191,907.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

Nuveen Investments	5

Nuveen Small Cap Select Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 98.6%

	Automobiles – 1.5%

60,737	Thor Industries, Inc.	$3,422,530

	Banks – 7.9%

73,348	Banner Corporation	2,961,792

97,941	Cardinal Financial Corporation	1,744,329

72,308	East West Bancorp Inc.	2,616,103

107,020	Glacier Bancorp, Inc.	2,383,335

87,078	Privatebancorp, Inc.	2,641,947

100,879	Square 1 Financial Inc., Class A, (2)	2,346,446

143,241	Western Alliance Bancorporation, (2)	3,682,726
	Total Banks	18,376,678

	Biotechnology – 3.6%

5,007	Bluebird Bio Inc., (2), (3)	465,200

27,161	Cepheid, Inc., (2), (3)	1,534,868

7,554	Clovis Oncology Inc., (2), (3)	492,445

47,295	Dyax Corporation, (2)	714,627

16,569	ISIS Pharmaceuticals, Inc., (2), (3)	1,135,142

44,936	Keryx Biopharmaceuticals, Inc., (2), (3)	546,422

3,509	Puma Biotechnology Inc, (2), (3)	740,680

11,707	Receptos Inc., (2)	1,289,760

12,104	Synageva BioPharma Corporation, (2), (3)	1,394,623
	Total Biotechnology	8,313,767

	Building Products – 0.8%

105,656	Continental Building Products Inc., (2)	1,768,681

	Capital Markets – 2.0%

53,441	Evercore Partners Inc.	2,558,221

260,910	Pennantpark Investment Corporation, (2), (3)	2,189,035
	Total Capital Markets	4,747,256

	Chemicals – 1.4%

94,254	PolyOne Corporation	3,354,500

	Commercial Services & Supplies – 2.3%

61,512	HNI Corporation	3,029,466

150,713	Interface, Inc.	2,367,701
	Total Commercial Services & Supplies	5,397,167

6	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 2.8%

88,210	Netgear, Inc., (2)	$2,978,852

76,210	Plantronics Inc.	3,492,704
	Total Communications Equipment	6,471,556

	Construction & Engineering – 2.6%

160,549	MasTec Inc., (2)	2,973,367

138,237	Tutor Perini Corporation, (2)	3,001,125
	Total Construction & Engineering	5,974,492

	Construction Materials – 1.3%

222,218	Headwater Inc., (2)	3,128,829

	Containers & Packaging – 1.5%

103,975	Berry Plastics Corporation, (2)	3,516,435

	Distributors – 1.2%

45,132	Pool Corporation, (2), (3)	2,807,662

	Diversified Consumer Services – 1.2%

42,556	Capella Education Company	2,893,382

	Electric Utilities – 1.7%

84,028	UIL Holdings Corporation, (2), (3)	3,865,288

	Electrical Equipment – 2.9%

78,192	Generac Holdings Inc., (2), (3)	3,420,118

49,027	Regal-Beloit Corporation	3,375,509
	Total Electrical Equipment	6,795,627

	Electronic Equipment, Instruments & Components – 2.5%

44,124	OSI Systems Inc., (2)	3,087,798

207,146	Vishay Intertechnology Inc., (2), (3)	2,821,329
	Total Electronic Equipment, Instruments & Components	5,909,127

	Energy Equipment & Services – 1.2%

139,813	Matrix Service Company, (2)	2,684,410

	Food & Staples Retailing – 0.9%

70,656	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	2,176,205

	Food Products – 0.9%

201,989	SunOpta, Inc., (2)	2,112,805

	Gas Utilities – 0.9%

37,602	Atmos Energy Corporation	2,139,930

	Health Care Equipment & Supplies – 7.2%

33,978	Abiomed, Inc., (2), (3)	1,758,022

210,696	Endologix, Inc., (2), (3)	2,934,995

37,678	Inogen Inc., (2), (3)	1,152,947

Nuveen Investments	7

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

52,815	Integra Lifesciences Holdings Corporation, (2), (3)	$2,942,852

27,444	K2M Group Holdings Inc., (2)	518,692

107,025	Merit Medical Systems, Inc., (2)	1,640,693

161,197	Nxstage Medical, Inc., (2)	2,883,814

92,319	Spectranetics Corporation, (2), (3)	3,019,754
	Total Health Care Equipment & Supplies	16,851,769

	Health Care Providers & Services – 1.4%

71,108	HealthSouth Corporation, (2), (3)	3,135,863

	Hotels, Restaurants & Leisure – 4.3%

37,833	Life Time Fitness Inc., (2), (3)	2,068,330

46,713	Red Robin Gourmet Burgers, Inc., (2)	3,620,258

125,042	Texas Roadhouse, Inc.	4,200,161
	Total Hotels, Restaurants & Leisure	9,888,749

	Insurance – 4.7%

80,157	American Equity Investment Life Holding Company, (2), (3)	2,044,805

59,113	Amerisafe, Inc.	2,405,899

163,853	CNO Financial Group Inc., (2), (3)	2,542,999

130,654	Horace Mann Educators Corporation	3,981,027
	Total Insurance	10,974,730

	Internet Software & Services – 3.9%

81,083	Constant Contact Inc., (2)	3,066,559

261,682	Dice Holdings Inc., (2)	2,164,110

210,010	Perficient, Inc., (2)	3,780,180
	Total Internet Software & Services	9,010,849

	Leisure Equipment & Products – 1.8%

78,767	Brunswick Corporation	4,275,469

	Machinery – 1.9%

78,842	Altra Industrial Motion, Inc., (2), (3)	2,014,413

238,723	Mueller Water Products Inc.	2,442,136
	Total Machinery	4,456,549

	Oil, Gas & Consumable Fuels – 2.9%

361,175	Callon Petroleum Company Del, (2)	1,968,404

32,695	Carrizo Oil & Gas, Inc., (2)	1,474,545

323,634	Peabody Energy Corporation	2,016,240

69,233	Rosetta Resources, Inc., (2), (3)	1,181,807
	Total Oil, Gas & Consumable Fuels	6,640,996

	Pharmaceuticals – 0.9%

20,026	Pacira Pharmaceuticals, Inc., (2), (3)	2,149,791

8	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 3.4%

231,152	CBIZ Inc., (2), (3)	$1,913,939

118,697	Korn Ferry International, (2)	3,382,865

122,729	TrueBlue Inc., (2)	2,707,402
	Total Professional Services	8,004,206

	Real Estate Investment Trust – 7.5%

97,962	CubeSmart	2,413,784

190,147	DiamondRock Hospitality Company	2,762,836

42,895	Entertainment Properties Trust	2,790,749

55,425	Highwoods Properties, Inc.	2,604,975

60,158	LaSalle Hotel Properties	2,433,993

221,610	MFA Mortgage Investments, Inc., (2), (3)	1,737,422

103,939	STAG Industrial Inc.	2,723,202
	Total Real Estate Investment Trust	17,466,961

	Road & Rail – 1.3%

122,644	Swift Transportation Company, (2), (3)	3,014,590

	Semiconductors & Semiconductor Equipment – 3.6%

69,885	MKS Instruments Inc.	2,446,674

35,446	Qorvo Inc., (2)	2,618,396

91,137	Spansion Inc., Class A, (2), (3)	3,231,718
	Total Semiconductors & Semiconductor Equipment	8,296,788

	Software – 5.7%

58,709	Fleetmatics Group Limited, (2), (3)	2,078,886

177,785	Gigamon Inc., (2), (3)	3,273,022

38,046	Proofpoint, Incorporated, (2), (3)	1,902,300

80,134	QLIK Technologies Inc., (2)	2,275,806

88,835	Synchronoss Technologies, Inc., (2)	3,772,822
	Total Software	13,302,836

	Specialty Retail – 4.2%

305,984	Express Inc., (2)	4,002,271

97,034	Kirkland’s, Inc., (2)	2,257,981

80,028	Tilly’s Inc, Class A Shares, (2)	1,099,585

64,962	Zumiez, Inc., (2), (3)	2,422,433
	Total Specialty Retail	9,782,270

	Textiles, Apparel & Luxury Goods – 1.0%

127,463	Vera Bradley Inc., (2), (3)	2,430,719

	Thrifts & Mortgage Finance – 1.2%

159,250	Everbank Financial Corporation, (2), (3)	2,778,913

Nuveen Investments	9

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Trading Companies & Distributors – 0.6%

146,699	Neff Corporation, Class A Shares, (2)	$1,358,433
	Total Long-Term Investments (cost $195,928,673)	229,676,808

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.3%

	Money Market Funds – 24.3%

56,657,574	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$56,657,574
	Total Investments Purchased with Collateral from Securities Lending (cost $56,657,574)	56,657,574

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

3,843,924	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$3,843,924
	Total Short-Term Investments (cost $3,843,924)	3,843,924
	Total Investments (cost $256,430,171) – 124.6%	290,178,306
	Other Assets Less Liabilities – (24.6)%	(57,284,456)
	Net Assets – 100%	$232,893,850

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$229,676,808	$—	$—	$229,676,808
Investments Purchased with Collateral from Securities Lending	56,657,574	—	—	56,657,574
Short-Term Investments:
Money Market Funds	3,843,924	—	—	3,843,924
Total	$290,178,306	$—	$—	$290,178,306

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

10	Nuveen Investments

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $258,468,886.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$43,182,103
Depreciation	(11,472,683)
Net unrealized appreciation (depreciation) of investments	$31,709,420

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $53,542,162.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions.

The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	11

Nuveen Dividend Value Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 3.1%

99,648	Boeing Company	$14,485,830

127,709	General Dynamics Corporation	17,012,116

154,819	United Technologies Corporation, (2)	17,770,125
	Total Aerospace & Defense	49,268,071

	Airlines – 0.6%

215,061	Delta Air Lines, Inc.	10,174,536

	Banks – 11.0%

262,878	BankUnited Inc.	7,271,205

505,210	Citigroup Inc.	23,719,610

198,469	Comerica Incorporated, (2)	8,236,464

199,798	Community Bank System Inc.	6,719,207

1,040,607	Fifth Third Bancorp.	18,002,501

813,054	ICICI Bank Limited	9,764,779

436,419	JP Morgan Chase & Co.	23,732,465

139,181	M&T Bank Corporation, (2)	15,749,722

204,115	PNC Financial Services Group, Inc.	17,255,882

1,328,640	Regions Financial Corporation	11,559,168

549,569	SunTrust Banks, Inc.	21,114,441

494,297	Synovus Financial Corp.	12,738,034
	Total Banks	175,863,478

	Capital Markets – 0.5%

245,758	Morgan Stanley	8,309,078

	Chemicals – 4.2%

346,705	Dow Chemical Company	15,657,198

229,305	LyondellBasell Industries NV	18,135,732

92,095	PPG Industries, Inc.	20,526,134

102,864	Praxair, Inc.	12,404,370
	Total Chemicals	66,723,434

	Commercial Services & Supplies – 0.9%

623,262	Pitney Bowes Inc., (2)	14,945,823

	Communications Equipment – 1.1%

1,462,192	Ericsson, (2)	17,736,389

12	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals – 3.0%

170,796	Apple, Inc.	$20,010,459

798,305	Hewlett-Packard Company	28,842,760
	Total Computers & Peripherals	48,853,219

	Consumer Finance – 2.2%

218,192	Capital One Financial Corporation	15,973,836

648,591	Navient Corporation	12,803,186

648,589	SLM Corporation	5,908,646
	Total Consumer Finance	34,685,668

	Diversified Telecommunication Services – 2.6%

521,460	CenturyLink Inc., (2)	19,382,668

481,677	Verizon Communications Inc.	22,017,456
	Total Diversified Telecommunication Services	41,400,124

	Electric Utilities – 2.8%

174,735	Pinnacle West Capital Corporation	12,262,902

424,903	PPL Corporation	15,084,056

415,102	Westar Energy Inc., (2)	17,733,157
	Total Electric Utilities	45,080,115

	Electrical Equipment – 3.0%

324,776	Eaton PLC	20,490,118

208,439	Emerson Electric Company, (2)	11,868,517

151,870	Rockwell Automation, Inc.	16,541,680
	Total Electrical Equipment	48,900,315

	Energy Equipment & Services – 0.5%

128,197	Baker Hughes Incorporated	7,434,144

	Food & Staples Retailing – 1.2%

194,032	CVS Caremark Corporation	19,046,181

	Food Products – 1.3%

462,532	Unilever PLC, (2)	20,060,013

	Health Care Equipment & Supplies – 2.1%

331,754	Medtronic, PLC, (2)	23,687,236

101,194	Stryker Corporation, (2)	9,213,714
	Total Health Care Equipment & Supplies	32,900,950

	Health Care Providers & Services – 1.9%

289,507	UnitedHealth Group Incorporated	30,760,119

	Hotels, Restaurants & Leisure – 3.0%

357,299	Carnival Corporation	15,706,864

146,658	Las Vegas Sands	7,973,795

369,384	Six Flags Entertainment Corporation	15,868,737

Nuveen Investments	13

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

53,565	Wynn Resorts Ltd	$7,924,942
	Total Hotels, Restaurants & Leisure	47,474,338

	Household Durables – 0.5%

39,868	Whirlpool Corporation	7,936,921

	Household Products – 2.2%

410,480	Procter & Gamble Company	34,599,359

	Industrial Conglomerates – 3.0%

2,018,338	General Electric Company	48,218,095

	Insurance – 4.4%

579,236	Hartford Financial Services Group, Inc.	22,532,280

252,038	Lincoln National Corporation, (2)	12,596,859

274,593	Prudential Financial, Inc.	20,836,117

489,287	Unum Group	15,197,254
	Total Insurance	71,162,510

	Leisure Equipment & Products – 1.5%

262,478	Hasbro, Inc.	14,415,292

70,048	Polaris Industries Inc., (2)	10,128,240
	Total Leisure Equipment & Products	24,543,532

	Machinery – 0.5%

118,233	Dover Corporation	8,281,039

	Media – 2.1%

281,967	Cinemark Holdings Inc.	10,480,713

175,676	Omnicom Group, Inc., (2)	12,789,213

81,649	Time Warner Cable, Class A	11,114,878
	Total Media	34,384,804

	Metals & Mining – 0.3%

195,708	Goldcorp Inc.	4,702,863

	Multiline Retail – 0.7%

162,171	Target Corporation	11,937,407

	Multi-Utilities – 1.2%

506,003	CMS Energy Corporation	19,091,493

	Oil, Gas & Consumable Fuels – 10.8%

263,187	Anadarko Petroleum Corporation	21,515,537

279,943	Chevron Corporation	28,702,556

148,925	ConocoPhillips, (2)	9,379,296

133,321	Devon Energy Corporation	8,035,257

94,235	EOG Resources, Inc.	8,389,742

14	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

521,859	Exxon Mobil Corporation	$45,620,914

193,072	Kinder Morgan, Inc.	7,925,606

255,536	Occidental Petroleum Corporation	20,442,880

484,163	Spectra Energy Corporation, (2)	16,190,411

154,713	Williams Partners LP, (2)	6,561,378
	Total Oil, Gas & Consumable Fuels	172,763,577

	Pharmaceuticals – 10.1%

133,438	AstraZeneca PLC, (2)	9,479,436

290,005	GlaxoSmithKline PLC, (2)	12,760,220

262,645	Johnson & Johnson	26,301,270

663,026	Merck & Company Inc.	39,967,207

1,636,648	Pfizer Inc.	51,145,250

391,272	Teva Pharmaceutical Industries Limited, Sponsored ADR	22,247,726
	Total Pharmaceuticals	161,901,109

	Real Estate Investment Trust – 4.9%

164,413	Liberty Property Trust	6,625,844

1,420,271	MFA Mortgage Investments, Inc., (2)	11,134,925

103,301	Mid-America Apartment Communities	8,193,835

208,140	National Retail Properties, Inc.	8,916,718

709,279	Outfront Media Inc.	20,108,060

471,623	Redwood Trust Inc., (2)	9,399,446

595,568	Starwood Property Trust Inc.	14,251,942
	Total Real Estate Investment Trust	78,630,770

	Semiconductors & Semiconductor Equipment – 3.3%

849,226	Cypress Semiconductor Corporation, (2)	12,509,099

833,971	Intel Corporation	27,554,402

319,309	Xilinx, Inc.	12,317,345
	Total Semiconductors & Semiconductor Equipment	52,380,846

	Software – 2.3%

680,653	CA Technologies, (2)	20,623,786

420,039	Microsoft Corporation	16,969,576
	Total Software	37,593,362

	Specialty Retail – 4.1%

538,861	Best Buy Co., Inc., (2)	18,967,907

272,445	Lowe’s Companies, Inc.	18,460,873

79,908	Signet Jewelers Limited	9,677,658

1,052,049	Staples, Inc.	17,937,435
	Total Specialty Retail	65,043,873

Nuveen Investments	15

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Tobacco – 2.0%

371,461	Altria Group, Inc.	$19,724,579

143,672	Philip Morris International	11,528,241
	Total Tobacco	31,252,820
	Total Long-Term Investments (cost $1,162,238,400)	1,584,040,375

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.0%

	Money Market Funds – 11.0%

176,260,948	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (3), (4)	$176,260,948
	Total Investments Purchased with Collateral from Securities Lending (cost $176,260,948)	176,260,948

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

19,360,128	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$19,360,128
	Total Short-Term Investments (cost $19,360,128)	19,360,128
	Total Investments (cost $1,357,859,476) – 111.1%	1,779,661,451
	Other Assets Less Liabilities – (11.1)%	(178,047,267)
	Net Assets – 100%	$1,601,614,184

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,584,040,375	$—	$—	$1,584,040,375
Investments Purchased with Collateral from Securities Lending	176,260,948	—	—	176,260,948
Short-Term Investments:				—
Money Market Funds	19,360,128	—	—	19,360,128
Total	$1,779,661,451	$—	$—	$1,779,661,451

.

16	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of January 31, 2015, the cost of investments was $1,358,389,653.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$434,823,271
Depreciation	(13,551,473)
Net unrealized appreciation (depreciation) of investments	$421,271,798

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $167,327,392.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

Nuveen Investments	17

Nuveen Mid Cap Value Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 98.4%

	Aerospace & Defense – 1.7%

17,353	L-3 Communications Holdings, Inc.	$2,136,501

	Airlines – 2.6%

18,539	American Airlines Group Inc.	909,894

49,577	Delta Air Lines, Inc.	2,345,488
	Total Airlines	3,255,382

	Banks – 6.6%

56,074	East West Bancorp Inc.	2,028,757

216,273	Regions Financial Corporation	1,881,575

95,055	Synovus Financial Corp.	2,449,567

74,437	Western Alliance Bancorporation, (3)	1,913,775
	Total Banks	8,273,674

	Building Products – 1.7%

84,490	Masco Corporation	2,098,732

	Capital Markets – 5.4%

78,628	E*Trade Group Inc., (3)	1,812,375

74,585	Invesco LTD	2,739,507

41,033	Raymond James Financial Inc.	2,159,156
	Total Capital Markets	6,711,038

	Chemicals – 2.2%

17,285	Albemarle Corporation	834,174

14,419	Eastman Chemical Company	1,022,163

38,905	Huntsman Corporation	854,354
	Total Chemicals	2,710,691

	Computers & Peripherals – 3.2%

35,812	Lexmark International, Inc., Class A, (2)	1,429,257

26,101	Western Digital Corporation	2,537,800
	Total Computers & Peripherals	3,967,057

	Consumer Finance – 2.2%

294,422	SLM Corporation	2,682,184

	Electric Utilities – 2.2%

40,030	Edison International	2,728,044

	Energy Equipment & Services – 0.8%

49,991	Superior Energy Services, Inc.	999,820

18	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 5.5%

145,361	Boston Scientific Corporation, (3)	$2,152,796

50,527	Hologic Inc., (3)	1,534,252

12,763	Teleflex Inc.	1,398,314

16,119	Zimmer Holdings, Inc.	1,806,940
	Total Health Care Equipment & Supplies	6,892,302

	Health Care Providers & Services – 3.7%

29,985	Cardinal Health, Inc.	2,494,452

19,844	CIGNA Corporation	2,119,935
	Total Health Care Providers & Services	4,614,387

	Hotels, Restaurants & Leisure – 5.9%

112,455	MGM Resorts International Inc., (3)	2,190,623

39,193	Royal Caribbean Cruises Limited	2,961,031

50,017	Six Flags Entertainment Corporation	2,148,730
	Total Hotels, Restaurants & Leisure	7,300,384

	Household Durables – 2.8%

76,202	D.R. Horton, Inc.	1,868,473

8,066	Whirlpool Corporation	1,605,779
	Total Household Durables	3,474,252

	Independent Power & Renewable Electricity Producers – 1.7%

83,791	NRG Energy Inc.	2,066,286

	Industrial Conglomerates – 1.3%

18,845	Carlisle Companies Inc.	1,690,020

	Insurance – 5.9%

75,316	Hartford Financial Services Group, Inc.	2,929,793

38,037	Lincoln National Corporation	1,901,089

79,203	Unum Group	2,460,045
	Total Insurance	7,290,927

	IT Services – 1.8%

36,577	Computer Sciences Corporation	2,219,492

	Life Sciences Tools & Services – 0.9%

31,557	Agilent Technologies, Inc.	1,191,908

	Machinery – 3.6%

39,427	Allision Transmission Holdings Inc.	1,234,854

20,031	Crane Company	1,220,890

24,285	Joy Global Inc., (2)	1,018,513

36,383	Trinity Industries Inc., (2)	963,058
	Total Machinery	4,437,315

Nuveen Investments	19

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Media – 1.0%

61,574	Interpublic Group of Companies, Inc.	$1,227,787

	Metals & Mining – 0.8%

56,654	Steel Dynamics Inc.	965,384

	Multi-Utilities – 3.3%

33,255	CMS Energy Corporation	1,254,711

25,530	Sempra Energy	2,857,318
	Total Multi-Utilities	4,112,029

	Oil, Gas & Consumable Fuels – 4.8%

24,617	Bonanza Creek Energy Inc., (3)	642,011

11,833	Cimarex Energy Company	1,221,166

22,560	Delek US Holdings Inc.	695,976

60,859	EP Energy Corporation, Class A Shares, (3)	629,891

21,217	Gulfport Energy Corporation, (3)	816,642

36,495	Newfield Exploration Company, (3)	1,086,821

133,206	Peabody Energy Corporation, (2)	829,873
	Total Oil, Gas, & Consumable Fuels	5,922,380

	Pharmaceuticals – 1.2%

28,290	Mylan Laboratories Inc., (3)	1,503,615

	Real Estate Investment Trust – 9.6%

58,434	BioMed Realty Trust Inc.	1,428,711

63,682	CubeSmart	1,569,124

119,680	Developers Diversified Realty Corporation, (2)	2,345,728

39,558	Highwoods Properties, Inc.	1,859,226

121,850	Host Hotels & Resorts Inc., (2)	2,789,147

79,608	Starwood Property Trust Inc., (2)	1,905,019
	Total Real Estate Investment Trust	11,896,955

	Real Estate Management & Development – 1.5%

13,134	Jones Lang LaSalle Inc., (2)	1,931,749

	Road & Rail – 0.9%

45,387	Swift Transportation Company, (2), (3)	1,115,612

	Semiconductors & Semiconductor Equipment – 2.0%

20,794	Lam Research Corporation	1,589,493

31,669	Micron Technology, Inc., (3)	926,793
	Total Semiconductors & Semiconductor Equipment	2,516,286

	Software – 1.9%

43,334	Electronic Arts Inc., (3)	2,377,303

20	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – 9.7%

107,922	Best Buy Co., Inc.	$3,798,854

40,412	Foot Locker, Inc.	2,150,728

36,752	Mattress Firm Holding Corporation, (2), (3)	2,117,651

15,626	Signet Jewelers Limited	1,892,466

122,440	Staples Inc Com	2,087,602
	Total Specialty Retail	12,047,301
	Total Long-Term Investments (cost $110,575,299)	122,356,797

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.2%

	Money Market Funds – 9.2%

11,432,694	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$11,432,694
	Total Investments Purchased with Collateral from Securities Lending (cost $11,432,694)	11,432,694

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

987,905	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$987,905
	Total Short-Term Investments (cost $987,905)	987,905
	Total Investments (cost $122,995,898) – 108.4%	134,777,396
	Other Assets Less Liabilities – (8.4)%	(10,409,379)
	Net Assets – 100%	$124,368,017

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$122,356,797	$—	$—	$122,356,797
Investments Purchased with Collateral from Securities Lending	11,432,694	—	—	11,432,694
Short-Term Investments:
Money Market Funds	987,905	—	—	987,905
Total	$134,777,396	$—	$—	$134,777,396

Nuveen Investments	21

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of January 31, 2015, the cost of investments was $123,194,256.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,628,581
Depreciation	(5,045,441)
Net unrealized appreciation (depreciation) of investments	$11,583,140

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,700,779.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

22	Nuveen Investments

Nuveen Small Cap Value Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Auto Components – 1.2%

73,141	Dana Holding Corporation, (2)	$1,526,453

	Automobiles – 1.4%

32,004	Thor Industries, Inc.	1,803,425

	Banks – 14.9%

52,053	Banner Corporation	2,101,900

96,180	Customers Bancorp Inc., (3)	1,889,937

46,770	East West Bancorp Inc.	1,692,139

42,390	Heartland Financial USA, Inc.	1,170,812

52,692	PrivateBancorp, Inc.	1,598,675

75,443	Renasant Corporation, (2)	1,973,589

53,149	Square 1 Financial Inc., Class A, (2) (3)	1,236,246

10,149	SVB Financial Group, (3)	1,145,822

30,344	Texas Capital BancShares, Inc., (3)	1,239,552

71,128	Webster Financial Corporation	2,171,538

95,219	Western Alliance Bancorporation, (3)	2,448,080
	Total Banks	18,668,290

	Capital Markets – 4.1%

34,337	Evercore Partners Inc.	1,643,712

88,485	Manning & Napier Inc.	947,674

86,845	New Mountain Finance Corporation, (2)	1,259,253

153,263	Pennantpark Investment Corporation	1,285,877
	Total Capital Markets	5,136,516

	Chemicals – 2.3%

20,545	Minerals Technologies Inc.	1,342,205

97,341	Orion Engineered Carbons SA	1,584,711
	Total Chemicals	2,926,916

	Commercial Services & Supplies – 2.8%

14,624	G&K Services, Inc.	1,025,142

43,000	SP Plus Corporation, (3)	959,760

88,167	Steelcase Inc., (2)	1,488,259
	Total Commercial Services & Supplies	3,473,161

	Communications Equipment – 3.4%

69,356	Applied Optoelectronics Inc., (2) (3)	620,043

52,338	Netgear, Inc., (3)	1,767,454

Nuveen Investments	23

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment (continued)

41,090	Plantronics Inc.	$1,883,155
	Total Communications Equipment	4,270,652

	Construction & Engineering – 3.6%

45,018	Emcor Group Inc., (2)	1,816,926

123,314	Tutor Perini Corporation, (3)	2,677,147
	Total Construction & Engineering	4,494,073

	Construction Materials – 1.0%

93,299	Headwater Inc., (3)	1,313,650

	Diversified Telecommunication Services – 1.1%

149,298	Premiere Global Services, Inc.	1,319,794

	Electric Utilities – 3.0%

33,310	El Paso Electric Company	1,334,399

53,000	UIL Holdings Corporation, (2)	2,438,000
	Total Electric Utilities	3,772,399

	Electrical Equipment – 2.1%

40,913	Babcock & Wilcox Company	1,114,061

22,669	Regal-Beloit Corporation	1,560,761
	Total Electrical Equipment	2,674,822

	Electronic Equipment, Instruments & Components – 2.3%

22,914	OSI Systems Inc., (3)	1,603,522

95,397	Vishay Intertechnology Inc., (2)	1,299,307
	Total Electronic Equipment, Instruments & Components	2,902,829

	Energy Equipment & Services – 1.1%

73,830	Matrix Service Company, (3)	1,417,536

	Food & Staples Retailing – 0.9%

43,133	SpartanNash Co	1,111,106

	Gas Utilities – 1.9%

45,320	Laclede Group Inc., (2)	2,436,403

	Health Care Equipment & Supplies – 3.4%

1,005,899	Alphatec Holdings, Inc., (3)	1,287,551

94,534	Nxstage Medical, Inc., (3)	1,691,213

18,839	Steris Corporation, (2)	1,228,680
	Total Health Care Equipment & Supplies	4,207,444

	Health Care Providers & Services – 2.6%

92,127	AMN Healthcare Services Inc., (3)	1,733,830

82,864	Civitas Solutions Inc., (2) (3)	1,573,587
	Total Health Care Providers & Services	3,307,417

24	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.4%

6,600	Churchill Downs Inc.	$626,934

182,083	Papa Murphy’s Holdings Inc., (2) (3)	2,419,883
	Total Hotels, Restaurants & Leisure	3,046,817

	Household Durables – 2.4%

58,827	La Z Boy Inc.	1,570,093

34,537	Ryland Group Inc.	1,386,661
	Total Household Durables	2,956,754

	Insurance – 5.3%

47,703	American Equity Investment Life Holding Company	1,216,904

31,458	Amerisafe, Inc.	1,280,341

116,588	CNO Financial Group Inc., (2)	1,809,446

75,132	Horace Mann Educators Corporation	2,289,272
	Total Insurance	6,595,963

	Internet Software & Services – 3.6%

34,670	Constant Contact Inc., (3)	1,311,219

139,229	Dice Holdings Inc., (3)	1,151,424

114,556	Perficient, Inc., (3)	2,062,008
	Total Internet Software & Services	4,524,651

	Leisure Equipment & Products – 1.1%

63,176	Malibu Boats Inc., Class A, (3)	1,378,500

	Machinery – 1.2%

58,163	Altra Industrial Motion, Inc., (2)	1,486,065

	Metals & Mining – 1.1%

103,461	Commercial Metals Company	1,388,447

	Oil, Gas & Consumable Fuels – 2.3%

72,545	Bill Barrett Corporation, (2) (3)	739,959

203,460	Callon Petroleum Company Del, (3)	1,108,857

95,695	Peabody Energy Corporation, (2)	596,180

29,619	Rosetta Resources, Inc., (3)	505,596
	Total Oil, Gas, & Consumable Fuels	2,950,592

	Professional Services – 3.2%

100,008	Korn Ferry International, (3)	2,850,226

52,944	TrueBlue Inc., (3)	1,167,945
	Total Professional Services	4,018,171

	Real Estate Investment Trust – 11.6%

77,468	Associated Estates Realty Corp.	1,929,728

124,217	Brandywine Realty Trust	2,063,244

82,440	CubeSmart	2,031,322

Nuveen Investments	25

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

37,947	Entertainment Properties Trust	$2,468,832

33,823	Highwoods Properties, Inc.	1,589,681

93,492	Investors Real Estate Trust, (2)	771,309

47,400	LaSalle Hotel Properties	1,917,804

69,385	STAG Industrial Inc.	1,817,887
	Total Real Estate Investment Trust	14,589,807

	Road & Rail – 0.9%

46,528	Celadon Group, Inc.	1,108,762

	Semiconductors & Semiconductor Equipment – 2.6%

162,575	Cypress Semiconductor Corporation, (2)	2,394,730

26,004	MKS Instruments Inc.	910,400
	Total Semiconductors & Semiconductor Equipment	3,305,130

	Software – 0.5%

28,074	Mentor Graphics Corporation	645,983

	Specialty Retail – 3.8%

44,378	Ann Inc., (3)	1,468,912

24,835	Children’s Place Retail Stores Inc.	1,488,858

75,435	Kirkland’s, Inc., (3)	1,755,372
	Total Specialty Retail	4,713,142

	Textiles, Apparel & Luxury Goods – 1.0%

19,956	Deckers Outdoor Corporation, (2) (3)	1,318,094

	Thrifts & Mortgage Finance – 2.4%

100,008	Everbank Financial Corporation, (2)	1,745,140

16,620	WSFS Financial Corporation	1,227,553
	Total Thrifts & Mortgage Finance	2,972,693

	Trading Companies & Distributors – 1.0%

141,481	Neff Corporation, Class A Shares, (3)	1,310,114
	Total Long-Term Investments (cost $111,012,782)	125,072,571

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 16.6%

	Money Market Funds – 16.6%

20,794,999	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$20,794,999
	Total Investments Purchased with Collateral from Securities Lending (cost $20,794,999)	20,794,999

26	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	Money Market Funds – 0.7%

864,406	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$864,406
	Total Short-Term Investments (cost $864,406)	864,406
	Total Investments (cost $132,672,187) – 116.8%	146,731,976
	Other Assets Less Liabilities – (16.8)%	(21,140,203)
	Net Assets – 100%	$125,591,773
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$125,072,571	$—	$—	$125,072,571
Investments Purchased with Collateral from Securities Lending	20,794,999	—	—	20,794,999
Short-Term Investments:
Money Market Funds	864,406	—	—	864,406
Total	$146,731,976	$—	$—	$146,731,976

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of January 31, 2015, the cost of investments was $132,680,412.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$20,313,199
Depreciation	(6,261,635)
Net unrealized appreciation (depreciation) of investments	$14,051,564

Nuveen Investments	27

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,364,488.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

28	Nuveen Investments

Nuveen Large Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.2%

	COMMON STOCKS – 100.2%

	Aerospace & Defense – 1.5%

51,174	Boeing Company	$7,439,164

	Airlines – 3.3%

152,152	Delta Air Lines, Inc.	7,198,311

195,645	Southwest Airlines Co.	8,839,241
	Total Airlines	16,037,552

	Beverages – 1.0%

112,870	Coca-Cola Company	4,646,858

	Biotechnology – 6.6%

21,449	Alexion Pharmaceuticals Inc., (3)	3,930,315

19,088	Biogen Idec Inc., (2), (3)	7,428,286

12,603	Bluebird Bio Inc., (3)	1,170,945

43,533	Celgene Corporation, (2), (3)	5,187,392

87,057	Gilead Sciences, Inc., (2)	9,126,185

12,228	Regeneron Pharmaceuticals, Inc., (2), (3)	5,094,918
	Total Biotechnology	31,938,041

	Capital Markets – 0.8%

32,857	Ameriprise Financial, Inc.	4,105,154

	Chemicals – 3.7%

45,273	Ecolab Inc.	4,697,979

30,055	PPG Industries, Inc.	6,698,658

24,240	Sherwin-Williams Company, (2)	6,575,585
	Total Chemicals	17,972,222

	Communications Equipment – 0.8%

32,278	Palo Alto Networks, Incorporated, (2), (3)	4,079,616

	Computers & Peripherals – 6.3%

258,312	Apple, Inc.	30,263,834

	Consumer Finance – 1.4%

83,774	American Express Company	6,759,724

	Diversified Financial Services – 1.1%

58,224	Moody’s Corporation, (2)	5,317,598

	Food & Staples Retailing – 5.8%

60,831	Costco Wholesale Corporation	8,698,225

125,009	CVS Caremark Corporation	12,270,883

Nuveen Investments	29

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

104,280	Kroger Co.	$7,200,534
	Total Food & Staples Retailing	28,169,642

	Food Products – 0.8%

69,695	Hain Celestial Group Inc., (2), (3)	3,677,805

	Health Care Equipment & Supplies – 2.4%

260,261	Boston Scientific Corporation, (3)	3,854,465

111,095	Medtronic, PLC	7,932,202
	Total Health Care Equipment & Supplies	11,786,667

	Health Care Providers & Services – 1.6%

35,711	McKesson HBOC Inc.	7,593,944

	Hotels, Restaurants & Leisure – 6.6%

10,085	Chipotle Mexican Grill, (2), (3)	7,158,736

190,433	Hilton Worldwide Holdings Inc., (3)	4,945,545

78,162	Marriott International, Inc., Class A, (2)	5,823,069

67,933	Royal Caribbean Cruises Limited	5,132,338

100,041	Starbucks Corporation	8,756,589
	Total Hotels, Restaurants & Leisure	31,816,277

	Household Durables – 1.0%

103,727	Jarden Corporation, (2)	4,980,971

	Industrial Conglomerates – 1.7%

51,917	3M Co.	8,426,129

	Internet & Catalog Retail – 3.6%

25,485	Amazon.com, Inc., (2), (3)	9,035,197

8,265	NetFlix.com Inc., (2), (3)	3,651,477

4,645	priceline.com Incorporated, (3)	4,689,035
	Total Internet & Catalog Retail	17,375,709

	Internet Software & Services – 7.0%

36,421	Alibaba Group Holding Limited, (2), (3)	3,244,383

182,455	Facebook Inc., Class A, (3)	13,850,159

17,968	Google Inc., Class A, (3)	9,658,698

5,213	Google Inc., Class C, (2), (3)	2,786,453

18,347	LinkedIn Corporation, Class A, (2), (3)	4,123,305
	Total Internet Software & Services	33,662,998

	IT Services – 6.4%

15,305	Alliance Data Systems Corporation, (2), (3)	4,420,543

162,283	MasterCard, Inc., Class A	13,312,074

51,344	Visa Inc., Class A (2)	13,088,099
	Total IT Services	30,820,716

30	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.8%

18,837	Illumina Inc., (3)	$3,676,794

	Machinery – 1.0%

6,626	Graco Inc.	472,036

52,898	Wabtec Corporation	4,414,338
	Total Machinery	4,886,374

	Media – 3.2%

82,586	Comcast Corporation, Class A, (2)	4,389,033

121,891	The Walt Disney Company, (2)	11,087,205
	Total Media	15,476,238

	Multiline Retail – 1.9%

81,154	Dollar Tree Stores Inc., (3)	5,770,049

48,493	Target Corporation	3,569,570
	Total Multiline Retail	9,339,619

	Oil, Gas & Consumable Fuels – 2.4%

83,021	Diamondback Energy Inc., (2), (3)	5,727,619

67,418	EOG Resources, Inc.	6,002,225
	Total Oil, Gas & Consumable Fuels	11,729,844

	Pharmaceuticals – 6.3%

139,320	AbbVie Inc.	8,407,962

40,324	Actavis PLC, (3)	10,747,959

17,445	Allergan, Inc.	3,824,991

28,841	Bristol-Myers Squibb Company	1,738,247

113,209	Mylan Laboratories Inc., (3)	6,017,058
	Total Pharmaceuticals	30,736,217

	Road & Rail – 3.2%

51,015	Old Dominion Frght Line, (2), (3)	3,577,172

100,960	Union Pacific Corporation	11,833,522
	Total Road & Rail	15,410,694

	Semiconductors & Semiconductor Equipment – 1.1%

224,210	Applied Materials, Inc.	5,120,956

	Software – 6.2%

214,892	Activision Blizzard Inc.	4,490,168

166,630	Electronic Arts Inc., (3)	9,141,322

188,970	Microsoft Corporation	7,634,388

70,158	Salesforce.com, Inc., (2), (3)	3,960,419

63,498	ServiceNow Inc., (2), (3)	4,629,004
	Total Software	29,855,301

Nuveen Investments	31

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail – 6.4%

121,338	Best Buy Co., Inc., (2)	$4,271,098

87,499	Foot Locker, Inc.	4,656,697

98,379	Home Depot, Inc., (2)	10,272,735

45,941	L Brands Inc., (2)	3,887,987

20,134	O’Reilly Automotive Inc., (2), (3)	3,772,306

32,604	Signet Jewelers Limited	3,948,670
	Total Specialty Retail	30,809,493

	Textiles, Apparel & Luxury Goods – 3.1%

48,202	Hanesbrands Inc.	5,368,739

43,315	Lululemon Athletica Inc., (2), (3)	2,869,187

73,294	Nike, Inc., Class B	6,761,373
	Total Textiles, Apparel & Luxury Goods	14,999,299

	Wireless Telecommunication Services – 1.2%

49,656	SBA Communications Corporation, (3)	5,794,855
	Total Long-Term Investments (cost $348,224,955)	484,706,305

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 15.8%

	Money Market Funds – 15.8%

76,262,970	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$76,262,970
	Total Investments Purchased with Collateral from Securities Lending (cost $76,262,970)	76,262,970

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

516,940	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$516,940
	Total Short-Term Investments (cost $516,940)	516,940
	Total Investments (cost $425,004,865) – 116.1%	561,486,215
	Other Assets Less Liabilities – (16.1)%	(77,859,619)
	Net Assets – 100%	$483,626,596

32	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$484,706,305	$—	$—	$484,706,305
Investments Purchased with Collateral from Securities Lending	76,262,970	—	—	76,262,970
Short-Term Investments:
Money Market Funds	516,940	—	—	516,940
Total	$561,486,215	$—	$—	$561,486,215

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $425,517,668.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$140,123,868
Depreciation	(4,155,321)
Net unrealized appreciation (depreciation) of investments	$135,968,547

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $74,210,026.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	33

Nuveen Mid Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Airlines – 3.5%

408,176	Delta Air Lines, Inc.	$19,310,807

538,994	Southwest Airlines Co.	24,351,749
	Total Airlines	43,662,556

	Auto Components – 1.3%

237,943	Delphi Automotive PLC	16,353,822

	Beverages – 2.2%

236,476	Monster Beverage Corporation, (3)	27,655,868

	Biotechnology – 2.5%

70,993	Alexion Pharmaceuticals Inc., (3)	13,008,757

118,204	Alnylam Pharmaceuticals, Inc., (2), (3)	11,091,081

82,034	Bluebird Bio Inc., (2), (3)	7,621,779
	Total Biotechnology	31,721,617

	Capital Markets – 2.3%

265,850	Lazard Limited	12,175,930

515,219	TD Ameritrade Holding Corporation, (2)	16,687,943
	Total Capital Markets	28,863,873

	Chemicals – 1.5%

81,584	PPG Industries, Inc.	18,183,442

	Communications Equipment – 2.7%

126,900	F5 Networks, Inc., (3)	14,164,578

150,880	Palo Alto Networks, Incorporated, (3)	19,069,723
	Total Communications Equipment	33,234,301

	Diversified Consumer Services – 0.9%

782,410	LifeLock, Incorporated, (3)	11,618,789

	Diversified Financial Services – 4.0%

252,342	CBOE Holdings Inc.	16,268,489

104,948	McGraw-Hill Companies, Inc.	9,386,549

266,049	Moody’s Corporation, (2)	24,298,255
	Total Diversified Financial Services	49,953,293

	Electrical Equipment – 2.9%

41,543	Acuity Brands Inc.	6,226,880

372,781	Ametek Inc., (2)	17,856,210

252,146	Sensata Techologies Holdings, (3)	12,435,841
	Total Electrical Equipment	36,518,931

34	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 2.7%

436,877	Amphenol Corporation, Class A, (2)	$23,464,664

101,961	Littelfuse Inc.	10,067,629
	Total Electronic Equipment, Instruments & Components	33,532,293

	Energy Equipment & Services – 0.6%

156,115	Cooper Cameron Corporation, (3)	6,990,830

	Food Products – 1.0%

231,311	Hain Celestial Group Inc., (2), (3)	12,206,281

	Health Care Equipment & Supplies – 2.1%

175,303	Abiomed, Inc., (2), (3)	9,070,177

56,597	Cooper Companies, Inc.	8,922,517

139,856	DexCom, Inc., (3)	8,360,592
	Total Health Care Equipment & Supplies	26,353,286

	Health Care Providers & Services – 4.6%

136,320	AmerisourceBergen Corporation	12,957,216

407,996	Catamaran Corporation, (3)	20,363,080

103,777	Henry Schein Inc., (2), (3)	14,328,490

89,252	Universal Health Services, Inc., Class B	9,151,008
	Total Health Care Providers & Services	56,799,794

	Hotels, Restaurants & Leisure – 5.0%

31,119	Chipotle Mexican Grill, (3)	22,089,511

569,641	Hilton Worldwide Holdings Inc., (3)	14,793,577

164,458	Jack in the Box Inc.	13,944,394

142,038	Royal Caribbean Cruises Limited	10,730,971
	Total Hotels, Restaurants & Leisure	61,558,453

	Household Durables – 0.9%

237,198	Jarden Corporation, (2)	11,390,248

	Industrial Conglomerates – 1.5%

117,661	Roper Industries Inc., (2)	18,159,799

	Internet & Catalog Retail – 2.3%

210,461	Expedia, Inc.	18,084,914

5,948	priceline.com Incorporated, (3)	6,004,387

238,821	Zulily Inc, Class A Shares, (2), (3)	4,418,189
	Total Internet & Catalog Retail	28,507,490

	Internet Software & Services – 2.4%

73,006	CoStar Group, Inc., (2), (3)	13,470,337

73,112	LinkedIn Corporation, Class A Shares, (2), (3)	16,431,191
	Total Internet Software & Services	29,901,528

Nuveen Investments	35

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services – 3.4%

69,318	Alliance Data Systems Corporation, (2), (3)	$20,021,118

258,190	Gartner Inc., (3)	21,744,762
	Total IT Services	41,765,880

	Leisure Equipment & Products – 0.9%

81,069	Polaris Industries Inc., (2)	11,721,767

	Life Sciences Tools & Services – 2.8%

100,235	Illumina Inc., (3)	19,564,870

242,451	Quintiles Transnational Corporation, (3)	14,668,286
	Total Life Sciences Tools & Services	34,233,156

	Machinery – 2.5%

8,841	Graco Inc.	629,833

161,441	WABCO Holdings Inc., (2)	15,364,340

179,172	Wabtec Corporation	14,951,903
	Total Machinery	30,946,076

	Media – 1.6%

180,194	Liberty Broadband Corporation, Class A Shares, (2), (3)	8,013,227

476,871	Live Nation Inc., (3)	11,335,224
	Total Media	19,348,451

	Multiline Retail – 1.7%

294,850	Dollar Tree Stores Inc., (3)	20,963,835

	Oil, Gas & Consumable Fuels – 3.0%

162,736	Concho Resources Inc., (3)	18,039,286

170,557	Diamondback Energy Inc., (2), (3)	11,766,727

340,437	Matador Resources Company, (2), (3)	7,339,822
	Total Oil, Gas & Consumable Fuels	37,145,835

	Pharmaceuticals – 6.4%

47,049	Actavis PLC, (3)	12,540,440

90,010	Jazz Pharmaceuticals, Inc., (3)	15,242,293

138,657	Mallinckrodt PLC, (2), (3)	14,696,255

460,451	Mylan Laboratories Inc., (2), (3)	24,472,971

113,072	Pacira Pharmaceuticals, Inc., (2), (3)	12,138,279
	Total Pharmaceuticals	79,090,238

	Professional Services – 2.2%

281,046	Robert Half International Inc.	16,317,531

175,577	Verisk Analytics Inc, Class A, (3)	11,298,380
	Total Professional Services	27,615,911

	Real Estate Investment Trust – 1.5%

212,567	Crown Castle International Corporation	18,389,171

36	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail – 1.6%

387,909	Knight Transportation Inc., (2)	$11,051,527

127,976	Old Dominion Frght Line, (3)	8,973,677
	Total Road & Rail	20,025,204

	Semiconductors & Semiconductor Equipment – 3.2%

960,501	Applied Materials, Inc.	21,937,843

97,357	Lam Research Corporation	7,441,969

137,775	NXP Semiconductors NV, (3)	10,931,069
	Total Semiconductors & Semiconductor Equipment	40,310,881

	Software – 8.8%

631,606	Activision Blizzard Inc., (2)	13,197,407

169,969	Aspen Technology Inc., (3)	6,007,554

279,939	Autodesk, Inc., (3)	15,118,106

373,017	Electronic Arts Inc., (3)	20,463,713

260,835	Red Hat, Inc., (3)	16,638,665

198,228	ServiceNow Inc., (2), (3)	14,450,821

305,230	Solarwinds, Inc., (3)	14,696,825

103,843	Tableau Software Inc., Class A, (3)	8,386,361
	Total Software	108,959,452

	Specialty Retail – 8.6%

144,155	Advance Auto Parts, Inc.	22,920,645

379,861	Best Buy Co., Inc.	13,371,107

234,668	Foot Locker, Inc.	12,489,031

608,807	Michaels Cos Inc., (2), (3)	15,707,221

124,012	Restoration Hardware Holdings Incorporated, (2), (3)	10,854,770

127,362	Signet Jewelers Limited	15,424,812

117,740	Ulta Salon, Cosmetics & Fragrance, Inc., (3)	15,534,615
	Total Specialty Retail	106,302,201

	Textiles, Apparel & Luxury Goods – 2.1%

157,673	Hanesbrands Inc.	17,561,618

121,218	Lululemon Athletica Inc., (2), (3)	8,029,479
	Total Textiles, Apparel & Luxury Goods	25,591,097

	Thrifts & Mortgage Finance – 0.8%

112,722	BofI Holdings, Inc., (2), (3)	9,509,228

	Wireless Telecommunication Services – 1.5%

160,476	SBA Communications Corporation, (3)	18,727,550
	Total Long-Term Investments (cost $1,012,412,395)	1,233,812,427

Nuveen Investments	37

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.9%

	Money Market Funds – 18.9%

235,149,612	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$235,149,612
	Total Investments Purchased with Collateral from Securities Lending (cost $235,149,612)	235,149,612

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

15,438,859	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$15,438,859
	Total Short-Term Investments (cost $15,438,859)	15,438,859
	Total Investments (cost $1,263,000,866) – 119.6%	1,484,400,898
	Other Assets Less Liabilities – (19.6)%	(243,261,142)
	Net Assets – 100%	$1,241,139,756

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,233,812,427	$—	$—	$1,233,812,427
Investments Purchased with Collateral from Securities Lending	235,149,612	—	—	235,149,612
Short-Term Investments:
Money Market Funds	15,438,859	—	—	15,438,859
Total	$1,484,400,898	$—	$—	$1,484,400,898

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $1,267,284,882.

38	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$235,347,293
Depreciation	(18,231,277)
Net unrealized appreciation (depreciation) of investments	$217,116,016

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $224,116,071.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	39

Nuveen Small Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 96.8%

	Auto Components – 1.1%

22,407	Tenneco Inc., (2)	$1,152,168

	Automobiles – 1.4%

24,758	Thor Industries, Inc.	1,395,113

	Banks – 3.7%

58,341	Cathay General Bancorp., (3)	1,393,766

39,931	Privatebancorp, Inc.	1,211,507

43,856	Western Alliance Bancorporation, (2)	1,127,538
	Total Banks	3,732,811

	Biotechnology – 7.2%

19,506	Applied Genetic Technologies Corporation, (2)	487,260

6,243	Bluebird Bio Inc., (2), (3)	580,037

19,694	Cepheid, Inc., (2), (3)	1,112,908

9,550	Clovis Oncology Inc., (2), (3)	622,565

32,753	Dyax Corporation, (2), (3)	494,898

15,358	ISIS Pharmaceuticals, Inc., (2), (3)	1,052,177

37,709	Keryx Biopharmaceuticals, Inc., (2), (3)	458,541

3,250	Puma Biotechnology Inc , (2), (3)	686,010

7,750	Receptos Inc., (2)	853,818

8,618	Synageva BioPharma Corporation, (2), (3)	992,966
	Total Biotechnology	7,341,180

	Capital Markets – 2.4%

24,866	Evercore Partners Inc., Class A (3)	1,190,335

25,462	Stifel Financial Corporation, (2)	1,200,533
	Total Capital Markets	2,390,868

	Chemicals – 1.5%

42,755	PolyOne Corporation	1,521,650

	Commercial Services & Supplies – 2.4%

21,144	HNI Corporation	1,041,342

88,315	Interface, Inc.	1,387,429
	Total Commercial Services & Supplies	2,428,771

	Communications Equipment – 2.8%

45,223	Arris Group Inc., (2), (3)	1,185,747

34,949	Plantronics Inc.	1,601,713
	Total Communications Equipment	2,787,460

40	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 2.4%

60,196	MasTec Inc., (2)	$1,114,830

62,592	Tutor Perini Corporation, (2)	1,358,872
	Total Construction & Engineering	2,473,702

	Distributors – 1.7%

28,295	Pool Corporation, (3)	1,760,232

	Diversified Consumer Services – 1.6%

24,052	Capella Education Company, (3)	1,635,295

	Electrical Equipment – 2.6%

39,698	Generac Holdings Inc., (2), (3)	1,736,391

45,024	Thermon Group Holdings Inc., (2)	920,741
	Total Electrical Equipment	2,657,132

	Electronic Equipment, Instruments & Components – 2.4%

14,465	OSI Systems Inc., (2)	1,012,261

37,600	Plexus Corporation, (2)	1,424,664
	Total Electronic Equipment, Instruments & Components	2,436,925

	Energy Equipment & Services – 1.1%

14,803	Dril Quip Inc., (2), (3)	1,098,827

	Food & Staples Retailing – 3.1%

41,538	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	1,279,370

24,418	United Natural Foods Inc., (2), (3)	1,887,023
	Total Food & Staples Retailing	3,166,393

	Food Products – 1.6%

17,446	Treehouse Foods Inc., (2)	1,582,352

	Health Care Equipment & Supplies – 11.7%

29,113	Abiomed, Inc., (2), (3)	1,506,307

17,911	DexCom, Inc., (2)	1,070,720

126,141	Endologix, Inc., (2), (3)	1,757,144

65,403	Globus Medical Inc, Class A, (2)	1,542,203

33,463	Inogen Inc., (2), (3)	1,023,968

33,418	Insulet Corporation, (2)	982,155

51,014	K2M Group Holdings Inc., (2), (3)	964,165

85,235	Nxstage Medical, Inc., (2), (3)	1,524,854

46,884	Spectranetics Corporation, (2), (3)	1,533,576
	Total Health Care Equipment & Supplies	11,905,092

	Health Care Providers & Services – 3.3%

26,539	HealthSouth Corporation	1,170,370

18,518	IPC The Hospitalist Company, Inc., (2)	747,386

Nuveen Investments	41

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

27,328	Team Health Holdings Inc., (2)	$1,412,858
	Total Health Care Providers & Services	3,330,614

	Hotels, Restaurants & Leisure – 3.4%

53,009	Del Friscos Restaurant Group, (2)	1,051,168

73,144	Potbelly Corporation, (2)	1,026,210

41,321	Texas Roadhouse, Inc.	1,387,972
	Total Hotels, Restaurants & Leisure	3,465,350

	Internet Software & Services – 3.7%

33,389	Constant Contact Inc., (2)	1,262,772

69,626	Perficient, Inc., (2)	1,253,268

21,160	Shutterstock Incorporated, (2), (3)	1,191,096
	Total Internet Software & Services	3,707,136

	Leisure Equipment & Products – 1.7%

32,488	Brunswick Corporation	1,763,449

	Machinery – 2.0%

38,778	Altra Industrial Motion, Inc., (3)	990,778

101,782	Mueller Water Products Inc.	1,041,230
	Total Machinery	2,032,008

	Oil, Gas & Consumable Fuels – 1.8%

26,393	Diamondback Energy, (2), (3)	1,820,853

	Pharmaceuticals – 2.0%

19,215	Pacira Pharmaceuticals, Inc., (2), (3)	2,062,728

	Professional Services – 2.1%

37,791	Korn Ferry International, (2)	1,077,044

46,924	TrueBlue Inc., (2)	1,035,143
	Total Professional Services	2,112,187

	Real Estate Investment Trust – 3.1%

69,150	Empire State Realty Trust Inc.	1,258,530

13,671	Sovran Self Storage Inc.	1,295,327

7,842	Sun Communities Inc., (3)	531,139
	Total Real Estate Investment Trust	3,084,996

	Road & Rail – 1.4%

58,931	Swift Transportation Company, Class A, (2), (3)	1,448,524

	Semiconductors & Semiconductor Equipment – 4.0%

14,108	Cavium Networks Inc., (2), (3)	829,691

60,808	Microsemi Corporation, (2)	1,694,111

21,014	Qorvo Inc., (2), (3)	1,552,304
	Total Semiconductors & Semiconductor Equipment	4,076,106

42	Nuveen Investments

Shares	Description (1)	Value

	Software – 11.5%

42,703	Barracuda Networks Inc., (2)	$1,445,924

82,704	Cadence Design Systems, Inc., (2), (3)	1,487,845

21,764	CommVault Systems, Inc., (2)	948,475

35,425	Fortinet Inc., (2)	1,059,030

75,500	Gigamon Inc., (2), (3)	1,389,955

55,783	Infoblox, Incorporated, (2)	1,041,469

25,588	Solarwinds, Inc., (2)	1,232,062

41,606	Synchronoss Technologies, Inc., (2), (3)	1,767,007

8,998	Ultimate Software Group, Inc., (2), (3)	1,331,794

591,081	VideoPropulsion Inc., (2), (6)	—
	Total Software	11,703,561

	Specialty Retail – 3.7%

120,623	Express Inc., (2)	1,577,749

13,717	Genesco Inc., (2)	980,080

31,589	Zumiez, Inc., (2), (3)	1,177,954
	Total Specialty Retail	3,735,783

	Textiles, Apparel & Luxury Goods – 2.4%

15,598	G-III Apparel Group, Limited, (2)	1,516,126

50,226	Vera Bradley Inc., (2), (3)	957,809
	Total Textiles, Apparel & Luxury Goods	2,473,935
	Total Long-Term Investments (cost $83,482,757)	98,283,201

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 30.6%

	Money Market Funds – 30.6%

31,078,750	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)	$31,078,750
	Total Investments Purchased with Collateral from Securities Lending (cost $31,078,750)	31,078,750

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.0%

	Money Market Funds – 3.0%

3,056,008	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$3,056,008
	Total Short-Term Investments (cost $3,056,008)	3,056,008
	Total Investments (cost $117,617,515) – 130.4%	132,417,959
	Other Assets Less Liabilities – (30.4)%	(30,843,793)
	Net Assets – 100%	$101,574,166

Nuveen Investments	43

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$98,283,201	$—	$—	*	$98,283,201
Investments Purchased with Collateral from Securities Lending	31,078,750	—	—		31,078,750
Short-Term Investments:
Money Market Funds	3,056,008	—	—		3,056,008
Total	$132,417,959	$—	$—		$132,417,959
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $118,258,948.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,676,260
Depreciation	(2,517,249)
Net unrealized appreciation (depreciation) of investments	$14,159,011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $29,651,719.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

44	Nuveen Investments

Nuveen Equity Index Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.0%

	COMMON STOCKS – 95.0%

	Aerospace & Defense – 2.6%

29,285	Boeing Company	$4,257,160

13,878	General Dynamics Corporation	1,848,688

34,195	Honeywell International Inc.	3,342,903

3,872	L-3 Communications Holdings, Inc.	476,721

11,788	Lockheed Martin Corporation	2,220,506

9,086	Northrop Grumman Corporation	1,426,048

6,269	Precision Castparts Corporation	1,254,427

13,577	Raytheon Company	1,358,379

5,904	Rockwell Collins, Inc.	505,500

12,744	Textron Inc.	542,385

37,175	United Technologies Corporation, (2)	4,266,947
	Total Aerospace & Defense	21,499,664

	Air Freight & Logistics – 0.7%

6,430	C.H. Robinson Worldwide, Inc.	457,945

8,526	Expeditors International of Washington, Inc.	372,416

11,599	FedEx Corporation	1,961,507

30,736	United Parcel Service, Inc., Class B	3,037,946
	Total Air Freight & Logistics	5,829,814

	Airlines – 0.4%

37,127	Delta Air Lines, Inc.	1,756,478

32,585	Southwest Airlines Co.	1,472,190
	Total Airlines	3,228,668

	Auto Components – 0.4%

9,980	BorgWarner Inc.	539,020

12,578	Delphi Automotive PLC	864,486

11,547	Goodyear Tire & Rubber Company	279,899

29,101	Johnson Controls, Inc.	1,352,323
	Total Auto Components	3,035,728

	Automobiles – 0.6%

169,475	Ford Motor Company	2,492,977

56,717	General Motors Company	1,850,109

9,502	Harley-Davidson, Inc.	586,273
	Total Automobiles	4,929,359

Nuveen Investments	45

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks – 5.3%

459,505	Bank of America Corporation	$6,961,501

31,443	BB&T Corporation	1,109,623

132,477	Citigroup Inc.	6,219,795

7,902	Comerica Incorporated, (2)	327,933

36,454	Fifth Third Bancorp.	630,654

35,700	Huntington BancShares Inc.	357,714

164,355	JP Morgan Chase & Co.	8,937,625

38,314	KeyCorp.	497,699

5,767	M&T Bank Corporation, (2)	652,594

23,620	PNC Financial Services Group, Inc.	1,996,835

60,236	Regions Financial Corporation	524,053

23,200	SunTrust Banks, Inc.	891,344

78,738	U.S. Bancorp	3,299,910

207,582	Wells Fargo & Company	10,777,657

8,340	Zions Bancorporation, (2)	199,826
	Total Banks	43,384,763

	Beverages – 2.1%

6,904	Brown-Forman Corporation	613,558

170,940	Coca-Cola Company	7,037,600

9,871	Coca-Cola Enterprises Inc.	415,569

7,323	Constellation Brands, Inc., Class A, (3)	808,825

8,900	Dr. Pepper Snapple Group	687,703

7,144	Molson Coors Brewing Company, Class B	542,444

6,099	Monster Beverage Corporation, (3)	713,278

65,841	PepsiCo, Inc.	6,174,569
	Total Beverages	16,993,546

	Biotechnology – 3.0%

8,643	Alexion Pharmaceuticals Inc., (3)	1,583,743

33,193	Amgen Inc.	5,053,966

10,318	Biogen Idec Inc., (3)	4,015,353

34,936	Celgene Corporation, (2), (3)	4,162,974

66,054	Gilead Sciences, Inc.	6,924,441

3,223	Regeneron Pharmaceuticals, Inc., (2), (3)	1,342,895

10,403	Vertex Pharmaceuticals Inc., (3)	1,145,786
	Total Biotechnology	24,229,158

	Building Products – 0.1%

4,198	Allegion PLC	226,734

15,575	Masco Corporation	386,883
	Total Building Products	613,617

46	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 2.0%

2,427	Affiliated Managers Group Inc., (3)	$498,797

8,181	Ameriprise Financial, Inc.	1,022,134

49,447	Bank of New York Mellon Corp.	1,780,092

5,513	BlackRock Inc.	1,877,232

50,117	Charles Schwab Corporation	1,302,040

12,615	E*Trade Group Inc., (3)	290,776

17,214	Franklin Resources, Inc.	887,037

17,905	Goldman Sachs Group, Inc.	3,087,001

18,906	Invesco LTD	694,417

4,453	Legg Mason, Inc.	246,874

64,797	Morgan Stanley	2,190,787

9,676	Northern Trust Corporation	632,617

18,506	State Street Corporation	1,323,364

11,494	T. Rowe Price Group Inc.	904,808
	Total Capital Markets	16,737,976

	Chemicals – 2.3%

8,378	Air Products & Chemicals Inc.	1,219,921

2,932	Airgas, Inc.	330,260

2,171	CF Industries Holdings, Inc.	662,980

49,047	Dow Chemical Company	2,214,963

39,993	E.I. Du Pont de Nemours and Company	2,847,902

6,516	Eastman Chemical Company	461,919

12,212	Ecolab Inc.	1,267,239

5,819	FMC Corporation	334,593

3,546	International Flavors & Fragrances Inc., (2)	376,266

18,581	LyondellBasell Industries NV	1,469,571

21,153	Monsanto Company	2,495,631

13,733	Mosaic Company	668,660

6,022	PPG Industries, Inc.	1,342,183

12,760	Praxair, Inc.	1,538,728

3,632	Sherwin-Williams Company, (2)	985,253

5,198	Sigma-Aldrich Corporation	714,829
	Total Chemicals	18,930,898

	Commercial Services & Supplies – 0.4%

7,603	ADT Corporation	261,543

4,222	Cintas Corporation, (2)	332,271

8,862	Pitney Bowes Inc.	212,511

11,035	Republic Services, Inc.	437,869

3,705	Stericycle Inc., (3)	486,429

Nuveen Investments	47

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

18,286	Tyco International PLC	$746,252

19,502	Waste Management, Inc.	1,002,988
	Total Commercial Services & Supplies	3,479,863

	Communications Equipment – 1.5%

222,817	Cisco Systems, Inc.	5,874,570

3,055	F5 Networks, Inc., (3)	340,999

4,578	Harris Corporation	307,321

17,547	Juniper Networks Inc.	398,843

9,647	Motorola Solutions Inc.	602,069

73,236	QUALCOMM, Inc.	4,574,321
	Total Communications Equipment	12,098,123

	Computers & Peripherals – 4.8%

261,649	Apple, Inc.	30,654,797

88,646	EMC Corporation	2,298,591

81,549	Hewlett-Packard Company	2,946,365

13,950	NetApp, Inc.	527,310

9,798	SanDisk Corporation, (2)	743,766

14,281	Seagate Technology	806,020

9,486	Western Digital Corporation	922,324
	Total Computers & Peripherals	38,899,173

	Construction & Engineering – 0.1%

6,883	Fluor Corporation	368,860

5,814	Jacobs Engineering Group, Inc., (3)	221,513

9,473	Quanta Services Incorporated, (3)	250,845
	Total Construction & Engineering	841,218

	Construction Materials – 0.1%

2,751	Martin Marietta Materials, (2)	296,393

5,890	Vulcan Materials Company	415,304
	Total Construction Materials	711,697

	Consumer Finance – 0.8%

39,329	American Express Company	3,173,457

24,527	Capital One Financial Corporation	1,795,622

20,184	Discover Financial Services	1,097,606

18,559	Navient Corporation	366,355
	Total Consumer Finance	6,433,040

	Containers & Packaging – 0.2%

4,096	Avery Dennison Corporation	214,098

6,050	Ball Corporation	383,146

7,362	MeadWestvaco Corporation	370,161

48	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging (continued)

7,203	Owens-Illinois, Inc., (3)	$168,190

8,739	Sealed Air Corporation	353,929
	Total Containers & Packaging	1,489,524

	Distributors – 0.1%

6,690	Genuine Parts Company	621,769

	Diversified Consumer Services – 0.1%

12,021	H & R Block Inc.	412,080

	Diversified Financial Services – 2.0%

79,660	Berkshire Hathaway Inc., Class B, (3)	11,463,871

13,802	CME Group, Inc.	1,177,311

4,958	Intercontinental Exchange Group, Inc.	1,020,009

14,558	Leucadia National Corporation	330,030

11,837	McGraw-Hill Companies, Inc.	1,058,701

8,121	Moody’s Corporation	741,691

5,162	NASDAQ Stock Market, Inc.	235,387
	Total Diversified Financial Services	16,027,000

	Diversified Telecommunication Services – 2.2%

226,609	AT&T Inc.	7,459,968

24,915	CenturyLink Inc., (2)	926,091

44,316	Frontier Communications Corporation, (2)	297,582

12,147	Level 3 Communications Inc., (3)	604,192

181,132	Verizon Communications Inc.	8,279,544

26,335	Windstream Holdings Inc., (2)	209,363
	Total Diversified Telecommunication Services	17,776,740

	Electric Utilities – 1.9%

21,354	American Electric Power Company, Inc.	1,341,245

30,906	Duke Energy Corporation	2,693,149

14,236	Edison International	970,183

7,849	Entergy Corporation	686,866

13,807	Eversource Energy	767,393

38,681	Exelon Corporation	1,394,063

18,367	FirstEnergy Corp.	740,741

19,068	NextEra Energy Inc.	2,082,988

10,968	Pepco Holdings, Inc.	301,072

4,824	Pinnacle West Capital Corporation	338,548

29,476	PPL Corporation	1,046,398

39,138	Southern Company, (2)	1,985,079

22,082	Xcel Energy, Inc.	828,737
	Total Electric Utilities	15,176,462

Nuveen Investments	49

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electrical Equipment – 0.5%

11,056	Ametek Inc.	$529,582

20,796	Eaton PLC	1,312,020

30,497	Emerson Electric Company	1,736,499

6,260	Rockwell Automation, Inc., (2)	681,839
	Total Electrical Equipment	4,259,940

	Electronic Equipment, Instruments & Components – 0.4%

14,276	Amphenol Corporation, Class A, (2)	766,764

56,414	Corning Incorporated	1,340,961

6,193	FLIR Systems Inc.	187,029

17,884	TE Connectivity Limited	1,187,319
	Total Electronic Equipment, Instruments & Components	3,482,073

	Energy Equipment & Services – 1.3%

19,724	Baker Hughes Incorporated	1,143,795

8,866	Cooper Cameron Corporation, (3)	397,019

2,936	Diamond Offshore Drilling, Inc., (2)	92,572

10,213	Ensco PLC	286,373

10,648	FMC Technologies Inc., (3)	399,087

38,386	Halliburton Company	1,535,056

4,852	Helmerich & Payne Inc., (2)	288,985

12,176	Nabors Industries Inc.	140,146

18,799	National-Oilwell Varco Inc., (2)	1,023,230

11,110	Noble Corporation PLC, (2)	180,204

56,649	Schlumberger Limited	4,667,311

14,876	Transocean Inc.	242,479
	Total Energy Equipment & Services	10,396,257

	Food & Staples Retailing – 2.4%

19,151	Costco Wholesale Corporation	2,738,401

50,605	CVS Caremark Corporation	4,967,387

21,364	Kroger Co.	1,475,184

25,639	Sysco Corporation	1,004,280

38,454	Walgreens Boots Alliance Inc.	2,835,983

68,998	Wal-Mart Stores, Inc.	5,863,450

15,785	Whole Foods Market, Inc.	822,320
	Total Food & Staples Retailing	19,707,005

	Food Products – 1.5%

28,207	Archer-Daniels-Midland Company	1,315,292

7,819	Campbell Soup Company, (2)	357,641

18,462	ConAgra Foods, Inc.	654,109

26,765	General Mills, Inc.	1,404,627

50	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

6,519	Hershey Foods Corporation	$666,307

5,871	Hormel Foods Corporation	300,713

4,449	JM Smucker Company	458,914

11,172	Kellogg Company	732,660

5,322	Keurig Green Mountain Inc.	652,264

25,954	Kraft Foods Inc.	1,695,834

5,672	McCormick & Company, Incorporated, (2)	404,924

9,098	Mead Johnson Nutrition Company, Class A Shares	896,062

73,667	Mondelez International Inc.	2,596,025

12,127	Tyson Foods, Inc., Class A, (2)	473,438
	Total Food Products	12,608,810

	Gas Utilities – 0.0%

5,075	AGL Resources Inc.	286,129

	Health Care Equipment & Supplies – 2.1%

65,707	Abbott Laboratories	2,941,045

23,670	Baxter International, Inc.	1,664,238

8,383	Becton, Dickinson and Company	1,157,525

57,928	Boston Scientific Corporation, (3)	857,914

3,262	C. R. Bard, Inc.	557,900

8,865	CareFusion Corporation, (3)	525,694

6,196	DENTSPLY International Inc.	309,955

4,634	Edwards Lifesciences Corporation, (3)	580,872

1,571	Intuitive Surgical, Inc., (3)	776,828

61,673	Medtronic, PLC	4,403,480

12,440	Saint Jude Medical Inc.	819,423

13,068	Stryker Corporation, (2)	1,189,841

4,509	Varian Medical Systems, Inc., (2), (3)	417,353

7,382	Zimmer Holdings, Inc.	827,522
	Total Health Care Equipment & Supplies	17,029,590

	Health Care Providers & Services – 2.4%

15,495	Aetna Inc.	1,422,751

9,314	AmerisourceBergen Corporation	885,296

11,984	Anthem Inc.	1,617,361

14,711	Cardinal Health, Inc.	1,223,808

11,528	CIGNA Corporation	1,231,536

7,507	Davita Inc., (3)	563,475

32,573	Express Scripts, Holding Company, (3)	2,628,967

5,754	HCA Holdings Inc., (3)	407,383

6,740	Humana Inc.	987,006

Nuveen Investments	51

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

3,709	Laboratory Corporation of America Holdings, (3)	$425,719

10,120	McKesson HBOC Inc.	2,152,018

3,703	Patterson Companies, Inc.	185,483

6,310	Quest Diagnostics Incorporated	448,452

4,278	Tenet Healthcare Corporation, (3)	180,874

42,456	UnitedHealth Group Incorporated	4,510,950

3,986	Universal Health Services, Inc., Class B	408,685
	Total Health Care Providers & Services	19,279,764

	Health Care Technology – 0.1%

13,264	Cerner Corporation, (3)	880,066

	Hotels, Restaurants & Leisure – 1.6%

19,772	Carnival Corporation	869,177

1,356	Chipotle Mexican Grill, (2), (3)	962,543

5,781	Darden Restaurants, Inc.	354,838

9,522	Marriott International, Inc., Class A, (2)	709,389

42,906	McDonald’s Corporation	3,966,231

7,285	Royal Caribbean Cruises Limited	550,382

32,824	Starbucks Corporation	2,873,085

7,803	Starwood Hotels & Resorts Worldwide, Inc.	561,582

5,470	Wyndham Worldwide Corporation	458,331

3,653	Wynn Resorts Ltd	540,461

19,211	YUM! Brands, Inc., (2)	1,388,571
	Total Hotels, Restaurants & Leisure	13,234,590

	Household Durables – 0.4%

12,845	D.R. Horton, Inc.	314,959

5,303	Garmin Limited, (2)	277,665

3,159	Harman International Industries Inc.	409,501

5,998	Leggett and Platt Inc.	255,695

7,771	Lennar Corporation, Class A, (2)	348,996

2,755	Mohawk Industries Inc., (3)	454,685

11,964	Newell Rubbermaid Inc.	441,113

14,784	Pulte Corporation	304,403

3,407	Whirlpool Corporation	678,266
	Total Household Durables	3,485,283

	Household Products – 1.8%

5,631	Clorox Company	600,884

37,514	Colgate-Palmolive Company	2,532,945

16,339	Kimberly-Clark Corporation	1,763,958

52	Nuveen Investments

Shares	Description (1)	Value

	Household Products (continued)

118,314	Procter & Gamble Company	$9,972,687
	Total Household Products	14,870,474

	Independent Power & Renewable Electricity Producers – 0.1%

29,476	AES Corporation	360,197

14,672	NRG Energy Inc.	361,812
	Total Independent Power & Renewable Electricity Producers	722,009

	Industrial Conglomerates – 2.2%

28,401	3M Co.	4,609,482

26,638	Danaher Corporation	2,194,438

438,446	General Electric Company	10,474,475

4,490	Roper Industries Inc.	692,987
	Total Industrial Conglomerates	17,971,382

	Insurance – 2.5%

14,668	Ace Limited	1,583,557

19,797	AFLAC Incorporated	1,130,013

18,938	Allstate Corporation	1,321,683

62,350	American International Group, Inc.	3,047,045

12,692	AON PLC	1,142,915

3,120	Assurant Inc.	198,151

10,509	Chubb Corporation	1,028,831

6,436	Cincinnati Financial Corporation, (2)	325,082

21,700	Genworth Financial Inc., Class A, (3)	151,466

19,566	Hartford Financial Services Group, Inc.	761,117

11,408	Lincoln National Corporation, (2)	570,172

13,322	Loews Corporation	509,700

23,784	Marsh & McLennan Companies, Inc.	1,278,866

49,147	MetLife, Inc.	2,285,335

11,944	Principal Financial Group, Inc.	560,532

23,519	Progressive Corporation	610,318

20,101	Prudential Financial, Inc.	1,525,264

5,652	Torchmark Corporation	282,996

14,815	Travelers Companies, Inc.	1,523,278

11,133	Unum Group	345,791

11,601	XL Capital Ltd, Class A	400,118
	Total Insurance	20,582,230

	Internet & Catalog Retail – 1.2%

16,555	Amazon.com, Inc., (3)	5,869,244

4,335	Expedia, Inc.	372,507

2,626	NetFlix.com Inc., (2), (3)	1,160,167

Nuveen Investments	53

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail (continued)

2,292	priceline.com Incorporated, (3)	$2,313,728

5,182	TripAdvisor Inc., (3)	347,246
	Total Internet & Catalog Retail	10,062,892

	Internet Software & Services – 3.1%

7,786	Akamai Technologies, Inc., (2), (3)	452,795

49,356	eBay Inc., (2), (3)	2,615,868

90,860	Facebook Inc., Class A Shares, (3)	6,897,183

12,414	Google Inc., Class A, (3)	6,673,146

12,413	Google Inc., Class C Shares, (2), (3)	6,634,997

4,916	VeriSign, Inc., (2), (3)	267,824

40,418	Yahoo! Inc., (3)	1,777,988
	Total Internet Software & Services	25,319,801

	IT Services – 3.1%

27,584	Accenture Limited, (2)	2,317,884

2,794	Alliance Data Systems Corporation, (2), (3)	806,991

21,015	Automatic Data Processing, Inc.	1,734,368

26,564	Cognizant Technology Solutions Corporation, Class A, (3)	1,437,909

6,339	Computer Sciences Corporation	384,651

12,678	Fidelity National Information Services	791,488

10,890	Fiserv, Inc., (3)	789,852

40,539	International Business Machines Corporation (IBM)	6,215,034

43,010	MasterCard, Inc.	3,528,110

14,279	Paychex, Inc.	646,268

6,773	Teradata Corporation, (2), (3)	301,805

7,221	Total System Services Inc.	255,407

21,511	Visa Inc., (2)	5,483,369

23,150	Western Union Company, (2)	393,550

47,365	Xerox Corporation	623,797
	Total IT Services	25,710,483

	Leisure Equipment & Products – 0.1%

5,013	Hasbro, Inc.	275,314

14,762	Mattel, Inc.	397,098
	Total Leisure Equipment & Products	672,412

	Life Sciences Tools & Services – 0.4%

14,574	Agilent Technologies, Inc.	550,460

4,935	Perkinelmer Inc.	225,579

16,901	Thermo Fisher Scientific, Inc.	2,116,174

3,668	Waters Corporation, (3)	436,675
	Total Life Sciences Tools & Services	3,328,888

54	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 1.4%

27,435	Caterpillar Inc., (2)	$2,193,977

7,474	Cummins Inc.	1,042,324

15,662	Deere & Company, (2)	1,334,246

7,278	Dover Corporation, (2)	509,751

6,216	Flowserve Corporation	338,710

15,940	Illinois Tool Works, Inc.	1,483,855

11,665	Ingersoll Rand Company Limited, Class A	774,556

4,289	Joy Global Inc., (2)	179,881

15,502	PACCAR Inc.	931,825

4,666	Pall Corporation	451,482

6,501	Parker Hannifin Corporation	757,106

8,414	Pentair Limited	520,069

2,539	Snap-on Incorporated	336,951

6,828	Stanley Black & Decker Inc.	639,442

7,983	Xylem Inc.	272,220
	Total Machinery	11,766,395

	Media – 3.2%

10,245	Cablevision Systems Corporation, (2)	193,835

21,178	CBS Corporation, Class B	1,160,766

113,091	Comcast Corporation, Class A	6,010,221

21,376	DirecTV, (3)	1,822,945

6,466	Discovery Communications Inc., Class A Shares, (3)	187,417

10,034	Discovery Communications Inc., Class C Shares, (2), (3)	279,748

9,860	Gannett Company Inc., (2)	305,759

18,413	Interpublic Group of Companies, Inc.	367,155

21,759	News Corporation, Class A Shares, (3)	323,992

10,974	Omnicom Group, Inc.	798,907

4,272	Scripps Networks Interactive, Class A Shares, (2)	303,696

12,517	Time Warner Cable, Class A	1,703,939

37,353	Time Warner Inc.	2,910,898

82,299	Twenty First Century Fox Inc., Class A Shares, (2)	2,729,035

16,637	Viacom Inc., Class B	1,071,756

69,007	Walt Disney Company, (2)	6,276,877
	Total Media	26,446,946

	Metals & Mining – 0.4%

50,026	Alcoa Inc.	782,907

4,870	Allegheny Technologies, Inc.	138,941

45,403	Freeport-McMoRan, Inc.	763,224

22,463	Newmont Mining Corporation	564,944

Nuveen Investments	55

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

13,932	Nucor Corporation	$608,132
	Total Metals & Mining	2,858,148

	Multiline Retail – 0.7%

13,293	Dollar General Corporation, (3)	891,429

8,985	Dollar Tree Stores Inc., (3)	638,833

4,183	Family Dollar Stores, Inc.	318,326

9,081	Kohl’s Corporation, (2)	542,317

15,430	Macy’s, Inc.	985,668

6,228	Nordstrom, Inc.	474,574

27,692	Target Corporation	2,038,408
	Total Multiline Retail	5,889,555

	Multi-Utilities – 1.3%

10,602	Ameren Corporation	480,059

19,346	CenterPoint Energy, Inc.	446,699

12,016	CMS Energy Corporation	453,364

12,799	Consolidated Edison, Inc., (2)	886,715

26,233	Dominion Resources, Inc.	2,017,055

7,734	DTE Energy Company, (2)	693,430

3,494	Integrys Energy Group, Inc.	283,363

13,778	NiSource Inc.	596,036

20,646	PG&E Corporation	1,214,191

22,107	Public Service Enterprise Group Incorporated	943,527

6,207	Scana Corporation, (2)	395,820

10,254	Sempra Energy	1,147,628

9,553	TECO Energy, Inc., (2)	203,765

9,854	Wisconsin Energy Corporation	549,558
	Total Multi-Utilities	10,311,210

	Oil, Gas & Consumable Fuels – 6.6%

22,727	Anadarko Petroleum Corporation	1,857,932

16,713	Apache Corporation	1,045,732

18,235	Cabot Oil & Gas Corporation	483,228

22,842	Chesapeake Energy Corporation	438,110

82,977	Chevron Corporation	8,507,632

2,781	Cimarex Energy Company	286,999

53,727	ConocoPhillips	3,383,726

10,339	CONSOL Energy Inc.	299,314

15,393	Denbury Resources Inc., (2)	106,212

16,872	Devon Energy Corporation	1,016,875

23,922	EOG Resources, Inc.	2,129,776

56	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

6,808	EQT Corporation	$506,788

186,352	Exxon Mobil Corporation	16,290,892

12,328	Hess Corporation	832,017

74,246	Kinder Morgan, Inc.	3,047,798

29,472	Marathon Oil Corporation	783,955

12,380	Marathon Petroleum Corporation	1,146,264

7,293	Murphy Oil Corporation	327,529

6,149	Newfield Exploration Company, (3)	183,117

16,236	Noble Energy, Inc.	775,107

34,066	Occidental Petroleum Corporation	2,725,280

7,868	ONEOK, Inc.	346,428

24,421	Phillips 66	1,717,285

6,447	Pioneer Natural Resources Company, (2)	970,467

7,240	QEP Resources Inc.	146,393

7,641	Range Resources Corporation	353,549

15,921	Southwestern Energy Company, (2), (3)	394,682

30,235	Spectra Energy Corporation	1,011,058

5,603	Tesoro Corporation	457,933

23,070	Valero Energy Corporation	1,219,942

29,389	Williams Companies, Inc.	1,289,002
	Total Oil, Gas & Consumable Fuels	54,081,022

	Paper & Forest Products – 0.1%

18,659	International Paper Company	982,583

	Personal Products – 0.1%

18,992	Avon Products, Inc.	146,998

9,830	Estee Lauder Companies Inc., Class A, (2)	693,900
	Total Personal Products	840,898

	Pharmaceuticals – 6.1%

69,551	AbbVie Inc.	4,197,403

11,436	Actavis PLC, (3)	3,048,151

12,986	Allergan, Inc.	2,847,310

72,445	Bristol-Myers Squibb Company	4,366,260

42,963	Eli Lilly and Company	3,093,336

4,161	Endo International PLC, (2), (3)	331,257

7,510	Hospira Inc.	476,359

123,236	Johnson & Johnson	12,340,853

4,949	Mallinckrodt PLC, (2), (3)	524,545

126,048	Merck & Company Inc.	7,598,173

16,778	Mylan Laboratories Inc., (2), (3)	891,751

Nuveen Investments	57

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

5,847	Perrigo Company	$887,224

277,073	Pfizer Inc.	8,658,531

21,570	Zoetis Incorporated	921,686
	Total Pharmaceuticals	50,182,839

	Professional Services – 0.2%

1,590	Dun and Bradstreet Inc.	183,025

5,322	Equifax Inc.	449,496

10,294	Nielsen Holdings N.V.	448,407

6,007	Robert Half International Inc.	348,766
	Total Professional Services	1,429,694

	Real Estate Investment Trust – 2.4%

17,820	American Tower Corporation, REIT	1,727,649

6,987	Apartment Investment & Management Company, Class A	278,502

5,488	AvalonBay Communities, Inc.	949,369

7,526	Boston Properties, Inc.	1,044,609

15,172	Crown Castle International Corporation	1,312,530

15,899	Equity Residential	1,233,921

1,855	Essex Property Trust Inc.	419,323

23,234	General Growth Properties Inc.	701,202

20,048	Health Care Property Investors Inc.	948,070

13,499	Health Care REIT, Inc., (2)	1,106,243

33,075	Host Hotels & Resorts Inc.	757,087

8,124	Iron Mountain Inc., (2)	323,660

17,960	Kimco Realty Corporation	496,594

2,377	Macerich Company	204,446

7,739	Plum Creek Timber Company	344,540

24,508	Prologis Inc.	1,106,291

6,336	Public Storage, Inc.	1,272,522

14,177	Simon Property Group, Inc., (2)	2,816,403

1	Urban Edge Properties	12

13,282	Ventas Inc.	1,060,036

8,407	Vornado Realty Trust	928,469

23,085	Weyerhaeuser Company	827,597
	Total Real Estate Investment Trust	19,859,075

	Real Estate Management & Development – 0.1%

12,581	CBRE Group Inc., (3)	406,870

	Road & Rail – 1.0%

43,678	CSX Corporation, (2)	1,454,477

4,821	Kansas City Southern Industries	530,744

58	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail (continued)

13,699	Norfolk Southern Corporation	$1,396,887

2,505	Ryder System, Inc.	207,389

39,214	Union Pacific Corporation	4,596,273
	Total Road & Rail	8,185,770

	Semiconductors & Semiconductor Equipment – 2.3%

13,502	Altera Corporation	444,553

14,100	Analog Devices, Inc.	734,681

54,636	Applied Materials, Inc.	1,247,886

10,350	Avago Technologies Limtied	1,064,808

23,500	Broadcom Corporation, Class A	997,222

3,188	First Solar Inc., (2), (3)	134,916

216,341	Intel Corporation	7,147,907

7,225	KLA-Tencor Corporation, (2)	444,121

7,322	Lam Research Corporation	559,694

10,643	Linear Technology Corporation	478,296

8,983	Microchip Technology Incorporated, (2)	405,133

46,791	Micron Technology, Inc., (3)	1,369,339

22,496	NVIDIA Corporation	432,036

46,648	Texas Instruments Incorporated	2,493,336

12,038	Xilinx, Inc.	464,366
	Total Semiconductors & Semiconductor Equipment	18,418,294

	Software – 3.4%

20,956	Adobe Systems Incorporated, (3)	1,469,644

9,930	Autodesk, Inc., (3)	536,270

14,003	CA Technologies	424,291

— (4)	CDK Global Inc.	5

7,186	Citrix Systems, (3)	425,842

13,967	Electronic Arts Inc., (3)	766,230

12,781	Intuit, Inc.	1,109,646

357,522	Microsoft Corporation	14,443,889

142,103	Oracle Corporation	5,952,695

8,551	Red Hat, Inc., (3)	545,468

25,578	Salesforce.com, Inc., (2), (3)	1,443,878

30,171	Symantec Corporation	747,336
	Total Software	27,865,194

	Specialty Retail – 2.3%

1,921	AutoNation Inc., (3)	114,530

1,425	AutoZone, Inc., (2), (3)	850,668

8,094	Bed Bath and Beyond Inc., (2), (3)	605,188

Nuveen Investments	59

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

12,332	Best Buy Co., Inc.	$434,086

9,580	CarMax, Inc., (3)	594,918

4,924	GameStop Corporation, (2)	173,571

11,951	Gap, Inc.	492,262

58,811	Home Depot, Inc.	6,141,045

10,730	L Brands Inc., (2)	908,080

43,133	Lowe’s Companies, Inc.	2,922,692

4,534	O’Reilly Automotive Inc., (2), (3)	849,490

4,340	PetSmart Inc.	354,600

9,168	Ross Stores, Inc.	840,797

28,149	Staples, Inc.	479,940

4,967	Tiffany & Co.	430,341

30,279	TJX Companies, Inc.	1,996,597

4,622	Tractor Supply Company	375,168

4,461	Urban Outfitters, Inc., (3)	155,510
	Total Specialty Retail	18,719,483

	Textiles, Apparel & Luxury Goods – 0.8%

12,001	Coach, Inc.	446,317

2,034	Fossil Group Inc., (3)	198,925

8,094	Michael Kors Holdings Limited, (2), (3)	572,974

30,732	Nike, Inc., Class B	2,835,027

3,109	PVH Corporation	342,798

2,667	Ralph Lauren Corporation	445,096

7,547	Under Armour, Inc., (2), (3)	543,988

15,070	VF Corporation	1,045,406
	Total Textiles, Apparel & Luxury Goods	6,430,531

	Thrifts & Mortgage Finance – 0.0%

21,026	Hudson City Bancorp, Inc.	188,603

13,559	People’s United Financial, Inc.	190,775
	Total Thrifts & Mortgage Finance	379,378

	Tobacco – 1.5%

86,669	Altria Group, Inc.	4,602,124

15,731	Lorillard Inc.	1,032,111

68,260	Philip Morris International	5,477,182

13,465	Reynolds American Inc.	914,947
	Total Tobacco	12,026,364

	Trading Companies & Distributors – 0.2%

11,931	Fastenal Company	529,736

4,352	United Rentals Inc., (3)	360,563

60	Nuveen Investments

Shares	Description (1)				Value

	Trading Companies & Distributors (continued)

2,660	W.W. Grainger, Inc., (2)				$627,334
	Total Trading Companies & Distributors				1,517,633
	Total Common Stocks (cost $294,924,644)				775,867,840

Shares	Description (1)				Values

	COMMON STOCK RIGHTS – 0.0%

10,067	Safeway Inc., Casa Ley CVR				$1,711

10,067	Safeway Inc., PDC LLC CVR				101
	Total Common Stock Rights (cost $0)				1,812
	Total Long-Term Investments (cost $294,924,644)				775,869,652

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 7.8%

	Money Market Funds – 7.8%

63,940,278	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (5), (6)				$63,940,278
	Total Investments Purchased with Collateral from Securities Lending (cost $63,940,278)				63,940,278

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	SHORT-TERM INVESTMENTS – 4.8%

	Money Market Funds – 4.4%

$36,211	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$36,211,496

	U.S Government and Agency Obligations – 0.4%

3,000	U.S. Treasury Bills, (8)	0.000%	11/12/15	AAA	2,997,525
$39,211	Total Short-Term Investments (cost $39,208,597)				39,209,021
	Total Investments (cost $398,073,519) – 107.6%				879,018,951
	Other Assets Less Liabilities – (7.6)%				(62,177,434)
	Net Assets – 100%				$816,841,517

Investments in Derivatives as of January 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	78	3/15	$38,773,800	$(694,663)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	61

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$775,867,840	$—	$—	$775,867,840
Common Stock Rights	—	1,812	—	1,812
Investments Purchased with Collateral from Securities Lending	63,940,278	—	—	63,940,278
Short-Term Investments:
Money Market Funds	36,211,496	—	—	36,211,496
U.S. Government & Agency Obligations	—	2,997,525	—	2,997,525
Investments in Derivatives:
Futures Contracts*	(694,663)	—	—	(694,663)
Total	$875,324,951	$2,999,337	$—	$878,324,288
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments (excluding investments in derivatives) was $409,871,323.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$489,196,936
Depreciation	(20,049,308)
Net unrealized appreciation (depreciation) of investments	$469,147,628

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $61,742,532.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Shares round to less than 1.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

CVR	Contingent Value Rights.

N/A	Not applicable.

REIT	Real Estate Investment Trust.

62	Nuveen Investments

Nuveen Mid Cap Index Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.8%

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.7%

39,964	BE Aerospace Inc.	$2,331,100

12,914	Esterline Technologies Corporation, (3)	1,447,530

76,570	Exelis Inc.	1,310,112

19,837	Huntington Ingalls Industries Inc.	2,312,994

19,982	KLX Inc., (3)	785,492

12,869	Orbital ATK, Inc.	1,676,959

21,065	Triumph Group Inc.	1,201,969
	Total Aerospace & Defense	11,066,156

	Airlines – 0.8%

55,515	Alaska Air Group, Inc., (2)	3,767,803

92,309	JetBlue Airways Corporation, (2), (3)	1,549,868
	Total Airlines	5,317,671

	Auto Components – 0.5%

46,504	Dana Holding Corporation, (2)	970,538

117,874	Gentex Corporation	1,967,317
	Total Auto Components	2,937,855

	Automobiles – 0.2%

18,086	Thor Industries, Inc.	1,019,146

	Banks – 4.4%

65,082	Associated Banc-Corp., (2)	1,094,028

34,136	BancorpSouth Inc., (2)	677,600

17,947	Bank of Hawaii Corporation, (2)	1,013,288

29,910	Cathay General Bancorp.	714,550

19,315	City National Corporation	1,674,417

34,315	Commerce Bancshares Inc., (2)	1,372,600

21,597	Cullen/Frost Bankers, Inc.	1,345,493

57,920	East West Bancorp Inc.	2,095,546

95,564	First Horizon National Corporation, (2)	1,241,376

142,966	First Niagara Financial Group Inc.	1,160,884

66,791	FirstMerit Corporation	1,094,370

76,330	Fulton Financial Corporation	851,080

33,236	Hancock Holding Company	867,792

22,992	International Bancshares Corporation	517,550

38,710	Pacwest Bancorp.	1,655,046

Nuveen Investments	63

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

24,224	Prosperity Bancshares, Inc., (2)	$1,109,217

20,196	Signature Bank, (3)	2,365,557

20,129	SVB Financial Group, (3)	2,272,564

56,137	Synovus Financial Corp.	1,446,666

67,305	TCF Financial Corporation, (2)	989,384

27,240	Trustmark Corporation, (2)	581,846

75,358	Umpqua Holdings Corporation	1,168,803

80,975	Valley National Bancorp., (2)	735,253

36,481	Webster Financial Corporation	1,113,765
	Total Banks	29,158,675

	Beverages – 0.1%

2,695	Boston Beer Company, (2), (3)	847,631

	Biotechnology – 0.4%

17,926	United Therapeutics Corporation, (2), (3)	2,529,896

	Building Products – 1.0%

67,073	Fortune Brands Home & Security	3,004,200

17,795	Lennox International Inc., (2)	1,749,426

30,742	Smith AO Corporation	1,826,382
	Total Building Products	6,580,008

	Capital Markets – 1.7%

48,763	Eaton Vance Corporation, (2)	1,962,711

38,208	Federated Investors Inc., (2)	1,207,755

60,651	Janus Capital Group Inc., (2)	1,063,817

50,145	Raymond James Financial Inc.	2,638,630

57,395	SEI Investments Company	2,305,557

8,980	Stifel Financial Corporation, (3)	423,407

34,425	Waddell & Reed Financial, Inc., Class A	1,539,142
	Total Capital Markets	11,141,019

	Chemicals – 3.1%

38,567	Albemarle Corporation	1,861,243

29,276	Ashland Inc.	3,469,792

24,225	Cabot Corporation	1,027,382

28,336	Cytec Industries, Inc., (2)	1,359,845

13,928	Minerals Technologies Inc.	909,916

4,470	NewMarket Corporation	2,010,025

31,914	Olin Corporation, (2)	800,084

38,020	PolyOne Corporation	1,353,132

53,822	RPM International, Inc.	2,575,921

64	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

17,575	Scotts Miracle Gro Company	$1,114,782

19,978	Sensient Technologies Corporation	1,218,658

31,715	Valspar Corporation	2,645,982
	Total Chemicals	20,346,762

	Commercial Services & Supplies – 1.6%

22,336	Clean Harbors, Inc., (2), (3)	1,056,940

45,312	Copart Inc., (3)	1,658,419

20,219	Deluxe Corporation	1,312,820

18,218	HNI Corporation	897,237

23,929	Miller (Herman) Inc.	695,137

12,823	MSA Safety Inc.	559,852

80,624	R.R. Donnelley & Sons Company, (2)	1,327,877

25,952	Rollins Inc.	857,714

50,066	Waste Connections Inc.	2,163,853
	Total Commercial Services & Supplies	10,529,849

	Communications Equipment – 1.1%

53,115	Arris Group Inc., (2), (3)	1,392,675

42,423	Ciena Corporation, (2), (3)	785,674

16,341	Interdigital Inc.	816,723

94,805	JDS Uniphase Corporation, (2), (3)	1,151,881

17,186	Plantronics Inc.	787,634

55,802	Polycom Inc., (3)	742,167

64,848	Riverbed Technology, Inc., (3)	1,334,572
	Total Communications Equipment	7,011,326

	Computers & Peripherals – 0.7%

41,665	3D Systems Corporation, (2), (3)	1,211,618

26,092	Diebold Inc., (2)	814,070

25,150	Lexmark International, Inc., Class A, (2)	1,003,737

67,819	NCR Corporation, (3)	1,722,603
	Total Computers & Peripherals	4,752,028

	Construction & Engineering – 0.4%

48,458	AECOM, (2), (3)	1,231,802

14,689	Granite Construction Inc., (2)	500,601

59,455	KBR Inc., (2)	982,791
	Total Construction & Engineering	2,715,194

	Construction Materials – 0.2%

20,215	Eagle Materials Inc.	1,439,712

	Consumer Finance – 0.2%

170,772	SLM Corporation	1,555,733

Nuveen Investments	65

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging – 1.9%

26,438	AptarGroup Inc.	$1,668,502

24,255	Bemis Company, Inc.	1,074,497

12,325	Greif Inc.	470,815

39,714	Packaging Corp. of America	3,012,307

57,980	Rock-Tenn Company, (2)	3,762,902

17,563	Silgan Holdings, Inc.	902,914

41,221	Sonoco Products Company	1,821,968
	Total Containers & Packaging	12,713,905

	Distributors – 0.5%

121,930	LKQ Corporation, (3)	3,147,013

	Diversified Consumer Services – 1.0%

40,055	Apollo Group, Inc., (3)	1,011,789

23,083	Devry Education Group Inc., (2)	978,950

1,219	Graham Holdings Company	1,140,155

86,251	Service Corporation International	1,951,860

27,846	Sothebys Holdings Inc., (2)	1,184,847
	Total Diversified Consumer Services	6,267,601

	Diversified Financial Services – 0.7%

34,731	CBOE Holdings Inc.	2,239,108

47,140	MSCI Inc., Class A Shares	2,537,075
	Total Diversified Financial Services	4,776,183

	Electric Utilities – 1.8%

23,456	Cleco Corporation	1,275,068

62,100	Great Plains Energy Incorporated	1,836,297

40,990	Hawaiian Electric Industries	1,405,957

20,320	IDACORP, INC	1,379,931

80,438	OGE Energy Corp.	2,829,809

32,174	PNM Resources Inc.	981,307

49,239	Westar Energy Inc., (2)	2,103,490
	Total Electric Utilities	11,811,859

	Electrical Equipment – 0.9%

17,454	Acuity Brands Inc.	2,616,180

21,752	Hubbell Incorporated, Class B	2,306,582

18,228	Regal-Beloit Corporation	1,254,998
	Total Electrical Equipment	6,177,760

	Electronic Equipment, Instruments & Components – 3.4%

40,618	Arrow Electronics, Inc., (3)	2,235,615

55,904	Avnet Inc.	2,326,724

66	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

17,612	Belden Inc.	$1,460,739

31,769	Cognex Corporation	1,167,511

17,068	FEI Company	1,403,331

62,691	Ingram Micro, Inc., Class A, (3)	1,578,559

10,919	IPG Photonics Corporation, (2), (3)	814,994

15,884	Itron Inc., (3)	591,044

62,781	Jabil Circuit Inc.	1,293,916

55,184	Keysight Technologies, Inc., (3)	1,842,594

34,346	Knowles Corporation, (2), (3)	728,479

39,739	National Instruments Corporation	1,195,349

15,445	Tech Data Corporation, (3)	881,910

105,376	Trimble Navigation Limited, (3)	2,512,164

54,793	Vishay Intertechnology Inc., (2)	746,281

20,393	Zebra Technologies Corporation, Class A, (3)	1,702,000
	Total Electronic Equipment, Instruments & Components	22,481,210

	Energy Equipment & Services – 2.0%

23,371	Atwood Oceanics Inc., (2)	667,943

8,025	Carbo Ceramics Inc., (2)	263,060

29,557	Dresser Rand Group, Inc., (3)	2,366,925

16,432	Dril Quip Inc., (3)	1,219,747

39,646	Helix Energy Solutions Group, (3)	744,155

43,625	Oceaneering International Inc.	2,284,205

21,329	Oil States International Inc., (3)	875,982

58,365	Patterson-UTI Energy, Inc.	1,001,543

49,522	Rowan Companies Inc., (2)	1,045,905

63,254	Superior Energy Services, Inc.	1,265,080

20,012	Tidewater Inc., (2)	585,551

17,822	Unit Corporation, (3)	530,739
	Total Energy Equipment & Services	12,850,835

	Food & Staples Retailing – 0.4%

79,877	SUPERVALU INC.	778,002

20,044	United Natural Foods Inc., (2), (3)	1,549,000
	Total Food & Staples Retailing	2,327,002

	Food Products – 1.8%

37,756	Dean Foods Company, (2)	684,139

70,997	Flowers Foods Inc., (2)	1,388,701

40,484	Hain Celestial Group Inc., (2), (3)	2,136,341

30,062	Ingredion Inc., (2)	2,424,200

7,841	Lancaster Colony Corporation	705,141

Nuveen Investments	67

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

17,755	Post Holdings Inc., (2), (3)	$838,924

8,497	Tootsie Roll Industries Inc., (2)	265,021

12,842	Treehouse Foods Inc., (3)	1,164,769

70,235	WhiteWave Foods Company, (3)	2,315,648
	Total Food Products	11,922,884

	Gas Utilities – 1.7%

40,468	Atmos Energy Corporation	2,303,034

33,934	National Fuel Gas Company, (2)	2,152,434

20,994	One Gas Inc.	927,725

70,747	Questar Corporation	1,835,885

66,264	UGI Corporation	2,451,105

20,965	WGL Holdings Inc.	1,184,523
	Total Gas Utilities	10,854,706

	Health Care Equipment & Supplies – 3.4%

29,018	Align Technology, Inc., (3)	1,539,405

19,364	Cooper Companies, Inc.	3,052,735

13,186	Halyard Health Inc., (3)	587,700

23,191	Hill Rom Holdings Inc.	1,107,602

101,712	Hologic Inc., (3)	3,088,485

19,050	Idexx Labs Inc., (3)	3,017,901

56,683	ResMed Inc., (2)	3,540,987

22,356	Sirona Dental Systems, Inc., (3)	2,016,958

23,867	Steris Corporation, (2)	1,556,606

15,953	Teleflex Inc.	1,747,811

22,247	Thoratec Corporation, (3)	798,445
	Total Health Care Equipment & Supplies	22,054,635

	Health Care Providers & Services – 3.3%

20,568	Centene Corporation, (3)	2,245,203

46,557	Community Health Systems, Inc., (3)	2,191,438

32,396	Health Net Inc., (3)	1,754,891

33,812	Henry Schein Inc., (2), (3)	4,668,423

18,390	Lifepoint Hospitals Inc., (3)	1,199,764

38,820	Medax Inc., (3)	2,635,490

40,716	Omnicare, Inc., (2)	3,052,886

25,485	Owens and Minor Inc.	872,352

34,357	VCA Antech, Inc., (3)	1,790,000

17,721	Wellcare Health Plans Inc., (2), (3)	1,290,975
	Total Health Care Providers & Services	21,701,422

68	Nuveen Investments

Shares	Description (1)	Value

	Health Care Technology – 0.2%

64,524	Allscripts Healthcare Solutions Inc., (3)	$768,481

35,411	HMS Holdings Corporation, (2), (3)	700,607
	Total Health Care Technology	1,469,088

	Hotels, Restaurants & Leisure – 1.6%

27,377	Brinker International Inc.	1,599,638

17,061	Cheesecake Factory Inc., (2)	895,873

22,471	Dominos Pizza Inc., (2)	2,225,753

99,770	International Game Technology	1,688,108

11,274	Intl Speedway Corporation	327,961

15,369	Life Time Fitness Inc., (2), (3)	840,223

10,871	Panera Bread Company, (2), (3)	1,868,290

109,907	The Wendy’s Company	1,158,420
	Total Hotels, Restaurants & Leisure	10,604,266

	Household Durables – 1.7%

72,697	Jarden Corporation, (2)	3,490,910

36,339	KB Home, (2)	452,784

15,777	MDC Holdings Inc., (2)	394,425

1,485	NVR Inc., (3)	1,862,532

24,558	Tempur Pedic International Inc., (3)	1,351,427

64,626	Toll Brothers Inc., (3)	2,237,352

20,524	Tupperware Corporation, (2)	1,387,628
	Total Household Durables	11,177,058

	Household Products – 1.1%

53,626	Church & Dwight Company Inc.	4,339,416

24,911	Energizer Holdings Inc.	3,188,857
	Total Household Products	7,528,273

	Industrial Conglomerates – 0.4%

25,887	Carlisle Companies Inc.	2,321,546

	Insurance – 4.8%

6,538	Alleghany Corporation, (3)	2,890,384

28,928	American Financial Group Inc.	1,678,981

63,456	Arthur J. Gallagher & Co.	2,819,350

26,433	Aspen Insurance Holdings Limited	1,145,078

48,019	Brown & Brown Inc.	1,481,386

19,180	Everest Reinsurance Group Ltd	3,287,068

43,155	First American Corporation, (2)	1,468,133

17,796	Hanover Insurance Group Inc.	1,227,924

38,960	HCC Insurance Holdings Inc.	2,078,126

20,946	Kemper Corporation	731,225

Nuveen Investments	69

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

14,657	Mercury General Corporation	$837,648

97,875	Old Republic International Corporation	1,374,165

21,981	Primerica Inc.	1,091,137

31,848	Protective Life Corporation	2,227,768

28,133	Reinsurance Group of America Inc.	2,329,694

16,378	RenaisasnceRE Holdings, Limited, (2)	1,566,228

17,667	StanCorp Financial Group Inc., (2)	1,096,061

42,760	WR Berkley Corporation	2,094,812
	Total Insurance	31,425,168

	Internet & Catalog Retail – 0.2%

13,878	Hosting Site Network, Inc.	1,074,712

	Internet Software & Services – 1.3%

32,290	AOL Inc., (3)	1,396,543

22,212	Equinix Inc.	4,816,894

47,058	Rackspace Hosting Inc., (3)	2,115,728
	Total Internet Software & Services	8,329,165

	IT Services – 2.9%

31,085	Acxiom Corporation, (3)	565,747

48,742	Broadridge Financial Solutions, Inc.	2,339,129

40,988	Convergys Corporation, (2)	785,330

37,097	CoreLogic Inc., (2)	1,231,620

14,108	DST Systems Inc.	1,364,244

36,380	Gartner Inc., (3)	3,063,924

27,542	Global Payments Inc.	2,404,692

34,154	Henry Jack and Associates Inc.	2,096,031

27,679	Leidos Holdings Inc.	1,145,911

22,658	NeuStar, Inc., (2), (3)	595,679

16,476	Science Applications International Corporation	803,699

45,128	VeriFone Holdings Inc., (3)	1,416,568

15,653	WEX Inc., (3)	1,440,859
	Total IT Services	19,253,433

	Leisure Equipment & Products – 0.9%

37,454	Brunswick Corporation	2,033,003

25,519	Polaris Industries Inc., (2)	3,689,792
	Total Leisure Equipment & Products	5,722,795

	Life Sciences Tools & Services – 1.5%

8,149	Bio-Rad Laboratories Inc., (3)	932,816

13,448	Bio-Techne Corporation	1,250,933

19,537	Charles River Laboratories International, Inc., (3)	1,354,891

70	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

23,191	Covance, Inc., (3)	$2,463,116

11,802	Mettler-Toledo International Inc., (3)	3,587,218
	Total Life Sciences Tools & Services	9,588,974

	Machinery – 4.5%

35,283	AGCO Corporation, (2)	1,529,165

20,365	CLARCOR, Inc.	1,273,423

19,965	Crane Company	1,216,867

53,124	Donaldson Company, Inc.	1,942,213

24,485	Graco Inc.	1,744,311

32,614	Harsco Corporation	481,383

32,565	IDEX Corporation	2,356,078

37,040	ITT Industries, Inc.	1,326,402

31,735	Kennametal Inc., (2)	997,114

32,486	Lincoln Electric Holdings Inc.	2,206,124

24,173	Nordson Corporation, (2)	1,761,245

34,310	Oshkosh Truck Corporation	1,470,184

18,158	SPX Corporation	1,517,464

44,553	Terex Corporation	1,001,551

30,969	Timken Company	1,177,132

62,574	Trinity Industries Inc.	1,656,334

10,858	Valmont Industries, Inc., (2)	1,304,263

38,958	Wabtec Corporation	3,251,045

23,835	Woodward Governor Company	1,063,279
	Total Machinery	29,275,577

	Marine – 0.3%

23,018	Kirby Corporation, (3)	1,668,575

	Media – 1.3%

23,873	AMC Networks Inc., Class A Shares, (2), (3)	1,592,329

42,058	Cinemark Holdings Inc.	1,563,296

29,059	Dreamworks Animation SKG Inc., (2), (3)	542,532

18,915	John Wiley and Sons Inc., Class A	1,171,973

57,485	Live Nation Inc., (3)	1,366,418

14,948	Meredith Corporation	778,192

50,986	New York Times, Class A, (2)	641,914

45,071	Time Inc.	1,128,578
	Total Media	8,785,232

	Metals & Mining – 1.6%

21,446	Carpenter Technology Inc., (2)	813,661

61,874	Cliffs Natural Resources Inc., (2)	397,231

Nuveen Investments	71

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

47,560	Commercial Metals Company	$638,255

13,545	Compass Minerals International, Inc.	1,183,833

31,390	Reliance Steel & Aluminum Company	1,643,894

26,244	Royal Gold, Inc., (2)	1,901,640

96,647	Steel Dynamics Inc.	1,646,865

15,484	TimkenSteel Corporation	418,068

58,448	United States Steel Corporation, (2)	1,428,469

21,024	Worthington Industries, Inc.	629,248
	Total Metals & Mining	10,701,164

	Multiline Retail – 0.3%

22,592	Big Lots, Inc., (2)	1,037,199

123,108	J.C. Penney Company, Inc., (2)	894,995
	Total Multiline Retail	1,932,194

	Multi-Utilities – 1.1%

44,810	Alliant Energy Corporation	3,074,414

18,027	Black Hills Corporation	904,234

77,395	MDU Resources Group Inc.	1,749,901

33,310	Vectren Corporation	1,596,215
	Total Multi-Utilities	7,324,764

	Oil, Gas & Consumable Fuels – 1.8%

123,667	California Resources Corporation	633,175

29,399	Energen Corporation, (2)	1,864,485

34,506	Gulfport Energy Corporation, (3)	1,328,136

80,253	HollyFrontier Company	2,882,688

109,466	Peabody Energy Corporation, (2)	681,973

24,816	Rosetta Resources, Inc., (3)	423,609

27,086	SM Energy Company	1,024,393

23,405	Western Refining Inc.	869,028

29,074	World Fuel Services Corporation, (2)	1,423,754

81,654	WPX Energy Inc., (2), (3)	870,432
	Total Oil, Gas & Consumable Fuels	12,001,673

	Paper & Forest Products – 0.3%

26,244	Domtar Corporation	1,005,145

57,007	Louisiana-Pacific Corporation, (2), (3)	933,205
	Total Paper & Forest Products	1,938,350

	Pharmaceuticals – 0.7%

25,431	Akorn, Inc., (3)	1,082,852

25,613	Salix Pharmaceuticals Limited, (2), (3)	3,449,303
	Total Pharmaceuticals	4,532,155

72	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 1.1%

13,653	Corporate Executive Board Company	$935,504

16,502	FTI Consulting Inc., (3)	671,136

32,162	Manpower Inc.	2,343,967

25,841	Towers Watson & Company, Class A Shares	3,062,159
	Total Professional Services	7,012,766

	Real Estate Investment Trust – 10.5%

28,940	Alexandria Real Estate Equities Inc.	2,822,229

42,376	American Campus Communities Inc.	1,862,849

77,759	BioMed Realty Trust Inc.	1,901,208

33,246	Camden Property Trust	2,561,604

35,386	Corporate Office Properties	1,061,580

47,003	Corrections Corporation of America, (2)	1,848,158

133,090	Duke Realty Corporation	2,905,355

25,575	Equity One Inc.	696,663

44,491	Extra Space Storage Inc.	2,936,406

27,173	Federal Realty Investment Trust, (2)	3,906,662

36,402	Highwoods Properties, Inc., (2)	1,710,894

23,076	Home Properties New York, Inc.	1,626,858

60,484	Hospitality Properties Trust	1,971,174

33,210	Kilroy Realty Corporation	2,462,522

26,516	Lamar Advertising Company	1,485,426

42,033	LaSalle Hotel Properties	1,700,655

59,658	Liberty Property Trust, (2)	2,404,217

35,811	Mack-Cali Realty Corporation, (2)	698,673

30,298	Mid-America Apartment Communities	2,403,237

49,760	National Retail Properties, Inc., (2)	2,131,718

50,910	Omega Healthcare Investors Inc., (2)	2,232,913

16,396	Potlatch Corporation	653,545

51,082	Rayonier Inc.	1,499,257

89,446	Realty Income Corporation, (2)	4,857,812

37,298	Regency Centers Corporation	2,557,151

82,290	Senior Housing Properties Trust	1,916,534

38,550	SL Green Realty Corporation, (2)	4,857,300

20,063	Tanger Factory Outlet Centers	789,479

25,553	Taubman Centers Inc.	2,094,068

101,560	UDR Inc.	3,377,886

10,049	Urban Edge Properties	238,563

45,397	Weingarten Realty Trust, (2)	1,701,480

62,741	WP GLIMCHER, Inc.	1,109,261
	Total Real Estate Investment Trust	68,983,337

Nuveen Investments	73

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development – 0.5%

17,321	Alexander & Baldwin Inc.	$662,701

18,000	Jones Lang LaSalle Inc., (2)	2,647,440
	Total Real Estate Management & Development	3,310,141

	Road & Rail – 1.4%

23,046	Con-Way, Inc.	944,195

20,603	Genesee & Wyoming Inc., (3)	1,698,717

36,945	J.B. Hunt Transports Serives Inc., (2)	2,941,190

18,068	Landstar System, (2)	1,157,797

28,192	Old Dominion Frght Line, (2), (3)	1,976,823

17,344	Werner Enterprises, Inc.	494,824
	Total Road & Rail	9,213,546

	Semiconductors & Semiconductor Equipment – 3.5%

261,638	Advanced Micro Devices, Inc., (2), (3)	672,410

170,037	Atmel Corporation, (2)	1,416,408

49,253	Cree, Inc., (2) (3)	1,741,586

58,613	Cypress Semiconductor Corporation, (2)	863,369

50,463	Fairchild Semiconductor International Inc., Class A, (2), (3)	774,607

57,253	Integrated Device Technology, Inc., (3)	1,047,157

52,016	Intersil Holding Corporation, Class A	744,349

58,312	Qorvo Inc., (3)	4,307,507

27,175	Semtech Corporation, (3)	691,876

16,148	Silicon Laboratories Inc., (3)	706,636

76,582	Skyworks Solutions Inc.	6,360,135

100,837	SunEdison Inc., (2), (3)	1,888,677

82,674	Teradyne Inc.	1,496,399
	Total Semiconductors & Semiconductor Equipment	22,711,116

	Software – 4.3%

46,389	ACI Worldwide, Inc., (2), (3)	856,805

17,878	Advent Software Inc.	748,194

37,429	Ansys Inc., (3)	3,019,397

116,942	Cadence Design Systems, Inc., (2), (3)	2,103,787

58,490	CDK Global Inc.	2,641,408

17,917	CommVault Systems, Inc., (3)	780,823

15,701	FactSet Research Systems Inc., (2)	2,254,507

13,921	Fair Isaac Corporation	993,263

55,330	Fortinet Inc., (2) (3)	1,654,090

44,348	Informatica Corporation, (3)	1,848,646

39,112	Mentor Graphics Corporation, (2)	899,967

47,914	Parametric Technology Corporation, (3)	1,600,807

74	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

40,114	Rovi Corporation, (3)	$927,035

26,494	Solarwinds, Inc., (3)	1,275,686

27,791	Solera Holdings Inc.	1,434,016

62,501	Synopsys Inc., (3)	2,686,918

10,712	Tyler Technologies Inc., (3)	1,136,329

11,450	Ultimate Software Group, Inc., (3)	1,694,715
	Total Software	28,556,393

	Specialty Retail – 4.2%

29,177	Aaron Rents Inc.	923,744

29,482	Abercrombie & Fitch Co., Class A, (2)	752,381

29,469	Advance Auto Parts, Inc.	4,685,571

69,104	American Eagle Outfitters, Inc., (2)	970,220

18,293	Ann Inc., (3)	605,498

52,240	Ascena Retail Group Inc., (3)	603,894

18,934	Cabela’s Incorporated, (2), (3)	1,040,423

62,954	Chico’s FAS, Inc.	1,050,073

30,545	CST Brands Inc.	1,316,490

40,127	Dick’s Sporting Goods Inc.	2,072,560

58,899	Foot Locker, Inc.	3,134,605

24,103	Guess Inc.	452,654

17,941	Murphy USA Inc., (3)	1,252,461

196,559	Office Depot, Inc., (2), (3)	1,493,848

21,325	Rent-A-Center Inc.	731,021

32,396	Signet Jewelers Limited	3,923,480

35,358	Williams-Sonoma Inc.	2,766,764
	Total Specialty Retail	27,775,687

	Textiles, Apparel & Luxury Goods – 1.3%

21,689	Carter’s Inc.	1,767,437

13,985	Deckers Outdoor Corporation, (2), (3)	923,709

40,222	Hanesbrands Inc.	4,479,926

51,116	Kate Spade & Company, (3)	1,611,687
	Total Textiles, Apparel & Luxury Goods	8,782,759

	Thrifts & Mortgage Finance – 0.5%

178,800	New York Community Bancorp Inc., (2)	2,762,460

40,929	Washington Federal Inc., (2)	812,850
	Total Thrifts & Mortgage Finance	3,575,310

	Trading Companies & Distributors – 0.7%

18,597	GATX Corporation	1,062,819

19,131	MSC Industrial Direct Inc., Class A, (2)	1,436,164

Nuveen Investments	75

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)				Value

	Trading Companies & Distributors (continued)

43,336	NOW Inc., (2), (3)				$1,081,233

11,520	Watsco Inc., (2)				1,254,067
	Total Trading Companies & Distributors				4,834,283

	Water Utilities – 0.3%

71,520	Aqua America Inc.				1,934,616

	Wireless Telecommunication Services – 0.1%

39,973	Telephone and Data Systems Inc.				929,372
	Total Common Stocks (cost $453,117,770)				642,309,164

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.0%

100,634	Community Health Systems Inc.				$2,717
	Total Common Stock Rights (cost $0)				2,717
	Total Long-Term Investments (cost $453,117,770)				642,311,881

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 21.9%

	Money Market Funds – 21.9%

144,098,935	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (4), (5)				$144,098,935
	Total Investments Purchased with Collateral from Securities Lending (cost $144,098,935)				144,098,935

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 2.5%

	Money Market Funds – 2.0%

$13,389	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$13,389,283

	U.S. Government and Agency Obligations – 0.5%

3,000	U.S. Treasury Bills, (7)	0.000%	11/12/15	AAA	2,997,525
	Total Short-Term Investments (cost $16,386,383)				16,386,808
	Total Investments (cost $613,603,088) – 122.2%				802,797,624
	Other Assets Less Liabilities – (22.2)%				(145,617,318)
	Net Assets – 100%				$657,180,306
Investments in Derivatives as of January 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	116	3/15	$16,604,240	$(10,451)

76	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$642,309,164	$—	$—	$642,309,164
Common Stock Rights	2,717	—	—	2,717
Investments Purchased with Collateral from Securities Lending	144,098,935	—	—	144,098,935
Short-Term Investments:
Money Market Funds	13,389,283	—	—	13,389,283
U.S. Government & Agency Obligations	—	2,997,525	—	2,997,525
Investments in Derivatives:
Futures Contracts*	(10,451)	—	—	(10,451)
Total	$799,789,648	$2,997,525	$—	$802,787,173
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments (excluding investments in derivatives) was $614,286,991.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$210,412,648
Depreciation	(21,902,015)
Net unrealized appreciation (depreciation) of investments	$188,510,633

Nuveen Investments	77

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $137,305,147.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

78	Nuveen Investments

Nuveen Small Cap Index Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.7%

3,069	AAR Corporation	$87,958

1,478	Aerovironment, Inc., (3)	37,822

610	American Science & Engineering Inc.	28,304

1,461	Astronics Corporation, (3)	81,363

1,598	Cubic Corporation	83,559

3,738	Curtiss Wright Corporation	248,689

5,852	DigitalGlobe Inc., (3)	157,360

842	Ducommon Inc.	21,867

1,361	Engility Holdings Inc., (3)	54,304

489	Erickson Inc., (2), (3)	3,445

2,468	Esterline Technologies Corporation, (3)	276,638

4,638	GenCorp Inc., (2), (3)	77,918

5,158	Heico Corporation, (2)	312,987

2,537	Keyw Holding Corporation, (2), (3)	22,554

3,663	Kratos Defence & Security Solutions Inc., (3)	17,802

864	LMI Aerospace, Inc., (3)	12,269

3,450	Moog Inc., Class A Shares, (3)	242,535

374	National Presto Industries Inc.	23,562

4,697	Orbital Sciences Corporation, (3)	131,939

204	SIFCO Industries, Incorporated	5,914

785	Sparton Corporation, (3)	18,432

4,178	Taser International, Inc., (2), (3)	112,848

2,911	Teledyne Technologies Inc., (3)	276,661
	Total Aerospace & Defense	2,336,730

	Air Freight & Logistics – 0.5%

4,322	Air Transport Servcies Group Inc., (3)	36,002

2,035	Atlas Air Worldwide Holdings Inc., (3)	91,982

1,822	Echo Global Logistics, Inc., (2), (3)	48,101

2,419	Forward Air Corporation	108,613

2,852	Hub Group, Inc., (3)	95,257

722	Park Ohio Holdings Corporation	38,576

7,096	UTI Worldwide, Inc., (2)	84,230

4,074	XPO Logistics, Incorporated, (2), (3)	149,882
	Total Air Freight & Logistics	652,643

Nuveen Investments	79

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Airlines – 0.5%

1,071	Allegiant Travel Company	$194,140

3,494	Hawaian Holdings Inc., (2), (3)	67,923

19,281	JetBlue Airways Corporation, (2), (3)	323,728

3,861	Republic Airways Holdings, Inc., (3)	53,127

3,962	Skywest Inc.	49,723

1,187	Virgin America Inc., (3)	39,812
	Total Airlines	728,453

	Auto Components – 1.1%

5,248	American Axle and Manufacturing Holdings Inc., (2)	127,789

4,501	Cooper Tire & Rubber	156,590

1,062	Cooper-Standard Holdings Inc., (3)	55,490

12,646	Dana Holding Corporation, (2)	263,922

2,095	Dorman Products, Inc., (2), (3)	95,804

1,833	Drew Industries Inc., (3)	92,163

2,326	Federal Mogul Corporation, Class A Shares, (3)	31,471

821	Fox Factory Holding Corporation, (3)	12,470

1,171	Fuel Systems Solutions, Inc., (3)	12,577

2,735	Gentherm Inc., (3)	100,593

3,697	Modine Manufacturing Company	45,066

1,384	Motorcar Parts of America, Inc., (3)	36,150

2,384	Remy International Inc.	50,708

669	Shiloh Industries, Inc., (3)	8,182

2,842	Spartan Motors, Inc.	14,807

1,535	Standard Motor Products Inc.	55,966

2,190	Stoneridge Inc., (3)	27,638

268	Strattec Security Corporation	16,884

1,936	Superior Industries International Inc.	35,332

4,721	Tenneco Inc., (3)	242,754

1,662	Tower International Inc., (3)	39,340
	Total Auto Components	1,521,696

	Automobiles – 0.0%

2,112	Winnebago Industries Inc.	42,008

	Banks – 7.0%

1,164	1st Source Corporation	34,606

613	American National Bankshares, Inc.	13,192

1,951	Ameris Bancorp.	47,078

775	Ames National Corporation	18,623

848	Arrow Financial Corporation, (2)	21,683

2,156	Banc of California Inc.	22,099

80	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

551	BancFirst Corporation	$31,771

2,304	Banco Latinoamericano de Exportaciones S.A	64,212

2,566	Bancorp, Inc., (3)	21,862

7,448	BancorpSouth Inc., (2)	147,843

487	Bank of Kentucky Financial Corporation	21,642

453	Bank of Marin Bancorp California	22,202

6,178	Bank of the Ozarks, Inc.	200,353

1,518	Banner Corporation	61,297

6,165	BBCN Bancorp Inc.	79,837

2,207	Blue Hills Bancorp, Inc., (3)	29,331

1,526	BNC Bancorp.	24,385

6,205	Boston Private Financial Holdings Inc.	68,255

931	Bridge Bancorp Inc.	22,977

744	Bridge Capital Holdings, (3)	16,256

1,126	Bryn Mawr Bank	32,823

575	Camden National Corporation	21,364

1,879	Capital Bank Financial Corporation, Class A Shares	45,885

825	Capital City Bank	12,375

2,522	Cardinal Financial Corporation	44,917

2,498	Cascade Bancorp., (3)	11,541

6,176	Cathay General Bancorp., (2)	147,545

2,509	Centerstate Banks of Florida, Inc.	27,624

1,327	Central Pacific Financial Corporation	27,840

284	Century Bancorp, Inc.	11,014

2,457	Chemical Financial Corporation	69,681

964	Citizens & Northern Corporation	18,634

1,217	City Holding Company	51,516

1,198	CNB Financial Corporation	20,366

2,954	Cobiz, Inc.	32,199

4,079	Columbia Banking Systems Inc.	103,729

3,156	Community Bank System Inc.	106,136

1,211	Community Trust Bancorp, Inc.	38,243

876	CommunityOne Bancorp., (3)	8,550

1,358	ConnectOne Bancorp, Inc.	24,987

678	CU Bancorp., (3)	13,777

1,831	Customers Bancorp Inc., (3)	35,979

8,214	CVB Financial, (2)	120,007

1,765	Eagle Bancorp, Inc., (3)	60,363

604	Enterprise Bancorp, Inc., (2)	12,352

Nuveen Investments	81

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

1,509	Enterprise Financial Services Corporation	$28,837

12,519	F.N.B. Corporation PA	150,228

639	FCB Financial Holdings, Inc., Class A Shares, (3)	14,435

1,221	Fidelity Southern Corporation	18,669

1,075	Financial Institutions, Inc.	23,682

797	First Bancorp Maine	13,214

1,640	First Bancorp of North Carolina, Inc.	27,224

8,409	First Bancorp of Puerto Rico, (3)	46,165

6,038	First Busey Corporation, (2)	37,194

319	First Business Financial Services, Inc.	13,963

605	First Citizens Bancshs Inc.	147,650

7,292	First Commonwealth Financial Corporation	57,534

1,269	First Community Bancshares, Inc.	19,911

1,253	First Connecticut Bancorp.	18,482

4,476	First Financial Bancorp.	73,944

4,966	First Financial Bankshares, Inc., (2)	122,660

935	First Financial Corporation	30,303

1,404	First Interstate BancSystem Inc., Montana	33,556

2,911	First Merchants Corporation	63,576

5,838	First Midwest Bancorp, Inc.	89,905

1,158	First NBC Bank Holding Company, (3)	35,852

988	First of Long Island Corporation	23,030

12,825	FirstMerit Corporation	210,138

2,346	Flushing Financial Corporation	42,463

1,066	German American Bancorp, Inc.	29,848

5,776	Glacier Bancorp, Inc.	128,632

859	Great Southern Bancorp.	31,027

1,144	Guaranty Bancorp.	15,307

2,812	Hampton Roads Bankshares, Inc., (3)	4,555

6,382	Hancock Holding Company	166,634

2,469	Hanmi Financial Corporation	49,034

1,235	Heartland Financial USA, Inc.	34,111

1,614	Heritage Commerce Coporation	13,493

2,411	Heritage Financial Corporation	37,419

1,681	Heritage Oaks Bancorp	12,910

5,822	Hilltop Holdings Inc., (3)	105,685

4,199	Home Bancshares, Inc., (2)	124,374

1,609	HomeTrust Bancshares Inc., (3)	24,859

724	Horizon Bancorp.	16,203

82	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

1,142	Hudson Valley Holding Corporation	$28,173

2,437	IberiaBank Corporation	133,085

1,907	Independent Bank Corporation, Massachusetts, (2)	72,142

1,778	Independent Bank Corporation, Michigan	21,869

709	Independent Bank Group Inc.	22,128

4,442	International Bancshares Corporation	99,989

27,781	Investors Bancorp, Inc.	305,869

3,127	Lakeland Bancorp, Inc.	33,740

1,282	Lakeland Financial Corporation	48,383

3,089	LegacyTexas Financial Group Inc.	61,224

1,977	Macatawa Bank Corporation	10,419

1,698	Mainsource Financial Group	32,602

5,150	MB Financial, Inc.	146,312

1,305	Mercantile Bank Corporation	24,795

400	Merchants Bancshares, Inc.	10,708

1,099	Metro Bancorp, Inc.	27,981

646	Midsouth Bancorp Inc.	9,005

565	MidWestOne Financial Group Inc.	15,831

3,188	National Bank Holdings Corporation	58,819

538	National Bankshares, Inc.	15,720

9,614	National Penn Bancshares, Inc.	93,256

3,388	NBT Bancorp, Inc.	77,958

2,608	NewBridge Bancorp.	20,447

542	Northrim Bancorp, Inc.	11,236

3,490	OFG Bancorp., (2)	56,189

675	Old Line Bancshares, Inc.	9,745

8,447	Old National Bancorp.	113,274

412	Opus Bank	10,753

1,490	Pacific Continental Corporation	18,834

1,335	Pacific Premier Bancorp, Inc., (3)	19,838

372	Palmetto Bancshares Inc.	6,078

959	Park National Corporation	77,113

3,464	Park Sterling Bank Inc.	23,209

937	Peapack Gladstone Financial Corporation	16,707

401	Penns Woods Bancorp, Inc.	17,808

900	Peoples Bancorp, Inc.	20,565

586	Peoples Financial Services Corporation	26,446

2,759	Pinnacle Financial Partners, Inc.	99,158

910	Preferred Bank Los Angeles	23,760

Nuveen Investments	83

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

5,409	Privatebancorp, Inc.	$164,109

5,024	Prosperity Bancshares, Inc., (2)	230,049

2,546	Renasant Corporation, (2)	66,603

807	Republic Bancorp, Inc.	18,392

2,495	Republic First Bancorp, Inc., (3)	8,558

2,304	S&T Bancorp, Inc.	63,337

2,080	Sandy Spring Bancorp, Inc.	51,438

1,222	Seacoast Banking Corporation of Florida, (3)	15,476

1,014	Sierra Bancorp.	16,062

1,265	Simmons First National Corporation	47,336

1,870	South State Corporation	111,658

1,852	Southside Bancshares, Inc.	50,560

1,534	Southwest Bancorp, Inc.	23,409

534	Square 1 Financial Inc., Class A, (3)	12,421

2,492	State Bank Financial Corporation, (2)	45,504

6,484	Sterling Bancorp.	85,459

772	Stonegate Bank	21,454

963	Suffolk Bancorp., (2)	22,149

674	Sun Bancorp, Inc., (3)	12,334

14,551	Susquehanna Bancshs Inc.	183,488

1,204	SY Bancorp, Inc.	37,083

1,444	Talmer Bancorp Inc., Class A	19,523

3,340	Texas Capital BancShares, Inc., (3)	136,439

1,204	Tompkins Financial Corporation	61,729

3,434	Towne Bank	49,827

1,334	Trico Bancshares	31,149

1,712	Tristate Capital Holdings Inc., (3)	16,196

5,230	Trustmark Corporation, (2)	111,713

2,926	UMB Financial Corporation	141,970

12,921	Umpqua Holdings Corporation	200,405

3,618	Union Bankshares Corporation	72,360

5,357	United Bankshares, Inc.	181,120

3,590	United Community Banks, Inc.	62,861

1,259	Univest Corporation of Pennsylvania	23,317

17,586	Valley National Bancorp., (2)	159,681

1,206	Washington Trust Bancorp, Inc.	44,164

7,004	Webster Financial Corporation	213,832

2,037	WesBanco, Inc.	61,477

1,206	West Bancorp, Inc.	19,730

84	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

2,040	Westamerica Bancorp.	$82,987

5,852	Western Alliance Bancorporation, (3)	150,455

5,160	Wilshire Bancorp, Inc.	46,956

3,609	Wintrust Financial Corporation, (2)	156,883

1,513	Yadkin Financial Inc., (3)	28,838
	Total Banks	9,487,316

	Beverages – 0.2%

646	Boston Beer Company, (2), (3)	203,180

362	Coca-Cola Bottling Company Consolidated	35,309

852	Craft Brewers Alliance Inc., (3)	10,139

945	National Beverage Corporation, (3)	20,544
	Total Beverages	269,172

	Biotechnology – 6.1%

6,111	Acadia Pharmaceuticals, Inc., (3)	185,958

1,275	Acceleron Pharma Inc., (3)	50,324

7,508	Achillion Pharmaceuticals, Inc., (2), (3)	111,494

3,230	Acorda Therapeutics, Inc., (3)	134,207

1,597	Actinium Pharmaceuticals Inc., (2), (3)	8,608

235	Adamas Pharmaceuticals Inc., (3)	3,955

2,287	Aegerion Pharmaceuticals Inc., (3)	53,104

4,827	Agenus Inc., (3)	24,280

1,134	Agios Pharmaceutical Inc., (2), (3)	131,453

631	Akebia Therapeutics Inc., (3)	6,480

778	Alder Biopharmaceuticals Inc., (3)	21,068

1,700	AMAG Pharmaceuticals Inc., (2), (3)	75,123

2,555	Anacor Pharmaceuticals Inc., (2), (3)	96,068

453	Applied Genetic Technologies Corporation, (3)	11,316

396	Ardelyx, Inc., (3)	10,696

17,036	Arena Pharmaceuticals, Inc., (2), (3)	73,425

12,784	Ariad Pharmaceuticals, Inc., (2), (3)	82,457

9,771	Array Biopharma, Inc., (3)	69,960

4,023	Arrowhead Research Corporation, (2), (3)	25,385

445	Atara Biotherapeutics Inc., (3)	10,840

748	Auspex Pharmaceuticals Inc., (3)	45,965

555	Avalanche Biotechnologies Inc., (3)	22,022

5,434	BioCryst Pharaceuticals, Inc., (3)	55,318

292	BioSpecifics Technologies Corporation, (3)	11,487

4,198	BioTime Inc., (3)	17,128

1,906	Bluebird Bio Inc., (2), (3)	177,086

Nuveen Investments	85

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

619	Calithera Biosciences, Inc., (3)	$12,312

447	Cara Therapeutics Inc., (3)	4,823

6,930	Celldex Therapeutics, Inc., (2), (3)	148,440

783	Cellular Dynamics International Inc., (3)	3,970

5,408	Cepheid, Inc., (2), (3)	305,606

2,049	ChemoCentryx Inc., (3)	16,843

2,341	Chimerix Inc., (3)	93,898

1,913	Clovis Oncology Inc., (2), (3)	124,708

526	Coherus Biosciences Inc., (3)	11,803

10,402	CTI BioPharma Corp., (2), (3)	22,884

2,720	Cytokinetics, Inc., (2), (3)	19,285

5,265	Cytori Therapeutics, Inc., (2), (3)	2,527

4,500	CytRx Corporation, (2), (3)	11,565

291	Dicerna Pharmaceuticals Inc., (3)	6,204

10,532	Dyax Corporation, (3)	159,139

2,039	Dynavax Technologies Corporation, (2), (3)	34,867

378	Eleven Biotherapeutics Inc., (3)	4,385

2,287	Emergent BioSolutions, Inc., (3)	64,105

801	Enanta Pharmaceuticals Inc., (2), (3)	34,795

993	Epizyme Inc., (2), (3)	19,006

476	Esperion Therapeutics Inc., (3)	21,848

6,840	EXACT Sciences Corporation, (2), (3)	186,116

15,100	Exelixis, Inc., (2), (3)	28,237

721	FibroGen, Inc., (3)	21,291

1,574	Five Prime Therapeutics Inc., (3)	41,412

375	Flexion Therapeutics Inc., (3)	7,721

1,083	Foundation Medicine Inc., (2), (3)	51,616

1,454	Galectin Therapeuctics Inc., (2), (3)	4,682

9,154	Galena Biopharma Inc., (2), (3)	14,921

322	Genocea Biosciences Inc., (3)	2,763

1,295	Genomic Health, Inc., (2), (3)	41,803

12,171	Geron Corporation, (2), (3)	38,704

8,020	Halozyme Therapeutics, Inc., (2), (3)	114,526

1,807	Heron Therapeutics Inc., (3)	14,275

1,055	Hyperion Therapeutics Inc., (3)	26,692

4,857	Idera Pharmaceuticals, Inc., (2), (3)	21,954

490	Immune Design Corporation, (3)	12,294

6,656	Immunogen, Inc., (3)	50,785

6,413	Immunomedics, Inc., (2), (3)	34,310

86	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

3,765	Infinity Pharmaceuticals, Inc., (3)	$58,132

4,666	Inovio Pharmaceuticals Inc., (2), (3)	38,914

3,841	Insmed Incorporated, (3)	59,382

774	Insys Therapeutics Inc., (2), (3)	36,982

2,764	Intrexon Corporation, (2), (3)	79,354

9,268	Ironwood Pharmacauticals Inc., (3)	144,395

9,119	ISIS Pharmaceuticals, Inc., (2), (3)	624,743

1,052	Karyopharm Therapeutics Inc., (2), (3)	27,910

7,809	Keryx Biopharmaceuticals, Inc., (2), (3)	94,957

872	Kindred Biosciences Inc., (3)	5,502

668	Kite Pharma Inc., (2), (3)	44,856

1,349	Kythera Biopharmaceuticals ,Incorporated, (3)	50,183

17,724	Lexicon Genetics, Inc., (2), (3)	16,129

1,522	Ligand Pharmceuticals, Inc., (3)	86,632

291	Loxo Oncology Inc., (3)	3,722

1,549	MacroGenics Inc., (3)	48,979

17,687	MannKind Corporation, (2), (3)	112,312

7,615	Merrimack Pharmaceuticals, Incorporated, (2), (3)	71,809

7,221	MiMedx Group Inc., (2), (3)	58,887

579	Mirati Therapeutics, Inc., (3)	12,014

3,726	Momenta Pharmaceuticals, Inc., (3)	40,129

3,110	NanoViricides, Inc., (3)	8,086

12,159	Navidea Biopharmaceuticals Incorporated, (2), (3)	19,576

1,910	NeoStem Inc., (2), (3)	6,761

5,546	Neuralstem Inc., (2), (3)	17,193

5,883	Neurocrine Biosciences Inc., (3)	198,022

1,527	NewLink Genetics Corporation, (2), (3)	55,873

2,867	Northwest Biotherapeutics, Inc., (2), (3)	18,177

18,462	Novavax, Inc., (2), (3)	144,188

8,246	NPS Pharmaceuticals, Inc., (3)	378,162

1,632	Ohr Pharmaceutical Inc., (2), (3)	12,256

980	Oncomed Pharamceuticals Inc., (3)	22,403

6,263	Oncothyreon Inc., (3)	9,896

1,076	Ophthotech Corporation, (2), (3)	60,525

15,283	Opko Health Inc., (2), (3)	185,383

9,269	Orexigen Therapeutics Inc., (2), (3)	48,662

4,846	Organovo Holdings Inc., (2), (3)	31,160

1,382	Osiris Therapeutics, Inc., (2), (3)	22,292

578	Otonomy, Inc., (3)	16,878

Nuveen Investments	87

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

1,325	OvaScience Inc., (3)	$57,585

12,455	PDL Biopahrma Inc., (2)	90,797

13,687	Peregrine Pharmaceuticals, Inc., Reg S, (2), (3)	17,519

3,311	Portola Pharmaceuticals Inc., (3)	94,132

5,394	Progenics Pharmaceuticals, Inc., (2), (3)	32,256

2,067	Prothena Corporation PLC, (3)	46,776

1,895	PTC Therapeutics Inc., (2), (3)	104,054

1,800	Puma Biotechnology Inc , (2), (3)	379,944

682	Radius Health Inc., (3)	32,866

4,856	Raptor Pharmaceuticals Corporation, (2), (3)	43,898

1,700	Receptos Inc., (3)	187,289

1,246	Regado Bioscience Inc., (3)	1,533

1,064	Regulus Therapeutics Incorporated, (2), (3)	20,376

2,484	Repligen Corporation, (2), (3)	60,336

1,650	Retrophin Inc., (3)	21,186

6,789	Rigel Pharmaceuticals, Inc., (3)	14,053

462	Sage Therapeutics, Inc., (3)	18,660

5,271	Sangamo Biosciences, Inc., (3)	67,416

3,154	Sarepta Therapautics Inc., (2), (3)	37,848

5,086	Spectrum Pharmaceuticals, Inc., (2), (3)	35,602

1,150	Stemline Therapeutics Inc., (3)	17,802

3,991	Sunesis Pharmaceuticals, Inc., (3)	9,419

1,791	Synageva BioPharma Corporation, (2), (3)	206,359

7,268	Synergy Pharmaceuticals Inc., (2), (3)	21,150

4,678	Synta Pharmaceuticals Corporation, (2), (3)	11,134

481	T2 Biosystems, Inc., (3)	10,404

1,494	Tesaro Inc., (2), (3)	60,104

2,125	TG Therapeutics Inc., (3)	30,260

3,925	Threshold Pharmaceuticals, Inc., (3)	14,601

458	Tokai Pharmaceuticals, Inc., (3)	5,615

550	Ultragenyx Pharmaceutical Inc., (3)	31,955

3,072	Vanda Pharmaceuticals, Inc., (2), (3)	34,191

1,625	Verastem Inc., (2), (3)	11,863

560	Versartis Inc., (2), (3)	9,929

434	Vitae Pharmaceuticals, Inc., (3)	6,323

418	Vital Therapies Inc., (3)	8,251

1,136	Xencor Inc., (3)	17,210

6,420	XOMA Limited, (3)	22,855

88	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

555	Zafgen Inc., (3)	$21,096

6,296	ZIOPHARM Oncology, Inc., (2), (3)	56,349
	Total Biotechnology	8,294,734

	Building Products – 0.8%

3,277	Aaon, Inc.	71,470

1,226	Advanced Drainage Systems, Inc.	30,491

828	American Woodmark Company	34,056

2,258	Apogee Enterprises, Inc.	97,681

3,723	Builders FirstSource, Inc., (3)	22,040

908	Continental Building Products Inc., (3)	15,200

2,392	Gibraltar Industries Inc.	36,215

3,719	Griffon Corporation	54,632

1,416	Insteel Industries, Inc.	28,915

2,283	Masonite International Corporation, (2), (3)	143,190

2,263	NCI Building Systems Inc., (3)	34,918

576	Norcraft Companies Inc., (3)	11,877

708	Nortek Inc., (3)	54,042

632	Patrick Industries, Inc., (3)	27,176

3,664	PGT, Inc., (3)	31,474

1,722	Ply Gem Holdings Inc., (3)	21,697

2,908	Quanex Building Products Corporation	54,758

3,205	Simpson Manufacturing Company Inc.	104,611

2,606	Trex Company Inc., (3)	110,832

1,554	Universal Forest Products Inc.	77,793
	Total Building Products	1,063,068

	Capital Markets – 1.4%

1,579	Arlington Asset Investment Corporation	41,891

64	Ashford Inc., (3)	9,280

13,514	BGC Partners Inc., Class A	105,815

1,324	Calamos Asset Management, Inc. Class A	16,616

781	CIFC Corporation	6,770

1,503	Cohen & Steers Inc.	63,246

8,950	Cowen Group, Inc, Class A, (3)	37,232

235	Diamond Hill Investment Group, Inc.	30,564

2,566	Evercore Partners Inc.	122,834

621	FBR Capital Markets Corporation, (3)	13,923

3,991	Financial Engines Inc., (2)	143,277

3,534	FXCM Inc, Class A Shares, (2)	7,775

503	GAMCO Investors Inc.	41,070

Nuveen Investments	89

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

5,802	GFI Group, Inc.	$32,549

2,193	Greenhill & Co Inc.	80,878

2,545	HFF Inc., Class A Shares, (3)	86,454

1,173	INTL FCStone Inc., (3)	22,615

2,792	Investment Technology Group, (3)	57,934

11,596	Janus Capital Group Inc., (2)	203,394

3,497	KCG Holdings Inc., Class A Shares, (3)	42,768

7,739	Ladenburg Thalmann Financial Services Inc., (2), (3)	29,486

1,059	Manning & Napier Inc.	11,342

464	Medley Management Inc., Class A Shares	4,580

571	Moelis & Company	17,701

1,876	OM Asset Management PLC	28,440

826	Oppenheimer Holdings Inc., Class A	16,314

1,172	Piper Jaffray Companies, (3)	59,831

946	Pzena Investments Management, Inc.	7,691

761	RCS Capital Corporation, (2)	7,176

1,600	Safeguard Scientifics Inc., (2), (3)	29,328

459	Silvercrest Asset Management Corporation Class A	6,472

5,078	Stifel Financial Corporation, (3)	239,428

549	Virtus Investment Partners Inc.	74,461

2,920	Walter Investment Management Corporation, (2)	44,004

582	Westwood Holding Group Inc.	34,332

8,371	WisdomTree Investments Inc.	145,823
	Total Capital Markets	1,923,294

	Chemicals – 2.0%

2,265	A Schulman, Inc.	78,935

1,686	Advanced Emissions Solutions Inc., (3)	17,880

2,230	American Vanguard Corp.	24,931

5,424	Axiall Corporation	240,012

2,360	Balchem Corporation	125,009

4,132	Calgon Carbon Corporation	81,524

537	Chase Corporation, Common Stock	19,225

5,614	Chemtura Corporation, (2), (3)	122,329

5,563	Ferro Corporation	61,916

4,172	Flotek Industries Inc., (3)	67,461

1,811	FutureFuel Corporation	19,903

3,886	H.B. Fuller Company	159,907

785	Hawkins Inc	30,230

1,702	Innophos Holdings, Inc.	101,337

90	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

1,891	Innospec, Inc.	$74,638

4,326	Interpid Potash Inc., (2), (3)	57,579

682	KMG Chemicals, Inc.	14,267

1,587	Koppers Holdings Inc.	28,820

2,543	Kraton Performance Polymers Inc., (3)	49,182

1,690	Kronos Worldwide Inc.	18,979

2,076	Landec Corporation, (3)	26,511

1,500	LSB Industries Inc., (3)	46,860

912	Marrone Bio Innovations Inc., (3)	3,101

2,674	Minerals Technologies Inc.	174,692

6,127	Olin Corporation, (2)	153,604

2,490	OM Group Inc.	69,720

3,922	OMNOVA Solutions Inc., (3)	26,905

7,301	PolyOne Corporation	259,843

1,025	Quaker Chemical Corporation	80,893

17,660	Rentech, Inc., (3)	21,192

3,298	Senomyx, Inc., (2), (3)	17,413

3,835	Sensient Technologies Corporation	233,935

1,491	Stepan Company	57,254

1,657	Trecora Resources, (3)	22,784

1,927	Tredegar Corporation	41,219

925	Trinseo SA, (3)	14,106

4,766	Tronox Limited, Class A	100,753

1,887	Zep Inc.	30,230
	Total Chemicals	2,775,079

	Commercial Services & Supplies – 2.1%

4,333	ABM Industries Inc.	125,094

8,850	Acco Brands Corporation, (3)	70,092

1,672	American Ecology Corporation	69,321

3,140	ARC Document Solutions, (3)	28,794

3,722	Brady Corporation	97,405

3,756	Brinks Company	84,172

3,219	Casella Waste Systems, Inc., (3)	12,264

1,467	CECO Environmental Corporation, (2)	20,125

4,490	Cenveo Inc., (3)	8,845

7,281	Civeo Corporation	21,333

3,883	Deluxe Corporation	252,123

2,028	Ennis Inc.	27,054

1,548	G&K Services, Inc.	108,515

Nuveen Investments	91

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

5,450	Healthcare Services Group, Inc., (2)	$171,730

737	Heritage-Crystal Clean, Inc., (2), (3)	9,397

3,498	HNI Corporation	172,277

2,829	Innerworkings, Inc., (3)	14,513

4,944	Interface, Inc.	77,670

2,703	Kimball International Inc., Class B	23,435

3,755	Knoll Inc.	76,940

2,313	Matthews International Corporation	107,161

2,007	McGrath Rentcorp.	60,973

4,595	Miller (Herman) Inc.	133,485

3,623	Mobile Mini, Inc., (2)	131,515

2,360	MSA Safety Inc.	103,038

963	Multi Color Corporation	56,066

562	NL Industries Inc.	3,940

2,308	Performant Financial Corporation, (3)	11,448

2,230	Quad Graphics Inc.	44,689

1,028	Quest Resource Holding Corporation, (3)	1,285

1,193	SP Plus Corporation, (3)	26,628

6,411	Steelcase Inc.	108,218

1,585	Team, Inc., (3)	60,452

5,037	Tetra Tech, Inc.	116,002

1,145	UniFirst Corporation	132,969

3,054	United Stationers, Inc.	123,107

1,586	Viad Corporation	42,790

2,985	West Corporation	97,610
	Total Commercial Services & Supplies	2,832,475

	Communications Equipment – 1.5%

4,375	ADTRAN, Inc.	96,730

960	Alliance Fiber	13,900

1,146	Applied Optoelectronics Inc., (3)	10,245

8,281	Aruba Networks, Inc., (3)	137,299

822	Bel Fuse, Inc., Class B	19,333

1,253	Black Box Corporation	26,326

2,787	CalAmp Corporation, (3)	49,915

3,217	Calix Inc., (3)	30,883

8,145	Ciena Corporation, (2), (3)	150,845

885	Clearfield Inc., (2), (3)	10,425

1,189	Comtech Telecom Corporation	39,285

2,155	Digi International, Inc., (3)	20,580

92	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

5,504	Emulex Corporation, (3)	$34,455

7,484	Extreme Networks Inc., (3)	22,003

7,505	Finisar Corporation, (2), (3)	136,141

7,350	Harmonic Inc., (3)	56,228

9,500	Infinera Corporation, (3)	153,140

2,879	Interdigital Inc.	143,892

4,467	IXIA, (3)	45,295

1,292	KVH Industries, Inc., (3)	15,633

2,832	Netgear, Inc., (3)	95,637

1,165	Numerex Corporation, (3)	12,209

7,552	Oclaro Inc., (3)	10,799

7,377	Parkervision, Inc., (2), (3)	7,525

3,299	Plantronics Inc.	151,193

10,714	Polycom Inc., (3)	142,496

1,603	Procera Networks Inc., (2), (3)	14,074

5,028	Ruckus Wireless Incorporated, (2), (3)	53,247

4,906	ShoreTel, Inc., (3)	34,734

3,812	Sonus Networks, Inc., (3)	72,733

456	Tessco Technologies Inc.	10,328

2,305	Ubiquiti Networks Inc., (2)	60,610

3,208	ViaSat, Inc., (3)	180,354
	Total Communications Equipment	2,058,492

	Computers & Peripherals – 0.4%

3,155	Cray, Inc., (3)	102,506

4,652	Dot Hill Systems Corporation, (3)	19,399

1,369	Eastman Kodak Company, (2), (3)	24,656

3,612	Electronics For Imaging, (3)	139,604

2,199	Immersion Corporation, (3)	20,693

1,928	Intevac, Inc., (3)	12,532

718	Nimble Storage Inc., (2), (3)	16,105

6,763	QLogic Corporation, (3)	90,354

17,011	Quantum Corporation, (3)	26,875

2,681	Silicon Graphics International Corporation, (3)	25,282

2,677	Super Micro Computer Inc., (3)	97,898

6,217	Violin Memory Inc., (2), (3)	23,873
	Total Computers & Peripherals	599,777

	Construction & Engineering – 0.7%

2,946	Aegion Corporation, (3)	45,133

1,630	Ameresco Inc., Class A Shares, (3)	9,502

Nuveen Investments	93

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering (continued)

1,010	Argan, Inc., (3)	$30,714

2,921	Comfort Systems USA Inc.	48,635

2,633	Dycom Industries Inc., (3)	81,123

5,218	Emcor Group Inc.	210,598

2,917	Furmanite Corporation, (3)	21,382

3,033	Granite Construction Inc.	103,365

4,640	Great Lakes Dredge & Dock Corporation	36,053

1,538	Layne Christensen Company, (2), (3)	12,442

5,075	MasTec Inc., (3)	93,989

1,653	MYR Group Inc., (3)	41,375

737	Northwest Pipe Company, (3)	17,636

2,127	Orion Marine Group Inc., (3)	19,420

2,941	Primoris Services Corporation	55,232

1,385	Sterling Construction Company, Inc., (3)	4,806

3,089	Tutor Perini Corporation, (3)	67,062
	Total Construction & Engineering	898,467

	Construction Materials – 0.1%

5,696	Headwater Inc., (3)	80,200

162	United States Lime & Minerals, Inc.	11,202

1,101	US Concrete, Inc., (3)	27,898
	Total Construction Materials	119,300

	Consumer Finance – 0.6%

2,181	Cash America International, Inc.	45,365

1,507	Consumer Portfolio Services, Inc., (3)	8,439

546	Credit Acceptance Corporation, (3)	86,071

1,994	Encore Capital Group, Inc., (2), (3)	74,217

1,996	Enova International, Inc., (3)	38,423

3,988	EZCORP, Inc., (2), (3)	41,116

2,246	First Cash Financial Services, Inc., (3)	111,671

2,415	Green Dot Corporation, Class A Shares, (3)	36,829

932	JG Wentworth Company, (3)	8,882

1,615	Nelnet Inc.	70,640

222	Nicholas Financial, Inc.	3,159

3,883	PRA Group Inc., (2), (3)	192,286

861	Regional Management Corporation, (3)	12,510

1,903	Springleaf Holdings Inc., (2), (3)	60,135

610	World Acceptance Corporation, (2), (3)	44,805
	Total Consumer Finance	834,548

94	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging – 0.5%

338	AEP Industries, Inc., (3)	$16,937

6,973	Berry Plastics Corporation, (3)	235,827

25,356	Graphic Packaging Holding Company	367,155

2,141	Myers Industries, Inc.	35,648

464	UFP Technologies, Inc., (3)	10,338
	Total Containers & Packaging	665,905

	Distributors – 0.3%

1,557	Audiovox Corporation, (3)	12,456

1,787	Core-Mark Holding Company, Inc., (2)	119,157

3,498	Pool Corporation, (2)	217,611

542	Weyco Group, Inc.	14,645
	Total Distributors	363,869

	Diversified Consumer Services – 0.9%

795	2U Inc., (3)	14,143

1,356	American Public Education Inc., (3)	45,521

1,077	Ascent Media Corporation, (3)	45,568

1,225	Bridgepoint Education Inc., (3)	12,091

2,380	Bright Horizons Family Solutions Inc., (3)	115,549

848	Capella Education Company	57,656

5,213	Career Education Corporation, (3)	29,089

1,243	Carriage Services Inc., (2)	27,097

5,712	Chegg Inc., (2), (3)	37,871

557	Collectors Universe, Inc.	13,090

3,618	Grand Canyon Education Inc., (3)	158,541

8,454	Houghton Mifflin Harcourt Company, (3)	166,375

1,812	ITT Educational Services, Inc., (2), (3)	13,173

2,667	K12, Inc., (3)	37,925

295	Liberty Tax Inc., Class A Shares, (3)	10,620

6,242	LifeLock, Incorporated, (3)	92,694

3,385	Regis Corporation	53,314

4,725	Sothebys Holdings Inc., (2)	201,049

1,140	Steiner Leisure Limited, (3)	49,727

840	Strayer Education Inc., (2)	56,280

1,768	Universal Technical Institute Inc.	14,445

2,148	Weight Watcher’s International Inc., (2)	35,571
	Total Diversified Consumer Services	1,287,389

	Diversified Financial Services – 0.3%

1,796	Gain Capital Holdings Inc.	14,635

2,926	Marketaxess	222,288

Nuveen Investments	95

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Diversified Financial Services (continued)

688	Marlin Business Services Corporation	$11,042

2,188	Newstar Financial, Inc., (3)	23,127

4,450	PHH Corporation, (3)	110,983

1,765	PICO Holdings, Inc., (3)	28,222

1,013	Resource America Inc.	8,904

633	Tiptree Financial Inc., Class A, (3)	4,577
	Total Diversified Financial Services	423,778

	Diversified Telecommunication Services – 0.6%

6,868	8X8, Inc., (3)	52,952

728	Atlantic Tele-Network, Inc.	48,361

16,215	Cincinnati Bell Inc., (3)	47,510

3,614	Cogent Communications Group, Inc.	133,935

3,909	Consolidated Communications Holdings, Inc.	91,002

1,730	FairPoint Communications Inc., (2), (3)	25,881

2,622	General Communication, Inc., (3)	38,491

21,294	Globalstar, Inc., (2), (3)	51,531

822	Hawaiian Telcom Holdco Inc., (3)	21,397

1,281	IDT Corporation	27,362

4,709	inContact, Inc., (3)	40,356

2,517	Inteliquent Inc.	42,336

2,121	Intelsat SA, (3)	33,406

6,253	Iridium Communications Inc., (2), (3)	53,210

1,459	Lumos Networks Corporation	23,388

3,454	Orbcomm, Inc., (3)	19,204

3,741	Premiere Global Services, Inc., (3)	33,070

1,382	VocalTec Communications Limited, (2), (3)	9,591

12,946	Vonage Holdings Corporation, (3)	54,373
	Total Diversified Telecommunication Services	847,356

	Electric Utilities – 1.4%

3,286	ALLETE Inc	186,152

4,607	Cleco Corporation	250,435

3,127	El Paso Electric Company	125,268

3,351	Empire District Electric Company, (2)	102,105

3,902	IDACORP, INC	264,985

2,689	MGE Energy, Inc.	123,425

1,846	NRG Yield Inc., Class A Shares	97,616

2,828	Otter Tail Power Corporation	87,442

6,177	PNM Resources Inc.	188,399

5,850	Portland General Electric Company, (2)	232,245

96	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

4,384	UIL Holdings Corporation, (2)	$201,664

1,077	Unitil Corp.	40,237
	Total Electric Utilities	1,899,973

	Electrical Equipment – 0.9%

1,984	AZZ Inc.	83,705

25,503	Capstone Turbine Corporation, (2), (3)	15,814

1,606	Encore Wire Corporation	49,192

3,639	EnerSys	212,445

1,331	Enphase Energy Incorporated, (2), (3)	16,488

3,700	Franklin Electric Company, Inc.	126,577

17,816	Fuelcell Energy Inc., (2), (3)	21,379

5,339	Generac Holdings Inc., (2), (3)	233,528

3,925	General Cable Corporation	44,902

1,418	Global Power Equipment Group Inc.	17,484

9,115	GrafTech International Ltd., (3)	33,087

1,801	LSI Industries, Inc.	13,219

12,959	Plug Power Inc., (2), (3)	34,601

3,497	Polypore International Inc., (2), (3)	156,386

720	Powell Industries Inc.	28,087

362	Power Solutions International Inc., (2), (3)	16,008

1,802	PowerSecure International, Inc., (3)	16,939

214	Preformed Line Products Company	10,231

2,471	Revolution Lighting Technologies Inc., (2), (3)	2,817

553	TCP International Holdings Ltd.	3,500

2,260	Thermon Group Holdings Inc., (3)	46,217

1,273	Vicor Corporation	13,710
	Total Electrical Equipment	1,196,316

	Electronic Equipment, Instruments & Components – 2.6%

1,184	Agilysys Inc., (2)	12,290

2,107	Anixter International Inc., (3)	158,784

1,120	Badger Meter Inc., (2)	67,043

3,381	Belden Inc.	280,420

4,182	Benchmark Electronics Inc., (3)	101,330

3,419	Checkpoint Systems Inc., (3)	44,310

6,736	Cognex Corporation	247,548

1,934	Coherent Inc., (3)	119,676

886	Control4 Corporation, (2), (3)	13,449

2,794	CTS Corporation	44,704

1,664	CUI Global Inc., (3)	10,150

Nuveen Investments	97

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

3,044	Daktronics Inc.	$37,685

1,316	DTS, Inc., (3)	36,480

1,273	Electro Rent Corporation	16,409

1,986	Electro Scientific Industries Inc.	12,452

2,724	Fabrinet, (3)	44,480

1,336	FARO Technologies, Inc., (3)	73,948

3,277	FEI Company	269,435

2,530	GSI Group, Inc., (3)	33,447

4,075	II VI Inc., (3)	70,049

3,174	Insight Enterprises Inc., (3)	75,129

5,513	InvenSense Incorporated, (2), (3)	81,427

3,049	Itron Inc., (3)	113,453

3,743	Kemet Corporation, (3)	14,223

2,027	Kimball Electronics Inc., (3)	20,635

1,745	Littelfuse Inc.	172,301

2,322	Maxwell Technologies, Inc., (2), (3)	18,483

2,578	Mercury Computer Systems Inc., (3)	40,681

205	Mesa Laboratories, Inc.	15,615

2,941	Methode Electronics, Inc.	106,376

1,175	MTS Systems Corporation	84,929

732	Multi Fineline Electronix, Inc., (3)	9,523

3,091	Newport Corporation, (3)	57,245

1,546	OSI Systems Inc., (3)	108,189

1,619	Park Electrochemical Corporation	35,148

777	PC Connection, Inc., (3)	18,454

2,630	Plexus Corporation, (3)	99,651

3,119	RealD Inc., (3)	33,841

2,174	Rofin Sinar Technologies Inc., (3)	58,524

1,405	Rogers Corporation, (3)	103,773

6,384	Sanmina-SCI Corporation, (3)	135,213

2,211	ScanSource, Inc., (3)	76,235

3,750	Speed Commerce Inc., (3)	8,925

2,200	SYNNEX Corporation, (2)	163,218

4,412	TTM Technologies, Inc., (3)	30,663

3,144	Universal Display Corporation, (2), (3)	100,168

417	Viasystems Group Inc., (3)	6,676

987	Vishay Precision Group Inc., (3)	16,424
	Total Electronic Equipment, Instruments & Components	3,499,211

98	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.1%

452	Aspen Aerogels, Inc., (2), (3)	$3,462

2,493	Basic Energy Services, Inc., (3)	14,659

2,759	Bristow Group Inc.	153,704

3,571	C&J Energy Services Inc., (3)	36,781

1,530	Carbo Ceramics Inc., (2)	50,153

2,601	CHC Group Limited, (2), (3)	4,942

626	Dawson Geophysical Company	6,755

1,577	ERA Group Incorporated, (3)	35,514

4,543	Exterran Holdings, Inc.	123,158

1,936	FMSA Holdings Inc., (2), (3)	10,048

4,622	Forum Energy Technologies Incorporated, (3)	71,410

1,018	Geospace Technologies Corporation, (2), (3)	24,412

982	Glori Energy Inc., (2), (3)	3,162

1,204	Gulf Island Fabrication, Inc.	19,950

2,089	Gulfmark Offshore Inc., (2)	41,216

8,185	Helix Energy Solutions Group, (2), (3)	153,632

12,460	Hercules Offshore Inc., (2), (3)	8,971

2,812	Hornbeck Offshore Services Inc., (3)	62,426

798	Independence Contract Drilling Inc., (3)	3,854

10,021	ION Geophysical Corporation, (3)	22,547

10,187	Key Energy Services Inc., (3)	17,114

2,049	Matrix Service Company, (3)	39,341

18,424	McDermott International Inc., (3)	41,454

1,069	Mitcham Industries, Inc., (3)	5,997

967	Natural Gas Services Group, (3)	19,524

6,580	Newpark Resources Inc., (3)	56,851

1,467	Nordic American Offshore Limited, (2)	16,504

5,543	North Atlantic Drilling Limited, (2)	7,926

1,188	Nuverra Environmental Solutions, (2), (3)	2,649

9,394	Parker Drilling Company, (3)	25,458

1,048	PHI Inc Non-Voting, (3)	35,852

4,866	Pioneer Energy Services Corporation, (3)	20,145

1,076	Profire Energy Inc., (3)	2,453

928	RigNet, Inc., (3)	31,756

1,599	SeaCor Smit Inc., (2), (3)	115,048

2,517	Tesco Corporation	25,774

6,121	TETRA Technologies, (3)	30,238

4,170	US Silica Holdings Inc., (2)	105,084

Nuveen Investments	99

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

16,750	Vantage Drilling Company, (3)	$6,533

3,331	Willbros Group Inc., (3)	18,587
	Total Energy Equipment & Services	1,475,044

	Food & Staples Retailing – 1.1%

2,187	Andersons, Inc.	98,370

2,985	Casey’s General Stores, Inc.	272,531

1,187	Diplomat Pharmacy, Inc., (3)	29,165

1,489	Fairway Group Holdings Inc., (2), (3)	6,790

3,321	Fresh Market Inc., (2), (3)	126,563

986	Ingles Markets, Inc.	42,053

2,541	Liberator Medical Holdings Inc., (2)	8,131

693	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	21,344

1,819	Pantry, Inc., (3)	67,121

1,451	PriceSmart, Inc., (2)	118,663

3,167	Roundys Inc.	11,401

1,042	Smart & Final Stores, Inc., (3)	15,630

2,962	SpartanNash Co	76,301

15,722	SUPERVALU INC.	153,132

1,378	The Chef’s Warehouse Inc., (2), (3)	29,475

3,848	United Natural Foods Inc., (3)	297,373

527	Village Super Market, Inc.	15,267

854	Weis Markets Inc.	39,139
	Total Food & Staples Retailing	1,428,449

	Food Products – 1.5%

226	Alico Inc.	10,744

4,161	B&G Foods Inc.	124,164

4,723	Boulder Brands Inc., (3)	47,372

1,019	Calavo Growers, Inc.	40,872

2,296	Cal-Maine Foods, Inc., (2)	80,475

12,763	Darling International Inc., (3)	216,716

7,249	Dean Foods Company, (2)	131,352

1,714	Diamond Foods Inc.	42,130

503	Farmer Brothers Company	15,045

2,801	Fresh Del Monte Produce Inc.	94,198

928	Freshpet, Inc., (2), (3)	14,187

1,171	Inventure Group, (3)	11,909

1,155	J&K Snack Foods Corporation	113,329

641	John B Sanfillippo & Son, Inc.	23,377

1,435	Lancaster Colony Corporation	129,050

100	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

384	Lifeway Foods, Inc.	$7,027

834	Limoneira Company	17,347

1,659	Omega Protein Corporation, (3)	17,486

3,410	Post Holdings Inc., (2), (3)	161,123

1,789	Sanderson Farms Inc., (2)	143,048

22	Seaboard Corproation	84,150

633	Seneca Foods Corporation, (3)	16,382

3,693	Snyders Lance Inc.	107,429

1,459	Tootsie Roll Industries Inc., (2)	45,506

3,263	Treehouse Foods Inc., (3)	295,954
	Total Food Products	1,990,372

	Gas Utilities – 1.1%

1,129	Chesapeake Utilities Corporation, (2)	55,050

2,783	Laclede Group Inc.	149,614

3,267	New Jersey Resources Corporation	208,696

2,083	Northwest Natural Gas Company	103,963

4,031	One Gas Inc.	178,130

6,044	Piedmont Natural Gas Company, (2)	241,095

2,557	South Jersey Industries Inc.	148,945

3,606	Southwest Gas Corporation	221,625

4,025	WGL Holdings Inc.	227,413
	Total Gas Utilities	1,534,531

	Health Care Equipment & Supplies – 3.5%

1,741	Abaxis, Inc.	107,037

3,097	Abiomed, Inc., (2), (3)	160,239

5,954	Accuray, Inc., (2), (3)	43,881

947	Analogic Corporation	77,209

1,917	AngioDynamics, Inc., (3)	36,893

1,118	Anika Therapeutics, Inc., (3)	43,803

9,053	Antares Pharma Inc., (2), (3)	21,184

2,126	AtriCure, Inc., (3)	42,180

121	ATRION Corporation	40,535

2,622	Cantel Medical Corporation	106,375

2,145	Cardiovascular Systems, Inc., (3)	73,123

6,943	Cerus Corporation, (2), (3)	37,076

2,111	Conmed Corporation	100,568

2,178	CryoLife Inc.	24,524

2,081	Cyberonics, (3)	115,641

1,597	Cynosure, Inc., (3)	48,261

Nuveen Investments	101

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,687	Derma Sciences Inc., (3)	$14,508

5,811	DexCom, Inc., (3)	347,382

4,964	Endologix, Inc., (2), (3)	69,149

757	Exactech, Inc., (3)	15,738

2,443	Gentiva Health Services, Inc.	47,443

3,228	Genmark Diagnostics Inc., (2), (3)	41,577

5,101	Globus Medical Inc, Class A, (3)	120,281

1,930	Greatbatch, Inc., (3)	93,721

3,949	Haemonetics Corporation, (3)	156,380

1,318	Heartware International Inc., (3)	110,091

1,001	ICU Medical, Inc., (3)	83,664

396	Inogen Inc., (3)	12,118

4,298	Insulet Corporation, (3)	126,318

1,937	Integra Lifesciences Holdings Corporation, (2), (3)	107,930

2,494	Invacare Corporation	36,537

711	K2M Group Holdings Inc., (3)	13,438

1,288	LDR Holding Corporation, (2), (3)	43,109

3,752	Masimo Corporation, (3)	95,751

3,223	Meridian Bioscience, Inc.	55,758

3,333	Merit Medical Systems, Inc., (3)	51,095

2,493	Natus Medical, Inc., (3)	93,737

2,843	Neogen Corporation, (2), (3)	131,062

623	Nevro Corporation, (3)	28,384

3,615	NuVasive, Inc., (2), (3)	167,447

4,764	Nxstage Medical, Inc., (3)	85,228

462	Ocular Therapeutix, Inc., (3)	14,082

4,331	OraSure Technologies, Inc., (3)	39,802

1,429	Orthofix International NV, (3)	43,585

1,008	Oxford Immunotec Global PLC, (3)	11,854

1,170	PhotoMedex, Inc., (2), (3)	2,200

2,210	Quidel Corporation, (2), (3)	52,023

3,634	Rockwell Medical Technologies, Inc., (3)	39,211

404	Roka Bioscience, Inc., (3)	1,628

4,690	RTI Biologics Inc., (3)	20,917

445	Sientra, Inc., (3)	6,693

1,653	Skilled Healthcare Group Inc.	13,720

3,224	Spectranetics Corporation, (2), (3)	105,457

2,977	STAAR Surgical Company, (3)	17,862

4,582	Steris Corporation, (2)	298,838

102	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,054	Surmodics Inc., (3)	$24,158

727	Symmetry Surgical Inc., (3)	5,234

650	Tandem Diabetes Care Inc., (2), (3)	7,989

4,405	Thoratec Corporation, (3)	158,095

2,758	Tornier N.V, (2), (3)	66,661

2,313	TransEnterix Inc., (2), (3)	6,870

599	TriVascular Technologies Inc., (3)	5,858

8,531	Unilife Corporation, (2), (3)	33,868

275	Utah Medical Products, Inc.	15,590

1,329	Vascular Solutions, Inc., (3)	36,229

419	Veracyte Inc., (3)	3,394

3,974	Volcano Corporation, (3)	71,413

5,480	West Pharmaceutical Services Inc.	270,219

3,871	Wright Medical Group, Inc., (2), (3)	94,491

2,255	Zeltiq Aesthetics Inc, (2), (3)	72,634
	Total Health Care Equipment & Supplies	4,766,950

	Health Care Providers & Services – 2.5%

445	AAC Holdings, Inc., (3)	11,356

3,317	Acadia Healthcare Company Inc., (2), (3)	191,557

456	Addus HomeCare Corporation, (3)	10,114

437	Adeptus Health Inc., Class A Shares, (2), (3)	13,744

3,037	Air Methods Corporation, (3)	126,187

416	Alliance Imaging Inc., (3)	9,377

648	Almost Family, Inc., (3)	19,673

2,118	Amedisys, Inc., (2), (3)	59,685

3,607	AMN Healthcare Services Inc., (3)	67,884

3,284	AmSurg Corporation, (3)	181,211

1,905	Bio-Reference Laboratories, Inc., (2), (3)	63,875

5,306	Bioscrip, Inc., (2), (3)	30,510

2,047	BioTelemetry Inc., (3)	20,224

2,250	Capital Senior Living Corporation, (3)	53,708

1,361	Chemed Corporation, (2)	137,652

906	Civitas Solutions Inc., (3)	17,205

860	Corvel Corporation, (3)	28,328

2,413	Cross Country Healthcare, Inc., (3)	24,685

1,551	Ensign Group Inc.	64,367

2,691	ExamWorks Group Inc., (2), (3)	99,459

3,338	Five Star Quality Care Inc., (3)	11,616

2,731	Hanger Orthopedic Group Inc., (3)	58,935

Nuveen Investments	103

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

841	HealthEquity, Inc., (3)	$17,468

6,833	HealthSouth Corporation	301,335

2,437	Healthways Inc., (2), (3)	50,251

1,329	IPC The Hospitalist Company, Inc., (3)	53,638

5,423	Kindred Healthcare Inc., (2)	100,109

740	Landauer Inc.	20,698

958	LHC Group, Inc., (3)	28,472

2,093	Magellan Health Services, Inc., (3)	125,831

2,342	Molina Healthcare Inc., (2), (3)	119,231

998	MWI Veterinary Supply, Inc., (3)	189,291

799	National Healthcare Corporation	50,313

817	National Research Corporation	11,315

4,893	Owens and Minor Inc.	167,487

2,327	Pharmerica Corporation, (3)	53,544

884	Providence Service Corporation, (2), (3)	34,476

2,536	RadNet, Inc., (3)	20,007

6,107	Select Medical Corporation	82,567

935	Surgical Care Affiliates Inc., (3)	30,154

5,448	Team Health Holdings Inc., (3)	281,662

1,974	Triple-S Management Corporation, Class B Shares, (3)	47,534

672	Trupanion Inc., (2), (3)	4,771

3,201	Universal American Corporation, (3)	28,905

947	US Physical Therapy, Inc.	36,734

3,403	Wellcare Health Plans Inc., (2), (3)	247,909
	Total Health Care Providers & Services	3,405,054

	Health Care Technology – 0.5%

1,004	Castlight Health Inc., Class B, (3)	8,916

866	Computer Programs and Systems, Inc.	42,659

1,642	Healthstream, Inc., (3)	46,403

6,799	HMS Holdings Corporation, (2), (3)	134,518

477	Imprivata Inc., (3)	6,406

4,730	MedAssets Inc., (3)	87,552

4,196	Medidata Solutions, Inc., (3)	180,386

5,441	Merge Healthcare Incorporated, (3)	20,132

2,862	Omnicell, Inc., (3)	91,097

3,865	Quality Systems Inc.	62,960

1,757	Vocera Communications Incorporated, (3)	15,743
	Total Health Care Technology	696,772

104	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 3.2%

7,492	Belmond Limited, Class A, (3)	$82,335

135	Biglari Holdings Inc., (3)	55,886

1,837	BJ’s Restaurants, Inc., (3)	81,361

5,986	Bloomin Brands	147,944

1,915	Bob Evans Farms, (2)	107,949

6,013	Boyd Gaming Corporation, (3)	78,530

1,486	Bravo Brio Restaurant Group, (3)	19,541

1,466	Buffalo Wild Wings, Inc., (2), (3)	261,417

3,544	Caesars Acquisition Company, Class A, (3)	27,750

3,977	Caesar’s Entertainment Corporation, (2), (3)	43,310

2,731	Carrols Restaurant Group, Inc., (3)	21,739

1,480	CBRL Group Inc., (2)	199,075

3,619	Cheesecake Factory Inc., (2)	190,034

1,042	Churchill Downs Inc.	98,980

1,274	Chuy’s Holdings Inc., (3)	27,225

1,721	ClubCorp Holdings Inc.	29,274

524	Dave & Buster’s Entertainment Inc., (3)	15,060

1,832	Del Friscos Restaurant Group, (3)	36,329

6,754	Denny’s Corporation, (3)	73,484

2,743	Diamond Resorts International Inc., (3)	77,846

1,291	DineEquity Inc., (2)	137,814

637	El Pollo Loco Holdings, Inc., (2), (3)	16,390

1,216	Empire Resorts, Inc., (2), (3)	7,174

377	Famous Dave’s of America, Inc., (2), (3)	11,412

2,077	Fiesta Restaurant Group, (2), (3)	122,688

445	Habit Restaurants Inc., Class A Shares, (3)	14,685

557	Ignite Restaurant Group, Incorporated, (3)	3,810

3,081	Interval Leisure Group Inc.	71,109

2,159	Intl Speedway Corporation	62,805

1,042	Intrawest Resorts Holdings Inc., (3)	10,524

1,764	Isle of Capri Casinos, (3)	18,063

3,106	Jack in the Box Inc.	263,358

1,334	Jamba, Inc., (2), (3)	21,918

5,053	Krispy Kreme Doughnuts Inc., (2), (3)	98,382

3,434	La Quinta Holdings Inc., (3)	69,813

3,170	Life Time Fitness Inc., (2), (3)	173,304

1,543	Marcus Corporation	29,101

2,081	Marriott Vacations World	159,197

715	Monarch Casino & Resort, Inc., (3)	12,370

Nuveen Investments	105

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

2,220	Morgans Hotel Group Company, (3)	$15,917

226	Nathan’s Famous, Inc., (3)	18,179

839	Noodles & Company, (2), (3)	21,562

2,374	Papa John’s International, Inc.	150,654

470	Papa Murphy’s Holdings Inc., (2), (3)	6,246

6,095	Penn National Gaming, Inc., (3)	91,242

4,622	Pinnacle Entertainment Inc., (2), (3)	97,755

1,835	Popeye’s Louisiana Kitchen Inc., (3)	105,366

1,158	Potbelly Corporation, (2), (3)	16,247

1,109	Red Robin Gourmet Burgers, Inc., (3)	85,948

4,765	Ruby Tuesday, Inc., (3)	28,685

2,795	Ruth’s Chris Steak House, Inc.	40,583

3,978	Scientific Games Corporation, (2), (3)	46,980

4,215	Sonic Corporation	127,588

969	Speedway Motorsports Inc.	21,599

4,826	Texas Roadhouse, Inc.	162,105

2,803	Vail Resorts, Inc.	245,991

452	Zoe’s Kitchen Inc., (2), (3)	13,985
	Total Hotels, Restaurants & Leisure	4,275,618

	Household Durables – 1.1%

2,090	Beazer Homes USA, Inc., (3)	33,022

714	Cavco Industries, Inc., (3)	52,486

706	CSS Industries Inc.	19,203

1,957	Ethan Allen Interiors Inc., (2)	53,270

380	Flexsteel Industries, Inc.	11,324

2,218	Helen of Troy Limited, (3)	166,838

9,055	Hovnanian Enterprises Inc., (2), (3)	31,149

712	Installed Building Products Inc., (3)	12,709

2,287	Irobot Corporation, (2), (3)	72,155

6,495	KB Home, (2)	80,928

4,060	La Z Boy Inc.	108,361

1,108	LGI Homes Inc., (3)	14,592

1,665	Libbey Inc.	54,462

809	Lifetime Brands, Inc.	12,766

1,897	M/I Homes, Inc., (2), (3)	39,154

3,029	MDC Holdings Inc., (2)	75,725

3,013	Meritage Corporation, (3)	109,703

376	Nacco Industries Inc.	20,699

650	New Home Company Inc., (3)	9,159

106	Nuveen Investments

Shares	Description (1)	Value

	Household Durables (continued)

3,638	Ryland Group Inc., (2)	$146,066

1,502	Skullcandy Inc., (3)	15,050

11,227	Standard Pacific Corporation, (2), (3)	78,814

1,208	The Dixie Group, Inc., (3)	9,761

11,366	Tri Pointe Homes, Incorporated, (3)	162,875

566	Turtle Beach Corporation, (3)	1,257

645	UCP Inc., Class A, (3)	5,805

1,234	Univeral Electronics Inc., (3)	78,655

909	WCI Communities Inc., (3)	17,553

1,360	William Lyon Homes Inc, Class A Shares, (3)	25,949
	Total Household Durables	1,519,490

	Household Products – 0.2%

3,488	Central Garden & Pet Company, (3)	31,741

6,448	Harbinger Group Inc., (3)	80,536

402	Oil Dri Corporation	12,309

463	Orchids Paper Products Company	12,626

1,161	WD 40 Company	95,272
	Total Household Products	232,484

	Independent Power & Renewable Electricity Producers – 0.4%

2,216	Abengoa Yield PLC, (2)	72,951

9,360	Atlantic Power Corporation, (2)	24,804

9,530	Dynegy Inc., (3)	260,360

1,376	Ormat Technologies Inc., (2)	36,808

3,060	Pattern Energy Group Inc.	89,413

1,789	TerraForm Power, Inc., (2)	58,214
	Total Independent Power & Renewable Electricity Producers	542,550

	Industrial Conglomerates – 0.0%

2,825	Raven Industries, Inc.	60,568

	Insurance – 2.4%

3,490	Ambac Financial Group, Inc., (3)	85,331

5,765	American Equity Investment Life Holding Company, (2)	147,065

1,448	Amerisafe, Inc.	58,934

2,330	Amtrust Financial Services, Inc., (2)	117,945

2,029	Argo Group International Holdings Inc.	108,531

892	Atlas Financial Holdings Inc., (3)	14,896

770	Baldwin & Lyons, Class B	17,787

3,620	Citizens Inc., (2), (3)	26,136

16,897	CNO Financial Group Inc.	262,241

2,188	Crawford & Co	20,458

Nuveen Investments	107

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

618	Donegal Group, Inc., Class B	$9,882

1,378	eHealth, Inc., (3)	14,111

376	EMC Insurance Group Inc.	12,130

2,434	Employers Holdings, Inc.	50,627

662	Enstar Group, Limited, (3)	89,350

740	FBL Financial Group Inc.	38,621

1,071	Federated National Holding Company	31,177

872	Fidelity & Guaranty Life	18,844

8,286	First American Corporation	281,890

634	Global Indemnity PLC, (3)	16,636

2,198	Greenlight Capital Re, Ltd, (3)	69,039

1,184	Hallmark Financial Services, Inc., (3)	13,071

699	HCI Group Inc.	32,301

535	Heritage Insurance Holdings, Inc., (3)	10,170

3,159	Horace Mann Educators Corporation	96,255

657	Independence Holding Company	8,350

893	Infinity Property and Casualty Corporation	62,751

329	Kansas City Life Insurance Company	14,960

3,604	Kemper Corporation	125,816

3,878	Maiden Holdings, Ltd	48,475

3,884	Meadowbrook Insurance Group, Inc.	32,237

3,038	Montpelier Re Holdings Limited, (2)	106,725

2,752	National General Holdings Corporation	49,453

554	National Interstate Corporation	14,277

173	National Western Life Insurance Company	41,241

812	Navigators Group, Inc., (3)	60,267

1,758	OneBeacon Insurance Group Limited, Class A	27,794

443	Phoenix Companies Inc.	27,479

1,456	Platinum Underwriters Holdings Limited	107,496

4,237	Primerica Inc.	210,325

3,334	RLI Corporation, (2)	156,398

1,006	Safety Insurance Group, Inc.	62,322

4,360	Selective Insurance Group Inc.	112,575

1,245	State Auto Financial Corporation	27,390

1,666	Stewart Information Services Corporation	59,643

5,846	Symetra Financial Corporation	118,732

4,403	Third Point Reinsurance Limited, (3)	58,252

1,600	United Fire Group Inc.	44,704

108	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

1,290	United Insurance Holdings Corporation	$31,515

2,417	Universal Insurance Holdings Inc.	56,147
	Total Insurance	3,308,752

	Internet & Catalog Retail – 0.5%

1,928	1-800-Flowers, (3)	15,212

940	Blue Nile Inc., (3)	29,215

935	Coupons.com Inc., (2), (3)	13,389

3,273	EVINE Live Inc., (3)	20,522

1,468	FTD Companies Inc., (3)	50,279

1,210	Gaiam Inc.	8,857

2,574	Hosting Site Network, Inc.	199,331

1,278	Lands’ End Inc, (3)	44,334

2,232	Nutri System Inc.	39,774

4,002	Orbitz Worldwide Inc., (3)	36,938

932	Overstock.com, Inc., (3)	20,858

1,565	PetMed Express, Inc., (2)	24,571

2,388	RetailMeNot Inc., (2), (3)	37,086

2,988	Shutterfly, Inc., (3)	131,084

2,323	Travelport Worldwide Limited	36,216

979	Wayfair Inc., Class A Shares, (2), (3)	19,149
	Total Internet & Catalog Retail	726,815

	Internet Software & Services – 2.3%

3,168	Actua Corporation, (3)	51,005

768	Aerohive Networks Inc., (3)	3,049

719	Amber Road Inc., (3)	6,838

3,382	Angie’s List, (2), (3)	15,523

5,200	Bankrate Inc., (3)	64,896

3,876	Bazaarvoice Inc., (2), (3)	32,210

379	BenefitFocus Inc., (2), (3)	9,168

3,278	Blucora Inc., (3)	44,319

481	Borderfree Inc., (3)	2,934

2,344	Brightcove Inc., (3)	16,783

1,428	Carbonite Inc., (3)	21,463

547	CareCom Inc., (2), (3)	4,360

1,605	ChannelAdvisor Corporation, (3)	15,215

2,582	Cimpress NV, (2), (3)	207,980

2,689	ComScore Inc., (3)	111,755

2,435	Constant Contact Inc., (3)	92,092

4,122	Cornerstone OnDemand Inc., (3)	135,820

Nuveen Investments	109

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,391	Cvent Inc., (3)	$34,747

4,156	DealerTrack Technologies Inc., (2), (3)	167,071

603	Demand Media Inc., (3)	2,442

2,330	Demandware Incorporated, (2), (3)	124,795

3,005	Dice Holdings Inc., (3)	24,851

2,532	Digital River, Inc., (3)	64,642

1,871	E2open Inc., (2), (3)	11,020

7,938	Earthlink Holdings Corporation	33,498

2,337	Endurance International Group Holdings Inc., (2), (3)	39,285

2,641	Envestnet Inc., (3)	135,932

610	Everyday Health Inc., (3)	8,467

984	Five9, Inc., (3)	3,867

4,333	Gogo Inc., (2), (3)	62,980

692	GrubHub Inc., (2), (3)	23,826

1,137	GTT Communications Inc., (3)	13,087

4,213	Internap Network Services Corporation, (3)	35,473

3,046	Intralinks Holdings Inc., (3)	32,470

3,689	J2 Global Inc.	211,896

4,452	Limelight Networks Inc., (3)	11,842

1,905	Liquidity Services, Inc., (3)	14,745

4,204	Liveperson, Inc., (3)	44,983

1,884	LogMeIn Inc., (3)	89,584

2,650	Marchex, Inc.	10,097

2,042	Marin Software Inc., (3)	13,518

1,988	Marketo Inc., (2), (3)	68,447

5,846	Millennial Media Incorporated, (2), (3)	7,892

7,058	Monster Worldwide Inc., (3)	29,150

5,059	NIC, Incorporated	83,069

626	OPOWER Inc., (2), (3)	7,143

2,681	Perficient, Inc., (3)	48,258

797	Q2 Holdings Inc., (3)	14,250

2,613	QuinStreet, Inc., (3)	13,379

1,780	RealNetworks Inc., (3)	12,513

600	Reis, Inc.	13,500

603	Rightside Group, Limited, (3)	4,764

1,423	Rocket Fuel Inc., (2), (3)	18,229

2,127	SciQuest Inc., (3)	30,246

1,179	Shutterstock Incorporated, (2), (3)	66,366

1,257	SPS Commerce Inc., (3)	74,540

110	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,089	Stamps.com Inc., (3)	$49,626

1,286	TechTarget Inc., (3)	14,210

1,445	Textura Corporation, (2), (3)	36,038

572	Travelzoo Inc., (3)	4,908

2,861	Tremor Video Inc., (2), (3)	6,008

603	TrueCar Inc., (2), (3)	10,601

2,863	Trulia Inc., (2), (3)	122,193

7,599	Unwired Planet Inc., (3)	7,500

4,016	Web.com, Inc., (3)	60,682

3,005	WebMD Health Corporation, Class A, (3)	116,444

1,075	Wix.com Limited, (2), (3)	21,264

2,088	XO Group, Incorporated, (3)	34,327

2,397	Xoom Corporation, (2), (3)	35,356

1,462	YuMe Inc., (2), (3)	7,895

4,596	Zix Corporation, (3)	16,270
	Total Internet Software & Services	3,085,596

	IT Services – 2.4%

5,969	Acxiom Corporation, (3)	108,636

4,079	Blackhawk Network Holdings Inc., (2), (3)	136,075

1,823	CACI International Inc., (3)	154,208

3,450	Cardtronics Inc., (2), (3)	115,955

858	Cass Information Systems, Inc.	37,598

6,217	Ciber, Inc., (3)	20,081

1,168	Computer Task Group, Inc.	9,449

7,869	Convergys Corporation, (2)	150,770

2,643	CSG Systems International Inc.	64,806

1,527	Datalink Corporation, (3)	17,347

2,762	EPAM Systems Inc., (3)	135,145

3,952	Euronet Worldwide, Inc., (3)	179,381

5,093	Evertec Inc.	102,166

2,535	Exlservice Holdings, Inc., (3)	74,478

846	Forrester Research, Inc.	31,928

5,107	Global Cash Access Holdings, Inc., (3)	33,757

2,007	Hackett Group, Inc.	15,213

2,780	Heartland Payment Systems Inc., (2)	138,361

2,614	Higher One Holdings Incn, (3)	8,652

2,853	IGATE Corporation	100,996

2,635	Information Services Group Inc., (3)	10,593

4,853	Lionbridge Technologies, Inc., (3)	24,168

Nuveen Investments	111

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

608	Luxoft Holding Inc., (2), (3)	$23,724

1,858	ManTech International Corporation, Class A	60,441

5,250	Maximus Inc.	292,530

2,867	ModusLink Global Solutions Inc., (3)	10,350

2,263	Moneygram International Inc., (3)	19,281

4,351	NeuStar, Inc., (2), (3)	114,388

2,144	PRG-Schultz International Inc., (3)	11,127

8,888	Sapient Corporation, (3)	220,956

3,259	Science Applications International Corporation	158,974

5,090	ServiceSource International Inc., (3)	17,052

3,055	Sykes Enterprises Inc., (3)	68,799

2,407	Syntel Inc., (2)	104,103

1,415	TeleTech Holdings, Inc.	31,215

3,964	Unisys Corporation, (3)	86,931

2,017	Virtusa Corporation, (3)	75,557

3,006	WEX Inc., (3)	276,702
	Total IT Services	3,241,893

	Leisure Equipment & Products – 0.5%

1,001	Arctic Cat, Inc.	33,654

1,752	Black Diamond Group Inc., (3)	11,143

7,192	Brunswick Corporation	390,382

5,924	Callaway Golf Company	48,340

799	Escalade, Inc.	12,177

1,447	JAKKS Pacific Inc., (2)	8,711

413	Johnson Outdoors, Inc.	12,390

5,065	LeapFrog Enterprises Inc., (3)	12,055

648	Malibu Boats Inc., Class A, (3)	14,139

877	Marine Products Corporation	6,341

2,419	Nautilus Group, Inc., (3)	34,447

4,262	Smith & Wesson Holding Corporation, (2), (3)	52,423

1,504	Sturm, Ruger, & Company	60,762
	Total Leisure Equipment & Products	696,964

	Life Sciences Tools & Services – 0.5%

1,760	Accelerate Diagnostics Inc., (2), (3)	37,840

5,642	Affymetrix, Inc., (2), (3)	62,288

1,827	Albany Molecular Research Inc., (2), (3)	29,835

2,375	Cambrex Corporation, (3)	53,271

2,757	Enzo Biochem Inc., (3)	8,685

2,177	Fluidigm Corporation, (3)	83,880

112	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

722	INC Research Holdings Inc., Class A Shares, (3)	$16,823

2,909	Luminex Corporation, (3)	51,344

810	NanoString Technologies, Inc., (3)	10,174

4,461	Pacific Biosciences of California Inc., (3)	35,866

4,411	Parexel International Corporation, (2), (3)	268,895

1,512	PRA Health Sciences, Inc., (3)	39,509

9,028	Sequenom, Inc., (2), (3)	33,223
	Total Life Sciences Tools & Services	731,633

	Machinery – 2.8%

2,985	Accuride Corporation, (3)	13,134

4,762	Actuant Corporation	110,050

553	Alamo Group Inc.	24,913

2,184	Albany International Corporation, Class A	74,540

2,100	Altra Industrial Motion, Inc., (2)	53,655

733	American Railcar Industries	36,797

247	ARC Group Worldwide Inc., (2), (3)	1,899

1,523	Astec Industries Inc.	54,158

4,204	Barnes Group Inc.	144,407

3,837	Blount International Inc., (3)	59,474

3,624	Briggs & Stratton Corporation	66,718

2,363	Chart Industries, Inc., (3)	67,346

1,370	CIRCOR International Inc.	67,664

3,911	CLARCOR, Inc.	244,555

1,625	Columbus McKinnon Corporation NY	40,706

1,998	Commercial Vehicle Group Inc., (3)	11,049

1,728	Douglas Dynamics Inc.	34,888

1,082	Dynamic Material Corporation	15,321

3,105	Energy Recovery, Inc., (2), (3)	10,247

1,741	EnPro Industries Inc.	103,294

2,060	ESCO Technologies Inc.	74,201

769	ExOne Company, (2), (3)	11,035

4,877	Federal Signal Corporation	74,472

936	Freightcar America Inc., (2)	21,846

1,654	Global Brass & Copper Holdings Inc.	21,717

1,571	Gorman-Rupp Company	44,789

782	Graham Corporation	16,180

2,139	Greenbrier Companies Inc., (2)	111,078

6,514	Harsco Corporation	96,147

4,871	Hillenbrand Inc.	152,998

Nuveen Investments	113

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

538	Hurco Companies, Inc.	$18,873

796	Hyster-Yale Materials Handling Inc.	49,869

2,260	John Bean Technologies Corporation	68,229

866	Kadant Inc.	34,415

848	LB Foster Company	40,204

947	Lindsay Manufacturing Company, (2)	81,840

1,320	Lydall Inc., (3)	36,366

1,147	Manitex International, Inc., (3)	12,548

7,589	Meritor Inc., (3)	97,139

936	Midwest Air Group Inc.	18,907

4,396	Mueller Industries Inc.	137,990

12,357	Mueller Water Products Inc.	126,412

1,425	NN, Incorporated	32,846

230	OmegaFlex, Inc., (3)	7,215

1,756	Proto Labs Incorporated, (2), (3)	113,069

1,804	RBC Bearings Inc., (3)	104,704

5,827	Rexnord Corporation, (3)	144,218

990	Standex International Corporation	69,389

1,788	Sun Hydraulics Corporation	64,797

1,428	Tennant Company	93,120

3,416	Titan International Inc., (2)	30,539

3,508	TriMas Corporation, (3)	94,681

693	Twin Disc, Inc.	11,157

5,344	Wabash National Corporation, (2), (3)	66,640

2,210	Watts Water Technologies, Inc.	129,572

5,142	Woodward Governor Company	229,385

846	Xerium Technologies, (3)	13,020
	Total Machinery	3,786,422

	Marine – 0.1%

3,969	Baltic Trading Limited	6,430

466	International Shipholding Corp.	7,810

2,707	Knightsbridge Tankers Limited, (2)	10,855

3,333	Matson Incorporated	115,822

6,401	Navios Maritime Holdings Inc.	23,236

3,139	Safe Bulkers Inc., (2)	11,269

10,449	Scorpio Bulkers Inc., (2), (3)	15,569

1,781	Ultrapetrol Limited, (3)	2,867
	Total Marine	193,858

114	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.4%

1,575	A.H. Belo Corporation, Class A Shares	$14,207

1,632	AMC Entertainment Holdings Inc.	45,892

1,877	Carmike Cinemas, Inc., (3)	51,937

5,684	Central European Media Enterprises Limited, (2), (3)	14,778

6,173	Cinedigm Corporation, Class A Shares, (3)	9,198

2,888	Crown Media Holdings, Inc., (3)	9,242

11,644	Cumulus Media, Inc., (3)	40,521

77	Daily Journal Corporation, (3)	14,515

1,200	Dex Media Inc., (2), (3)	8,136

2,420	E.W. Scripps Company, Class A, (2)	47,747

1,993	Entercom Communications Corporation, (3)	23,059

4,596	Entravision Communications Corporation	28,357

1,579	Eros International PLC, (3)	29,622

2,957	Global Eagle Acquisition Corporation, (3)	45,523

1,338	Global Sources, Limited, (3)	7,801

3,844	Gray Television Inc.	36,364

3,818	Harte-Hanks Inc.	27,757

648	Hemisphere Media Group Inc., (2), (3)	8,087

3,676	Journal Communications Inc.	36,944

4,324	Lee Enterprises Inc., (3)	12,756

1,016	Loral Space & Communications, Inc., (3)	73,061

2,421	Martha Stewart Living Omnimedia Inc., (3)	11,233

5,065	McClatchy Company	12,713

3,309	MDC Partners, Inc.	79,085

6,152	Media General Inc.	87,974

2,786	Meredith Corporation	145,039

4,741	National CineMedia, Inc.	68,270

3,432	New Media Investment Group Inc.	80,274

10,751	New York Times, Class A, (2)	135,355

2,375	Nexstar Broadcasting Group, Inc., (2)	118,501

1,865	Radio One Inc., (3)	3,506

867	ReachLocal Inc., (3)	2,627

1,341	Reading International Inc., A, (3)	16,213

770	Rentrak Corporation, (3)	59,236

291	Saga Comunications Inc Class A Shares	11,835

866	Salem Communications Corporation	6,036

2,057	Scholastic Corporation, (2)	75,656

3,426	SFX Entertainment Inc., (2), (3)	11,272

5,325	Sinclair Broadcast Group, Series A, (2)	131,741

Nuveen Investments	115

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

1,774	Sizmek Inc., (3)	$10,573

717	T2 Biosystems, Inc., (3)	8,704

8,551	Time Inc.	214,117

2,307	World Wrestling Entertainment Inc., (2)	27,938
	Total Media	1,903,402

	Metals & Mining – 0.9%

13,731	AK Steel Holding Corporation, (2)	52,040

9,774	Allied Nevada Gold Corporation, (2), (3)	10,067

1,459	AM Castle & Company, (2)	8,827

705	Ampco-Pittsburgh Corporation	12,831

3,988	Century Aluminum Company, (3)	92,163

8,029	Coeur d’Alene Mines Corporation, (3)	50,583

9,132	Commercial Metals Company	122,551

5,150	Globe Specialty Metals Inc.	79,413

2,764	Gold Resource Corp.	9,674

312	Handy & Harman Limited, (3)	14,081

961	Haynes International Inc.	37,412

26,612	Hecla Mining Company	87,553

3,933	Horsehead Holding Corp., (2), (3)	52,860

1,399	Kaiser Aluminum Corporation	96,965

1,598	Materion Corporation	52,654

14,119	Molycorp Inc., (2), (3)	4,659

3,577	Noranda Aluminum Hodlings Corporation	10,838

755	Olympic Steel Inc.	10,351

2,380	RTI International Metals, Inc., (3)	53,074

885	Ryerson Holding Corporation, (3)	5,620

2,041	Schnitzer Steel Industries, Inc., (2)	34,452

9,291	Stillwater Mining Company, (3)	127,008

5,412	SunCoke Energy Inc.	81,721

577	Universal Stainless & Alloy Products, Inc., (3)	12,861

5,214	Walter Industries Inc., (2)	4,860

3,991	Worthington Industries, Inc.	119,451
	Total Metals & Mining	1,244,569

	Multiline Retail – 0.2%

1,126	Bon-Ton Stores, Inc., (2)	6,170

2,222	Burlington Store Inc., (3)	110,856

2,858	Freds Inc., (2)	47,443

3,371	Tuesday Morning Corporation, (2), (3)	59,667
	Total Multiline Retail	224,136

116	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 0.4%

4,666	Avista Corporation, (2)	$173,249

3,462	Black Hills Corporation	173,654

2,928	Northwestern Corporation, (2)	169,121
	Total Multi-Utilities	516,024

	Oil, Gas & Consumable Fuels – 2.2%

7,168	Abraxas Petroleum Corporation, (3)	21,217

166	Adams Resources and Energy, Incorporated	9,635

1,940	Alon USA Energy, Inc.	23,435

17,168	Alpha Natural Resources Inc., (2), (3)	17,855

2,454	American Eagle Energy Corporation, (2), (3)	1,289

2,185	Amyris Inc., (2), (3)	3,758

3,054	Approach Resources Inc., (2), (3)	19,149

16,464	Arch Coal Inc., (2)	15,267

1,456	Ardmore Shipping Corporation	16,482

3,855	Bill Barrett Corporation, (3)	39,321

2,545	Bonanza Creek Energy Inc., (3)	66,374

9,818	BPZ Resources, Inc., (2), (3)	2,209

4,446	Callon Petroleum Company Del, (3)	24,231

3,528	Carrizo Oil & Gas, Inc., (3)	159,113

456	Clayton Williams Energy, (3)	25,490

5,677	Clean Energy Fuels Corporation, (3)	23,673

4,726	Cloud Peak Energy Inc., (3)	32,090

3,711	Comstock Resources Inc., (2)	14,992

1,350	Contango Oil & Gas Company, (3)	40,595

4,604	Delek US Holdings Inc.	142,033

7,175	DHT Maritime Inc.	52,736

3,249	Diamondback Energy, (2), (3)	224,149

590	Dorian LPG Limited, (3)	6,649

2,437	Eclipse Resources Corporation, (2), (3)	15,109

4,721	Emerald Oil Inc., (2), (3)	3,885

7,271	Energy XXI Limited Bermuda, (2)	21,377

1,412	Evolution Petroleum Corporation	10,378

12,249	Exco Resources Inc., (2)	24,376

5,349	Frontline Limited, (2)	12,356

4,451	FX Energy, Inc., (2), (3)	6,142

3,397	GasLog Limited, (2)	59,414

5,443	Gastar Exploration Inc., (2), (3)	12,737

2,698	Goodrich Petroleum Corporation, (2), (3)	6,799

2,902	Green Plains Renewable Energy, Inc.	67,936

Nuveen Investments	117

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

20,224	Halcon Resources Corporation, (2), (3)	$28,314

672	Hallador Energy Company	7,620

3,396	Harvest Natural Resources Inc., (3)	2,130

77	Isramco, Inc., (3)	10,257

928	Jones Energy Inc, Class A, (2), (3)	9,466

15,415	Magnum Hunter Resources Corporation, (2), (3)	29,905

5,686	Matador Resources Company, (3)	122,590

2,997	Midstates Petroleum Company Incorporated, (2), (3)	3,866

2,543	Miller Energy Resources Inc., (2), (3)	2,975

6,632	Navios Maritime Acquisition Corporation	22,085

6,916	Nordic American Tanker Shipping Ltd, (2)	69,990

4,735	Northern Oil and Gas Inc., (2), (3)	29,736

1,854	Pacific Ethanol, Inc., (3)	15,926

1,160	Panhandle Oil and Gas Inc.	24,290

4,033	Parsley Energy Inc. Class A Shares, (3)	67,633

2,776	PDC Energy Inc., (2), (3)	127,529

5,087	Penn Virginia Corporation, (2)	24,825

4,753	Petroquest Energy Inc., (3)	13,926

2,679	Renewable Energy Group Inc., (3)	23,414

6,286	Resolute Energy Corporation, (3)	4,589

3,768	Rex Energy Inc., (2), (3)	13,339

487	Rex Stores Corporation, (3)	27,033

1,503	Ring Energy Inc., (3)	13,707

4,765	Rosetta Resources, Inc., (3)	81,339

1,767	RSP Permian Inc., (2), (3)	47,356

3,951	Sanchez Energy Corporation, (2), (3)	44,014

13,355	Scorpio Tankers Inc., (2)	105,104

3,305	SemGroup Corporation, A Shares	222,526

4,663	Ship Financial International Limited	64,769

6,129	Solazyme Inc., (2), (3)	13,545

4,355	Stone Energy Corporation, (3)	61,318

3,397	Swift Energy Company, (2), (3)	7,236

5,163	Synergy Resources Corporation, (3)	63,143

6,202	Teekay Tankers Limited, Class A Shares	31,878

1,826	TransAtlantic Petroleum Limited, (3)	7,779

5,211	Triangle Petroleum Corporation, (2), (3)	27,358

3,864	Vaalco Energy Inc., (3)	21,407

951	Vertex Energy Inc., (2), (3)	3,309

2,888	W&T Offshore Inc.	14,613

118	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

6,073	Warren Resources Inc., (2), (3)	$6,377

4,126	Western Refining Inc.	153,198

1,163	Westmoreland Coal Company, (3)	30,331
	Total Oil, Gas & Consumable Fuels	2,923,996

	Paper & Forest Products – 0.8%

3,056	Boise Cascade Company, (3)	123,585

1,584	Clearwater Paper Corporation, (3)	117,248

861	Deltic Timber Corporation, (2)	53,813

3,341	Glatfelter	76,409

6,560	KapStone Paper and Packaging Corp.	195,947

10,946	Louisiana-Pacific Corporation, (2), (3)	179,186

1,285	Neenah Paper, Inc.	73,733

5,261	Resolute Forest Products, (3)	89,437

2,362	Schweitzer-Mauduit International Inc.	91,787

3,273	Wausau Paper Corp.	33,254
	Total Paper & Forest Products	1,034,399

	Personal Products – 0.2%

1,759	Elizabeth Arden, Inc., (2), (3)	25,998

1,680	Female Health Company, (2)	6,367

2,320	IGI Laboratories Inc., (3)	23,107

1,290	Inter Parfums, Inc.	32,444

1,018	Medifast, Inc., (3)	32,260

844	Nature’s Sunshine Products	11,673

713	Nutraceutical International Corporation, (3)	13,932

945	Revlon Inc., (3)	30,939

1,442	Synutra International Inc., (2), (3)	7,744

466	USANA Health Sciences, Inc., (2), (3)	45,687
	Total Personal Products	230,151

	Pharmaceuticals – 1.9%

1,945	AcelRx Pharmaceuticals Inc., (2), (3)	13,032

556	Achaogen Inc., (3)	6,505

814	Aerie Pharmaceuticals Inc., (3)	22,759

4,835	Akorn, Inc., (2), (3)	205,874

2,034	Alimera Sciences, Inc., (2), (3)	11,045

743	Amphastar Pharmaceuticals, Inc., (3)	9,013

3,216	Ampio Pharmaceuticals Inc., (2), (3)	16,144

534	ANI Pharmaceuticals Inc., (3)	29,888

2,227	Aratana Therpaeutics Inc., (3)	36,901

3,246	Biodelivery Sciences, Inc., (3)	42,523

Nuveen Investments	119

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

5,692	Bio-Path Holdings Inc., (2), (3)	$12,864

3,790	Catalent, Inc., (3)	104,680

2,314	Cempra Inc., (3)	64,190

4,436	Corcept Therapeutics, Inc., (3)	12,909

4,497	DepoMed, Inc., (3)	82,160

605	Dermira, Inc., (3)	10,194

279	Egalet Corporation, (3)	2,441

1,344	Endo International PLC, (2), (3)	107,007

2,909	Endocyte Inc., (2), (3)	15,069

5,048	Horizon Pharma Inc., (2), (3)	82,939

5,433	Impax Laboratories Inc., (3)	199,228

471	Intersect ENT, Inc., (3)	9,924

1,326	Intra-Cellular Therapies Inc., (3)	25,751

1,994	Lannett Company Inc., (2), (3)	94,575

5,043	Medicines Company, (3)	144,583

9,847	Nektar Therapautics, (3)	144,160

2,631	Omeros Corporation, (3)	58,513

2,765	Pacira Pharmaceuticals, Inc., (2), (3)	296,823

3,069	Pain Therapeutics, Inc., (3)	6,046

2,579	Pernix Therapeutics Holdings, Incorporated, (3)	21,431

1,136	Phibro Animal Health Corporation, Class A Shares	31,047

2,120	Pozen Inc., (3)	14,649

4,019	Prestige Brands Holdings Inc., (3)	137,691

1,311	Relypsa Inc., (3)	46,055

1,791	Repros Therapeutics, Inc., (3)	15,403

693	Revance Therapeutics Inc., (3)	11,157

1,568	Sagent Pharmaceuticals Inc., (3)	40,251

3,993	SciClone Pharmaceuticals, Inc., (3)	29,468

1,376	Sucampo Pharmaceuticals, Inc., (3)	20,723

2,272	Supernus Pharmaceuticals Incorporated, (3)	19,312

2,022	Tetraphase Pharmaceuticals Inc., (2), (3)	73,520

8,358	TherapeuticsMD, (2), (3)	33,933

1,824	Theravance Biopharma Inc., (3)	29,622

6,388	Theravance Inc., (2)	71,993

6,973	Vivus, Inc., (2), (3)	18,269

4,544	Xenoport, Inc., (3)	37,852

9,910	Zogenix Inc., (2), (3)	13,379

530	ZS Pharma, Inc., (3)	23,813
	Total Pharmaceuticals	2,557,308

120	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 1.4%

3,882	Acacia Research, (2)	$48,603

556	Barrett Business Services, Inc.	17,041

3,170	CBIZ Inc., (3)	26,248

1,176	CDI Corporation	19,980

2,622	Corporate Executive Board Company	179,659

1,416	Corporate Resource Services Inc., (3)	864

777	CRA International, Inc., (3)	22,945

1,017	Exponent, Inc.	81,502

758	Franklin Covey Company, (3)	13,697

3,169	FTI Consulting Inc., (3)	128,883

1,023	GP Strategies Corporation, (3)	34,148

1,412	Heidrick & Struggles International, Inc.	31,290

2,323	Hill International, Inc., (3)	8,874

1,827	Huron Consulting Group, Inc., (3)	137,427

1,547	ICF International, Inc., (3)	57,796

1,758	Insperity Inc., (2)	73,731

2,122	Kelly Services, Inc.	35,862

2,119	KForce Inc.	49,585

3,858	Korn Ferry International, (3)	109,953

1,270	Mistras Group Inc., (3)	25,527

3,811	Navigant Consulting Inc., (3)	54,993

4,213	On Assignment, Inc., (3)	148,003

649	Paylocity Holding Corporation, (2), (3)	15,290

13,497	Pendrell Corporation, (3)	17,546

3,006	Resources Connection, Inc.	50,200

4,112	RPX Corporation, (3)	50,783

3,244	The Advisory Board Company, (2), (3)	152,079

1,219	TriNet Group Inc., (3)	40,434

3,205	TrueBlue Inc., (3)	70,702

343	VSE Corporation, (2)	24,823

2,722	WageWorks, Incorporated, (3)	149,819
	Total Professional Services	1,878,287

	Real Estate Investment Trust – 9.2%

4,449	Acadia Realty Trust	161,009

2,201	AG Mortgage Investment Trust Inc.	40,476

1,103	Agree Realty Corporation	38,208

164	Alexander’s Inc.	76,070

4,429	Altisource Residential Corporation	79,766

2,781	American Assets Trust Inc	123,421

Nuveen Investments	121

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

3,966	American Capital Mortgage Investment Corporation	$73,926

2,495	American Residential Properties Inc., (3)	43,687

1,525	AmREIT Inc., Class B Shares	40,535

9,922	Anworth Mortgage Asset Corporation	51,495

2,851	Apollo Commercial Real Estate Finance, Inc.	47,127

2,485	Apollo Residential Mortgage Inc.	38,890

2,217	Ares Commercial Real Estate Corporation	26,671

1,583	Armada Hoffler Properties Inc.	16,891

27,697	Armour Residential REIT Inc.	91,677

1,968	Ashford Hospitality Prime Inc.	33,771

5,606	Ashford Hospitality Trust Inc.	58,975

4,464	Associated Estates Realty Corp.	111,198

1,525	Aviv REIT Inc.	59,978

5,020	Campus Crest Communities Inc.	34,588

7,388	Capstead Mortgage Corporation, (2)	88,804

2,085	CareTrust REIT Inc.	28,106

1,007	CatchMark Timber Trust Inc., Class A	11,591

6,026	Cedar Shopping Centers Inc.	47,967

18,381	Chambers Street Properties	155,319

2,637	Chatham Lodging Trust	82,090

4,048	Chesapeake Lodging Trust	148,643

8,327	Colony Financial Inc.	208,591

1,629	Coresite Realty Corporation	71,366

17,066	Cousins Properties, Inc., (2)	188,409

12,569	CubeSmart	309,700

2,550	CyrusOne Inc.	71,528

12,568	CYS Investments Inc., (2)	111,101

6,056	DCT Industrial Trust Inc.	228,675

15,177	DiamondRock Hospitality Company	220,522

4,946	Dupont Fabros Technology Inc.	184,288

4,242	Dynex Capital, Inc.	35,506

2,428	EastGroup Properties Inc.	156,946

3,606	Education Realty Trust Inc.	124,768

6,850	Empire State Realty Trust Inc., (2)	124,670

4,304	Entertainment Properties Trust	280,018

4,765	Equity One Inc.	129,799

3,987	Excel Trust Inc.	55,977

9,631	FelCor Lodging Trust Inc.	96,406

8,541	First Industrial Realty Trust, Inc.	185,596

122	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

4,558	First Potomac Realty Trust	$58,342

6,978	Franklin Street Properties Corporation	89,877

5,629	Geo Group Inc.	244,974

1,984	Getty Realty Corporation	36,764

1,466	Gladstone Commercial Corporation	25,508

4,416	Government Properties Income Trust	100,685

14,465	Gramercy Proprty Trust Inc, (2)	100,098

1,612	Hannon Armstrong Sustainable Infrastructure Capital Inc.	22,084

7,486	Hatteras Financial Corp.	136,095

7,448	Healthcare Realty Trust, Inc.	224,110

15,560	Hersha Hospitality Trust	103,941

6,989	Highwoods Properties, Inc.	328,483

3,612	Hudson Pacific Properties Inc.	116,848

6,770	Inland Real Estate Corporation	77,043

9,547	Invesco Mortgage Capital Inc.	146,451

8,406	Investors Real Estate Trust	69,350

6,582	iStar Financial Inc., (3)	85,829

2,551	Kite Realty Group Trust	77,959

8,070	LaSalle Hotel Properties	326,512

14,974	Lexington Corporate Properties Trust	170,853

2,700	LTC Properties Inc.	126,684

6,876	Mack-Cali Realty Corporation, (2)	134,151

16,042	Medical Properties Trust Inc.	246,566

4,338	Monmouth Real Estate Investment Corporation	51,232

2,563	National Health Investors Inc.	191,610

10,933	New Residential Investment	139,396

8,140	New York Mortgage Trust, Inc., (2)	63,004

12,578	New York REIT, Inc.	131,189

978	One Liberty Properties Inc.	23,971

835	Owens Realty Mortgage Inc.	11,398

5,741	Parkway Properties Inc.	105,060

5,118	Pebblebrook Hotel Trust	237,680

5,331	Penn Real Estate Investment Trust	127,571

5,739	PennyMac Mortgage Investment Trust	129,185

5,418	Physicians Realty Trust	95,574

3,148	Potlatch Corporation	125,479

1,411	PS Business Parks Inc.	118,679

966	QTS Realty Trust Inc., Class A Shares	36,718

6,771	RAIT Investment Trust, (2)	47,736

Nuveen Investments	123

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,534	Ramco-Gershenson Properties Trust	$108,300

6,435	Redwood Trust Inc., (2)	128,250

10,021	Resource Capital Corporation, (2)	48,401

5,988	Retail Opportunity Investments Corporation	105,808

3,560	Rexford Industrial Realty Inc.	57,031

10,153	RLJ Lodging Trust	345,913

2,880	Rouse Properties Inc., (2)	53,539

3,369	Ryman Hospitalities Properties, (2)	184,958

4,195	Sabra Health Care Real Estate Investment Trust Inc.	137,177

654	Saul Centers Inc.	37,337

2,855	Select Income REIT	71,004

2,982	Silver Bay Realty Trust Corporation, (2)	46,460

2,557	Sovran Self Storage Inc.	242,276

4,184	STAG Industrial Inc.	109,621

3,033	Starwood Waypoint Residential Trust	73,520

2,204	STORE Capital Corporation	50,604

19,177	Strategic Hotels & Resorts Inc., (3)	257,355

6,652	Summit Hotel Properties Inc.	85,279

3,723	Sun Communities Inc., (2)	252,159

16,078	Sunstone Hotel Investors Inc.	274,143

3,321	Terreno Realty Corporation	75,719

1,498	Trade Street Residential Inc.	11,924

1,388	UMH Properties Inc.	13,366

940	Universal Health Realty Income Trust	50,506

1,935	Urstadt Biddle Properties Inc.	45,473

— (4)	Ventas Inc.	27

5,167	Washington Real Estate Investment Trust, (2)	148,345

3,235	Western Asset Mortgage Capital Corporation, (2)	43,673

1,779	Whitestone Real Estate Investment Trust	27,913

2,665	Winthrop Realty Trust, Inc.	42,639

— (4)	WP Glimcher Inc.	1
	Total Real Estate Investment Trust	12,408,155

	Real Estate Management & Development – 0.4%

3,779	Alexander & Baldwin Inc.	144,585

109	Altisource Asset Management Corporation, (3)	17,440

1,031	Altisource Portfolio Solutions SA, (2), (3)	20,909

787	AV Homes Inc., (3)	11,797

333	Consolidated Tomoka Land Company	18,165

2,708	Forestar Real Estate Group Inc., (3)	35,935

124	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

5,391	Kennedy-Wilson Holdings Inc.	$143,347

573	Marcus & Millichap Inc., (3)	19,642

825	ReMax Holdings Inc.	27,456

4,901	St Joe Company, (3)	79,200

1,049	Tejon Ranch Company, (3)	25,826
	Total Real Estate Management & Development	544,302

	Road & Rail – 0.7%

2,016	ArcBest Corporation	75,116

1,622	Celadon Group, Inc.	38,652

546	FRP Holdings Inc., (3)	19,765

4,216	Heartland Express, Inc., (2)	108,309

4,539	Knight Transportation Inc., (2)	129,316

1,845	Marten Transport, Ltd.	37,730

260	PAM Transportation Services, Inc., (3)	15,054

2,211	Quality Distribution, Inc., (3)	18,440

2,162	Roadrunner Transportation System Inc., (3)	43,932

1,913	Saia, Inc., (3)	80,556

6,596	Swift Transportation Company, (2), (3)	162,130

450	Universal Truckload Services, Inc.	10,602

505	USA Truck, Inc., (3)	14,039

3,275	Werner Enterprises, Inc.	93,436

2,424	YRC Worldwide Inc., (3)	38,445
	Total Road & Rail	885,522

	Semiconductors & Semiconductor Equipment – 3.8%

3,271	Advanced Energy Industriess Inc., (3)	78,504

1,447	Alpha & Omega Semiconductor Limited, (3)	12,690

2,233	Ambarella, Incorporated, (2), (3)	123,507

6,883	Amkor Technology Inc., (3)	43,707

6,092	Applied Micro Circuits Corporation, (3)	31,983

801	Audience Incorporated, (3)	3,236

9,027	Axcelis Technologies Inc., (3)	21,665

5,541	Brooks Automation Inc.	71,534

1,871	Cabot Microelectronics Corporation, (3)	92,446

992	Cascade Microtech, Inc., (2), (3)	13,352

4,098	Cavium Networks Inc., (2), (3)	241,003

1,628	CEVA, Inc., (3)	29,809

4,814	Cirrus Logic Inc., (3)	127,571

2,060	Cohu Inc.	23,340

12,233	Cypress Semiconductor Corporation, (2)	180,192

Nuveen Investments	125

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

2,827	Diodes Inc., (3)	$74,718

1,647	DSP Group Inc., (3)	18,101

10,794	Entegris Inc., (3)	140,322

6,892	Entropic Communications Inc., (3)	17,850

3,064	Exar Corporation, (3)	27,637

9,690	Fairchild Semiconductor International Inc., Class A, (3)	148,742

4,309	FormFactor Inc., (3)	32,533

2,429	Inphi Corporation, (3)	47,608

10,360	Integrated Device Technology, Inc., (3)	189,484

2,343	Integrated Silicon Solution	37,675

9,988	Intersil Holding Corporation, Class A	142,928

2,016	IXYS Corporation	22,781

5,526	Kopin Corporation, (3)	20,170

9,128	Lattice Semiconductor Corporation, (3)	65,083

882	MA-COM Technology Solutions Holdings Incorporated, (3)	28,674

1,928	Maxlinear Inc., (3)	15,520

3,459	Micrel, Incorporated	48,668

7,366	Microsemi Corporation, (3)	205,217

4,152	MKS Instruments Inc.	145,362

3,065	Monolithic Power Systems, Inc.	145,557

1,926	Nanometrics Inc., (3)	29,930

375	NVE Corporation	24,791

4,350	Omnivision Technologies, Inc., (3)	117,624

2,368	PDF Solutions, Inc., (3)	39,356

1,719	Pericom Semiconductor Corporation	25,115

4,781	Photronics Inc., (3)	40,160

13,445	PMC-Sierra, Inc., (3)	118,854

2,415	Power Integrations Inc.	124,566

11,111	Qorvo Inc., (3)	820,770

4,449	Quicklogic Corporation, (2), (3)	12,680

8,821	Rambus Inc., (2), (3)	99,236

2,110	Rubicon Technology Inc., (3)	8,778

2,578	Rudolph Technologies, (3)	25,857

5,213	Semtech Corporation, (3)	132,723

6,076	Silicon Image, Inc., (3)	44,112

3,371	Silicon Laboratories Inc., (3)	147,515

4,683	Spansion Inc., Class A, (2), (3)	166,059

2,794	Synaptics, Inc., (3)	214,607

4,147	Tessera Technologies Inc.	153,771

126	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

1,991	Ultra Clean Holdings, Inc., (3)	$17,521

2,175	Ultratech Stepper Inc., (3)	34,670

3,105	Veeco Instruments Inc., (3)	90,573

4,442	Vitesse Semiconductor Corporation, (3)	16,658

3,963	Xcerra Corporation, (3)	30,436
	Total Semiconductors & Semiconductor Equipment	5,205,531

	Software – 4.2%

1,026	A10 Networks Inc., (3)	4,925

8,823	ACI Worldwide, Inc., (2), (3)	162,961

3,991	Advent Software Inc.	167,023

2,000	American Software, Inc.	16,580

7,140	Aspen Technology Inc., (3)	252,363

2,703	AVG Technologies NV, (3)	53,465

615	Barracuda Networks Inc., (3)	20,824

3,581	Blackbaud, Inc.	156,526

3,053	Bottomline Technologies, Inc., (3)	75,623

2,217	Broadsoft Inc., (3)	59,615

3,565	Callidus Software, Inc., (3)	53,297

3,660	CommVault Systems, Inc., (3)	159,503

1,715	Comverse Incorporated, (3)	29,549

3,096	Covisint Corporation, (3)	6,873

2,217	Cyan Inc., (3)	6,451

526	Digimarc Corporation	14,213

2,375	Ebix, Inc., (2)	54,269

2,193	Ellie Mae Incorporated, (2), (3)	97,018

2,096	EnerNOC, Inc., (3)	36,093

2,409	EPIQ Systems, Inc.	42,037

313	ePlus, Inc., (3)	21,109

2,494	Fair Isaac Corporation	177,947

2,896	Fleetmatics Group Limited, (2), (3)	102,547

1,875	Gigamon Inc., (2), (3)	34,519

541	Globant S.A, (3)	7,509

6,972	Glu Mobile, Inc., (2), (3)	24,472

1,399	Guidance Software, Inc., (2), (3)	9,177

5,270	Guidewire Software Incorporated, (3)	264,027

445	HubSpot, Inc., (2), (3)	14,974

1,683	Imperva Incorporated, (3)	70,282

4,179	Infoblox, Incorporated, (3)	78,022

1,291	Interactive Intelligence Group, (2), (3)	52,363

Nuveen Investments	127

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

3,301	Jive Software Inc., (3)	$19,014

5,755	Kofax Limited, (3)	39,652

5,877	Manhattan Associates Inc., (3)	262,349

779	Mavenir Systems Inc., (3)	9,325

7,511	Mentor Graphics Corporation, (2)	172,828

703	Microstrategy Inc., (3)	113,605

993	MobileIron, Inc., (3)	8,709

1,494	Model N Inc., (3)	15,986

3,066	Monotype Imaging Holdings Inc.	89,956

2,827	NetScout Systems, Inc., (3)	101,489

770	Park City Group Inc., (2), (3)	7,985

525	Paycom Software Inc., (3)	13,739

2,748	Pegasystems, Inc.	53,778

3,983	Progress Software Corporation, (3)	99,774

2,868	Proofpoint, Incorporated, (2), (3)	143,400

1,874	PROS Holdings, Inc., (3)	45,519

490	QAD Inc A	9,477

6,953	QLIK Technologies Inc., (3)	197,465

1,559	Qualys Incorporated, (3)	59,273

1,927	Rally Software Development Corporation, (3)	22,796

3,879	RealPage Inc., (3)	69,861

1,713	Rosetta Stone Inc., (3)	15,451

1,902	Sapiens International Corporation NV	12,211

2,548	SeaChange International, Inc., (3)	17,989

2,715	Silver Springs Networks Inc., (2), (3)	19,277

5,283	SS&C Technologies Holdings Inc., (2)	292,308

2,737	Synchronoss Technologies, Inc., (3)	116,240

6,473	Take-Two Interactive Software, Inc., (2), (3)	192,378

3,001	Tangoe Inc., (3)	34,301

3,965	TeleCommunication Systems, (3)	11,221

2,113	TeleNav Inc., (3)	13,692

613	The Rubicon Project Inc., (3)	9,029

8,908	TiVo, Inc., (3)	93,178

273	TubeMogul Inc., (3)	4,144

2,560	Tyler Technologies Inc., (3)	271,565

2,198	Ultimate Software Group, Inc., (2), (3)	325,326

413	Varonis Systems Inc., (3)	13,617

2,283	Vasco Data Security International, Inc., (2), (3)	49,085

4,639	Verint Systems Inc., (3)	247,630

128	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

3,299	VirnetX Holding Corporation, (2), (3)	$17,947

5,588	Vringo Inc., (2), (3)	2,955

543	Yodlee, Inc., (3)	5,006

881	Zendesk Inc., (2), (3)	21,311
	Total Software	5,667,997

	Specialty Retail – 3.2%

6,100	Aeropostale, Inc., (3)	14,884

15,077	American Eagle Outfitters, Inc., (2)	211,681

603	America’s Car-Mart, Inc., (3)	32,025

3,632	Ann Inc., (3)	120,219

2,378	Asbury Automotive Group, Inc., (3)	176,471

3,181	Barnes & Noble Inc.	74,722

2,432	bebe stores, inc.	8,707

1,401	Big 5 Sporting Goods Corporation	16,686

447	Boot Barn Holdings, Inc., (3)	9,020

3,387	Brown Shoe Inc.	96,157

2,186	Buckle Inc., (2)	111,027

957	Build-A-Bear-Workshop, Inc., (3)	19,733

2,127	Cato Corporation	90,185

1,709	Childrens Place Retail Stores Inc.	102,455

2,825	Christopher & Banks Corporation	14,718

1,209	Citi Trends, Inc., (3)	27,674

2,148	Conn’s, Inc., (2), (3)	33,810

1,195	Container Store Group Inc., (3)	21,773

1,062	Destination Maternity Corporation	16,259

2,818	Destination XL Group Inc., (2), (3)	14,315

6,535	Express Inc., (3)	85,478

3,742	Finish Line, Inc.	88,311

4,208	Five Below, Incorporated, (2), (3)	140,211

3,274	Francescas Holdings Corporation, (3)	51,926

1,861	Genesco Inc., (3)	132,968

1,812	Group 1 Automotive Inc., (2)	145,667

4,766	Guess Inc.	89,505

1,563	Haverty Furniture Companies Inc.	38,184

934	Hhgregg Inc., (2), (3)	5,128

2,008	Hibbett Sporting Goods, Inc., (3)	94,456

1,135	Kirkland’s, Inc., (3)	26,411

1,770	Lithia Motors Inc.	149,919

2,128	Lumber Liquidators Inc., (2), (3)	134,383

Nuveen Investments	129

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

1,945	Marinemax Inc., (3)	$49,617

1,120	Mattress Firm Holding Corporation, (2), (3)	64,534

3,719	Mens Wearhouse Inc.	172,822

2,444	Monro Muffler Brake, Inc., (2)	139,650

2,399	New York & Company Inc., (2), (3)	5,518

41,473	Office Depot, Inc., (2), (3)	315,195

1,465	Outerwall Inc., (2)	90,947

3,848	Pacific Sunwear of California, Inc., (3)	10,582

4,128	Pep Boys – Manny, Moe & Jack	34,799

6,933	Pier 1 Imports, Inc., (2)	116,544

4,094	Rent-A-Center Inc.	140,342

2,417	Restoration Hardware Holdings Incorporated, (2), (3)	211,560

899	Sears Hometown and Outlet Stores, (3)	10,204

4,210	Select Comfort Corporation, (3)	125,626

1,172	Shoe Carnival, Inc.	27,214

3,091	Sonic Automotive Inc.	76,131

785	Sportsman’s Warehouse Holdings Inc., (3)	5,597

2,458	Stage Stores Inc.	49,160

2,152	Stein Mart, Inc.	29,612

908	Systemax Inc., (3)	11,868

2,175	Tile Shop Holdings Inc., (2), (3)	17,661

819	Tilly’s Inc, Class A Shares, (3)	11,253

2,388	Vitamin Shoppe Inc., (3)	100,941

1,415	West Marine, Inc., (3)	16,980

168	Winmark Corporation	13,694

1,609	Zumiez, Inc., (2), (3)	60,000
	Total Specialty Retail	4,303,119

	Textiles, Apparel & Luxury Goods – 1.0%

2,130	Columbia Sportswear Company	90,525

6,789	Crocs, Inc., (3)	71,963

680	Culp Inc.	13,661

1,489	G III Apparel Group, Limited, (3)	144,731

3,695	Iconix Brand Group, Inc., (2), (3)	122,822

1,422	Movado Group Inc.	34,171

1,121	Oxford Industries Inc.	62,709

942	Perry Ellis International, Inc., (3)	22,523

10,533	Quiksilver Inc., (2), (3)	19,697

1,310	Sequential Brands Group Inc., (3)	13,559

3,032	Skechers USA Inc., (3)	182,981

130	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

4,519	Steven Madden Limited, (3)	$155,182

3,929	Tumi Holdings Inc., (3)	89,070

1,136	Unifi Inc., (3)	36,613

1,692	Vera Bradley Inc., (2), (3)	32,266

866	Vince Holding Company, (3)	20,308

7,866	Wolverine World Wide Inc., (2)	221,428
	Total Textiles, Apparel & Luxury Goods	1,334,209

	Thrifts & Mortgage Finance – 1.7%

510	Anchor BanCorp Wisconsin Inc., (3)	17,085

6,717	Astoria Financial Corporation	82,149

3,611	Bank Mutual Corporation	23,002

1,445	BankFinancial Corporation	16,343

602	BBX Capital Corporation, (3)	8,512

2,502	Beneficial Bancorp, Inc., (3)	26,997

1,948	Berkshire Hills Bancorp, Inc.	48,505

1,102	BofI Holdings, Inc., (2), (3)	92,965

5,475	Brookline Bancorp, Inc.	52,560

11,100	Capitol Federal Financial Inc.	138,306

1,499	Charter Financial Corporation	16,789

701	Clifton Bancorp Inc.	9,295

2,653	Dime Community Bancshares, Inc.	39,158

1,070	ESB Financial Corporation	17,880

3,230	Essent Group Limited, (3)	75,550

7,066	Everbank Financial Corporation, (2)	123,302

808	Federal Agricultural Mortgage Corporation	22,260

749	First Defiance Financial Corporation	22,815

1,068	First Financial Northwest Inc.	12,805

1,572	Flagstar Bancorp Inc., (3)	22,338

942	Fox Chase Bancorp.	15,298

5,508	Home Loan Servicing Solutions Limited, (2)	66,426

1,080	HomeStreet Inc.	19,073

1,087	Kearny Financial Corporation	14,131

1,181	Ladder Capital Corporation, (3)	22,156

497	LendingTree, Inc., (3)	20,466

1,576	Meridian Bancorp, Inc., (3)	18,297

475	Meta Financial Group, Inc.	15,898

26,255	MGIC Investment Corporation, (2), (3)	223,693

3,919	NMI Holdings Inc., Class A Shares, (3)	30,176

3,929	Northfield Bancorp Inc.	56,578

Nuveen Investments	131

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

7,340	Northwest Bancshares Inc.	$86,612

1,064	OceanFirst Financial Corporation	17,237

3,549	Oritani Financial Corporation	50,076

1,038	PennyMac Financial Services Inc., (3)	18,705

4,675	Provident Financial Services Inc.	81,158

14,813	Radian Group Inc., (2)	233,453

1,153	Stonegate Mortgage Corporation, (3)	11,599

678	Territorial Bancorp Inc.	14,740

7,850	TrustCo Bank Corporation NY, (2)	50,476

4,114	United Community Financial Corporation	22,216

4,088	United Financial Bancorp Inc.	50,855

1,372	Walker & Dunlop Inc., (3)	24,353

7,858	Washington Federal Inc.	156,060

2,669	Waterstone Financial Inc.	33,843

654	WSFS Financial Corporation	48,304
	Total Thrifts & Mortgage Finance	2,270,495

	Tobacco – 0.1%

3,315	22nd Century Group Inc., (2), (3)	3,879

6,836	Alliance One International, Inc., (3)	7,178

1,801	Universal Corporation, (2)	72,328

5,355	Vector Group Ltd., (2)	119,867
	Total Tobacco	203,252

	Trading Companies & Distributors – 0.8%

2,283	Aceto Corporation	44,290

5,214	Aircastle LTD	104,593

3,240	Applied Industrial Technologies Inc.	130,993

3,825	Beacon Roofing Supply Company, (3)	90,614

1,271	CAI International Inc., (3)	26,653

1,004	DXP Enterprises, Inc., (3)	41,184

893	General Finance Corporation, (3)	6,635

2,476	H&E Equipment Services, Inc.	43,429

1,493	Houston Wire & Cable Company	16,528

2,124	Kaman Corporation	80,754

811	Neff Corporation, Class A Shares, (3)	7,510

2,770	Rush Enterprises, Class A, (3)	77,560

1,175	Stock Building Supply Holdings Inc., (3)	18,307

2,637	TAL International Group Inc., (2)	107,194

1,674	Textainer Group Holdings Limited, (2)	54,924

132	Nuveen Investments

Shares	Description (1)	Value

	Trading Companies & Distributors (continued)

1,345	Titan Machinery, Inc., (2), (3)	$19,005

2,003	Watsco Inc.	218,047
	Total Trading Companies & Distributors	1,088,220

	Transportation Infrastructure – 0.0%

4,066	Wesco Aircraft Holdings Inc., (3)	53,021

	Water Utilities – 0.3%

3,007	American States Water Co	119,197

631	Artesian Resources Corporation	13,977

3,708	California Water Service Group	90,994

845	Connecticut Water Service, Inc.	30,386

1,240	Middlesex Water Company	27,119

1,215	SJW Corporation	41,031

1,003	York Water Company	23,741
	Total Water Utilities	346,445

	Wireless Telecommunication Services – 0.1%

1,547	Boingo Wireless Inc., (3)	13,072

1,274	NTELOS Holdings Corporation	5,223

2,173	RingCentral Inc., Class A, (3)	29,336

1,868	Shenandoah Telecommunications Company	55,498

1,680	Spok Holdings, Inc.	28,762
	Total Wireless Telecommunication Services	131,891
	Total Common Stocks (cost $94,154,374)	131,275,295

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS – 0.0%

2,552	CorEnergy Infrastructure Trust Inc.	$16,716
	Total Exchange-Traded Funds (cost $19,007)	16,716

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

6,523	Chelsea Therapeutics International Limited, (6)	$—

692	Clinical Data, Inc., (3), (6)	—

3,767	Cubist Pharmaceuticals Inc.	222

1,250	Durata Therapeutics Inc., (2), (6)	1,025

216	Empire Resorts, Inc., (2), (6)	—

591	Furiex Pharmaceuticals, (6)	5,774

1,493	Gerber Scientific Inc., (6)	—

4,499	Leap Wireless International, Inc., (6)	11,337

424	Omthera Pharamceuticals Inc., (6)	—

Nuveen Investments	133

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Shares	Description (1)				Value

	Common Stock Rights (continued)

37	Providence Service Corporation, (6)				$—

2,878	Trius Therapeutics Inc., (6)				—
	Total Common Stock Right (cost $7,096)				18,358

Shares	Description (1)				Value

	WARRANTS – 0.0%

106	Imperial Holdings, Inc., (6)				$59

1,328	Magnum Hunter Resources Corporation Warrants, (2), (6)				27

157	Tejon Ranch Company, (7)				220
	Total Warrants (cost $855)				306
	Total Long-Term Investments (cost $94,181,332)				131,310,675

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.8%

	Money Market Funds – 23.8%

	Mount Vernon Securities Lending Prime Portfolio, 0.199%, (8), (9)				$32,273,540
	Total Investments Purchased with Collateral from Securities Lending (cost $32,273,540)				32,273,540

Principal Amount (000)	Description (1)	Coupon	Maturity	Rating (10)	Value

	SHORT-TERM INVESTMENTS – 3.3%

	Money Market Funds – 3.1%

$4,167,995	First American Treasury Obligations Fund, Class Z	0.000% (8)	N/A	N/A	$4,167,995

	U.S. Government and Agency Obligations – 0.2%

275	U.S. Treasury Bills, (11)	0.000%	11/12/15	AAA	274,773
	Total Short-Term Investments (cost $4,442,729)				4,442,768
	Total Investments (cost $130,897,601) – 123.9%				168,026,983
	Other Assets Less Liabilities – (23.9)%				(32,465,081)
	Net Assets – 100%				$135,561,902

Investments in Derivatives as of January 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	36	3/15	$4,180,320	$(13,476)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

134	Nuveen Investments

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$131,275,295	$—	$—	$131,275,295
Exchange-Traded Funds	16,716	—	—	16,716
Common Stock Rights	222	—	18,136	18,358
Warrants	—	220	86	306
Investments Purchased with Collateral from Securities Lending	32,273,540	—	—	32,273,540
Short-Term Investments:
Money Market Funds	4,167,995	—	—	4,167,995
U.S. Government & Agency Obligations	—	274,773	—	274,773
Investment in Derivatives:
Futures Contracts*	(13,476)	—	—	(13,476)
Total	$167,720,292	$274,993	$18,222	$168,013,507
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments (excluding investments in derivatives) was $131,282,881.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$47,629,243
Depreciation	(10,885,141)
Net unrealized appreciation (depreciation) of investments	$36,744,102

Nuveen Investments	135

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $30,058,663.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Shares round to less than 1.

(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	For fair value measurement disclosure purposes, Warrant categorized as Level 2.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(11)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

136	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2015